                                                     REGISTRATION NOS. 33-20453
                                                                      811-05166
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                          REGISTRATION STATEMENT
                                  UNDER
                        THE SECURITIES ACT OF 1933

                             -----------------

                       PRE-EFFECTIVE AMENDMENT NO.
                     POST-EFFECTIVE AMENDMENT NO. 42    [X]
                          REGISTRATION STATEMENT
                                  UNDER
                    THE INVESTMENT COMPANY ACT OF 1940  [X]
                            AMENDMENT NO. 125
                       (CHECK APPROPRIATE BOX OR BOXES.)

                               -----------------

                        MONY AMERICA VARIABLE ACCOUNT A
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

                          1290 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10104
      (ADDRESS OF THE DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective: (check appropriate box)
    [_]immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]on April 30, 2012 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]on pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:

   Units of interest in Separate Account under individual flexible payment variable annuity contracts

================================================================================

Individual Flexible Payment Variable Annuity Contract
Issued by MONY Life Insurance Company of America with variable investment options under MONY America's MONY America Variable Account A
PROSPECTUS DATED MAY 1, 2012

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing, or taking any other action under your contract. Also, you should read the prospectuses for each Trust, which contain important information about their portfolios.

--------------------------------------------------------------------------------

MONY Life Insurance Company of America (the "Company") issues the flexible payment variable annuity contract described in this prospectus. This prospectus is a disclosure document and describes all of the Contract's material features, benefits, rights and obligations, as well as other information. The description of the Contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus in accordance with the Contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.

This Contract is no longer being sold. This prospectus is used with current Contractholders only. We will continue to accept Purchase Payments under existing Contracts. You should note that your Contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your Contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your Contract.

You can tell us what to do with your Purchase Payments. You can also tell us what to do with the cash value your Contract may create for you resulting from those Purchase Payments.

You may allocate some or all of your Purchase Payments into the sub-accounts. Each subaccount is a subaccount of Separate Account MONY America Variable Account A. Both the value of your Contract before annuitization and the amount we apply upon annuitization will depend on the investment performance of the portfolios you select. You bear the investment risk of investing in the portfolios. The subaccounts invest in shares of the following portfolios of AXA Premier VIP Trust and EQ Advisors Trust:


-------------------------------------------------------------------------------
 SUBACCOUNTS
-------------------------------------------------------------------------------
All Asset Growth-Alt 20/(2)/            EQ/GAMCO Small Company Value
AXA Aggressive Allocation/(1)/          EQ/Intermediate Government Bond/(3)/
AXA Conservative Allocation/(1)/        EQ/MFS International Growth
AXA Conservative-Plus Allocation/(1)/   EQ/Money Market
AXA Moderate Allocation/(1)/            EQ/Quality Bond PLUS
AXA Moderate-Plus Allocation/(1)/       EQ/T. Rowe Price Growth Stock
EQ/Core Bond Index
-------------------------------------------------------------------------------

NOT ALL OF THESE PORTFOLIOS MAY BE AVAILABLE IN ALL STATES OR ALL MARKETS.

(1)The "AXA Allocation" portfolios.

(2)This is the variable investment option's new name, effective on or about May 21, 2012, subject to regulatory approval. Please see "The Funds" later in this prospectus for the variable investment option's former name.
(3)This is the variable investment option's new name, effective on or about May 1, 2012. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus for the variable investment option's former name.


You may also allocate some or all of your Purchase Payments and cash values into our Guaranteed Interest Account, which is discussed later in this prospectus.

A Statement of Additional Information dated May 1, 2012 containing additional information about the contracts is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request. You may request one by writing to our processing office located at MONY Life Insurance Company of America, Policyholder Services, 100 Madison Street, Syracuse, New York 13202, or by telephoning 1-800-487-6669 or by accessing the SEC's website at www.sec.gov. The Table of Contents of the Statement of Additional Information can be found on the last page of this prospectus.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                 #235479/MLA-MM

Contents of this Prospectus

--------------------------------------------------------------------------------






           ----------------------------------------------------------
           1. SUMMARY OF THE CONTRACT                              4
           ----------------------------------------------------------
           Definitions                                             4
           Purpose of the Contract                                 4
           Purchase Payments and cash values                       4
           Minimum Purchase Payments                               4
           MONY America Variable Account A                         4
           Guaranteed Interest Account                             5
           Transfer of cash values                                 5
           Surrender                                               5
           Charges and deductions                                  5
           Right to return contract provision                      5
           Death benefit                                           5
           Fee tables                                              6
           Example                                                 6
           Other contracts                                         7
           Condensed financial information                         7


           ----------------------------------------------------------
           2.WHO IS MONY LIFE INSURANCE COMPANY OF
             AMERICA?                                              8
           ----------------------------------------------------------
           MONY Life Insurance Company of America                  8
           How to reach us                                         8
           MONY America Variable Account A                         9


           ----------------------------------------------------------
           3. THE FUNDS                                           10
           ----------------------------------------------------------
           Purchase of portfolio shares by MONY America Variable
             Account A                                            12
           Guaranteed Interest Account                            12


           ----------------------------------------------------------
           4. DETAILED INFORMATION ABOUT THE CONTRACT             13
           ----------------------------------------------------------
           Payment and allocation of Purchase Payments            13
           Telephone/facsimile/web transactions                   16
           Disruptive transfer activity                           17
           Termination of the Contract                            18


           ----------------------------------------------------------
           5. SURRENDERS                                          19
           ----------------------------------------------------------


           ----------------------------------------------------------
           6. DEATH BENEFIT                                       20
           ----------------------------------------------------------
           Death benefit provided by the Contract                 20
           Election and contract date of election                 20
           Payment of death benefit                               20


2   CONTENTS OF THIS PROSPECTUS

          -----------------------------------------------------------
          7.CHARGES AND DEDUCTIONS                                21
          -----------------------------------------------------------
          Deductions from Purchase Payments                       21
          Charges against cash value                              21
          Deductions from cash value                              21


          -----------------------------------------------------------
          8.ANNUITY PROVISIONS                                    24
          -----------------------------------------------------------
          Annuity payments                                        24
          Election and change of settlement option                24
          Settlement Options                                      24
          Frequency of annuity payments                           25
          Additional provisions                                   25


          -----------------------------------------------------------
          9.OTHER PROVISIONS                                      26
          -----------------------------------------------------------
          Ownership                                               26
          Provision required by Section 72(s) of the Code         26
          Provision required by Section 401(a)(9) of the Code     26
          Contingent annuitant                                    27
          Assignment                                              27
          Change of beneficiary                                   27
          Substitution of securities                              27
          Changes to Contracts                                    28
          Change in operation of MONY America Variable Account A  28


          -----------------------------------------------------------
          10.VOTING RIGHTS                                        29
          -----------------------------------------------------------


          -----------------------------------------------------------
          11.DISTRIBUTION OF THE CONTRACTS                        30
          -----------------------------------------------------------


          -----------------------------------------------------------
          12.FEDERAL TAX STATUS                                   32
          -----------------------------------------------------------
          Introduction                                            32
          Taxation of annuities in general                        32
          Retirement plans                                        33
          Tax treatment of the Company                            33


          -----------------------------------------------------------
          13.ADDITIONAL INFORMATION                               34
          -----------------------------------------------------------


          -----------------------------------------------------------
          14.LEGAL PROCEEDINGS                                    35
          -----------------------------------------------------------


          -----------------------------------------------------------
          15.FINANCIAL STATEMENTS                                 36
          -----------------------------------------------------------
          About the general account                               36

                 ---------------------------------------------
                 APPENDICES
                 ---------------------------------------------
                  I  --  Condensed financial information   I-1
                 II  --  Calculation of surrender charge  II-1


                 ---------------------------------------------
                 STATEMENT OF ADDITIONAL INFORMATION
                   Table of contents
                 ---------------------------------------------

                                                 CONTENTS OF THIS PROSPECTUS 3

1. Summary of the Contract


--------------------------------------------------------------------------------


This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this summary and in your Contract. This summary and the entire prospectus will describe the part of the Contract involving MONY America Variable Account A. The prospectus also briefly will describe the Guaranteed Interest Account and the portfolios offered by AXA Premier VIP Trust and EQ Advisors Trust. More detailed information about the portfolios offered by AXA Premier VIP Trust and EQ Advisors Trust is contained in the applicable fund prospectuses.

DEFINITIONS

--------------------------------------------------------------------------------
Specialized terms will be defined on the page where they first appear enclosed in a box.
--------------------------------------------------------------------------------

PURPOSE OF THE CONTRACT

The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts"). The Contract is no longer being sold. We will continue to accept Purchase Payments under existing Contracts.

The Contract is designed to allow a Contractholder to make Purchase Payments to the Company under the Contract. Those Purchase Payments are allocated at the Contractholder's choice among the subaccounts of MONY America Variable Account A and the Guaranteed Interest Account. Those Purchase Payments can accumulate for a period of time and create Cash Values for the Contractholder. The Contractholder can choose the length of time, within limits, that such Purchase Payments may accumulate. The Contractholder may choose at some point in the future to receive annuity benefits based upon those accumulated Cash Values.

A Contractholder uses the Contract's design to accumulate cash value for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under certain Sections of the Internal Revenue Code (the "Code"), Sections 401, 403 (other than
Section 403(b)), 408, 408A, and 457, for example. We no longer offer contracts to fund plans intended to be qualified under Sections 403 or 457 of the Code, but may accept Purchase Payments under existing contracts.

--------------------------------------------------------------------------------
QUALIFIED PLANS -- Retirement plans that may receive favorable tax treatment under certain Sections of the Internal Revenue Code.
QUALIFIED CONTRACTS -- Contracts issued under Qualified Plans.
NON-QUALIFIED CONTRACTS -- Contracts not issued under Qualified Plans.
CASH VALUE -- The dollar value as of any Valuation Date of all amounts accumulated under the Contract.
--------------------------------------------------------------------------------

The Contract is also designed to allow the Contractholder to request payments of part or all of the accumulated Cash Value before the Contractholder begins to receive annuity benefits. This payment may result in the imposition of a surrender charge. It may also be subject to a contract charge and/or income and other taxes.

PURCHASE PAYMENTS AND CASH VALUES

You may allocate your Purchase Payments to one or more of the sub-accounts of MONY America Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account. The Purchase Payments you allocate among the various subaccounts of MONY America Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the Purchase Payments you allocate to any of the subaccounts of MONY America Variable Account A will increase or that the Purchase Payments you make will not lose value.

Purchase Payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 3.5% or 4.0%, depending on the date your Contract was issued.

MINIMUM PURCHASE PAYMENTS

The minimum Purchase Payment for individuals varies depending upon the purchaser of the Contract and the method of paying the Purchase Payments. (See "Payment and allocation of Purchase Payments.")

Additional Purchase Payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50. (See "Issuance of the Contract.") The Company may change any of these requirements in the future.

MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of MONY Life Insurance Company of America (the "Company"). MONY America Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

The subaccounts of MONY America Variable Account A invest in shares of AXA Premier VIP Trust and EQ Advisors Trust (the "Funds") at their net asset value. (See "The Funds.") Contractholders bear the entire investment risk for all amounts allocated to MONY America Variable Account A subaccounts.
--------------------------------------------------------------------------------
CONTRACTHOLDER -- The person so designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Contractholder.
PURCHASE PAYMENT -- An amount paid to the Company by the Contractholder or on the Contractholder's behalf as consideration for the benefits provided by the Contract.
NET PURCHASE PAYMENT -- A Purchase Payment less any applicable tax charge.
--------------------------------------------------------------------------------

4   SUMMARY OF THE CONTRACT

--------------------------------------------------------------------------------


GUARANTEED INTEREST ACCOUNT

The Guaranteed Interest Account is part of the Company's General Account. It consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at rates guaranteed by the Company for specified periods. (See "Guaranteed Interest Account.")

TRANSFER OF CASH VALUES

You may transfer Cash Value among the subaccounts and to or from the Guaranteed Interest Account, as described later in this Prospectus. Transfers may be made by telephone, fax or web if the proper form has been completed, signed, and received by the Company at its Operations Center located at 100 Madison St., Syracuse, New York 13202. Transfers by telephone, facsimile or via the web are subject to the Company's rules and conditions for such privilege. (See "Detailed information about the Contract -- Transfers.")

SURRENDER

You may surrender all or part of the Contract at any time and receive its Surrender Value while the annuitant is alive prior to the annuity commencement date, as described later in this Prospectus. We may impose a surrender charge. The amounts you receive upon surrender may be subject to income taxes and a 10% penalty tax if you are younger than 59/1//\\2 \\at the time of surrender. (See "Surrenders" and
"Federal tax status.")

CHARGES AND DEDUCTIONS

The Contract provides for the deduction of various charges and expenses from the Cash Value of the Contract.

We pay compensation to broker-dealers who sell the Contracts. (For a discussion of this compensation, see "Distribution of the Contracts.")

RIGHT TO RETURN CONTRACT PROVISION

This information is no longer applicable as these contracts are no longer available to new purchasers.

You have the right to examine the Contract when you receive it. You may return the Contract for any reason during the "free look period" (usually within ten days from the day you receive it). You will receive a refund equal to the Purchase Payments received by the Company, less any partial surrenders you made. During the free look period, Purchase Payments allocated to the subaccounts will be retained in the EQ/Money Market Subaccount of MONY America Variable Account A.

DEATH BENEFIT

If the Annuitant (and the Contingent Annuitant, if any) dies before the annuity commencement date, the Company will pay a death benefit to the Beneficiary. If the Annuitant dies after the annuity commencement date, no death benefit is payable except as may be payable under the settlement option selected. (See "Death benefit.")

--------------------------------------------------------------------------------
ANNUITANT -- The person upon whose continuation of life any annuity payment depends.
CONTINGENT ANNUITANT -- The party designated by the Contractholder to become the Annuitant, subject to certain conditions, on the death of the Annuitant. BENEFICIARY -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Contingent Annuitant.
VALUATION DATE -- Each day that the New York Stock Exchange is open for regular trading. A Valuation Date ends 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------

                                                    SUMMARY OF THE CONTRACT  5

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. A charge for taxes may also be deducted.

   -------------------------------------------------------------------------
    CONTRACTHOLDER TRANSACTION EXPENSES:
   -------------------------------------------------------------------------
   Maximum deferred sales load (surrender charge) (as a         7.00%/(1)/
   percentage of
   Purchase Payments surrendered)
   -------------------------------------------------------------------------
   Maximum transfer charge                                      $25/(2)/
   -------------------------------------------------------------------------
   The next table describes the fees and expense that you will pay periodically during the time that you own the Contract, not including Fund portfolio company fees and expenses.
   -------------------------------------------------------------------------
   Maximum annual contract charge                               $50/(3)/

   -------------------------------------------------------------------------
    SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ANNUAL
    CASH VALUE IN MONY AMERICA
    VARIABLE ACCOUNT A):
   -------------------------------------------------------------------------
   Maximum mortality and expense risk fees                      1.25%/(4)/
   -------------------------------------------------------------------------
   Total separate account annual expenses                       1.25%/(4)/
   -------------------------------------------------------------------------

(1)The surrender charge percentage, which reduces to zero, is determined under a surrender charge schedule. (See "Deductions from cash value -- Amount of surrender charge.") The surrender charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of surrender charge. (See "Deductions from cash value -- Guaranteed free surrender amount.")
(2)The transfer charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer after the first four transfers in a Contract Year, which will not exceed $25. (See "Deductions from cash value -- Transfer charge.")
(3)The annual contract charge is currently $30. For Qualified Contracts (other than those issued for IRA, Roth IRA and SEP-IRA) the annual contract charge is $15 per Contract Year. However, the Company may in the future change an amount of the charge not exceeding $50 per Contract Year. (See "Deductions from cash value -- Annual contract charge.")
(4)The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.25% from the value of the net assets of MONY America Variable Account A.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2010. You may pay portfolio company operating expenses periodically during the time that you own the Contract. Certain variable investment options invest in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). More detail concerning each Fund portfolio company's fees and expenses is contained in the prospectus for each portfolio.


  ---------------------------------------------------------------------------
   TOTAL ANNUAL FUND PORTFOLIO OPERATING EXPENSES              LOWEST HIGHEST
  ---------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses for 2011           0.71%  1.31%
  (expenses that are deducted from portfolio
  assets including management fees, 12b-1 fees, service fees, and/or other expenses)/(1)/
  ---------------------------------------------------------------------------



(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2011, if applicable, and for the underlying portfolios. In addition, the "Minimum" represents the total annual operating expenses of the EQ/Money Market Portfolio. The "Maximum" represents the total annual operating expenses of the All Asset Growth-Alt 20 Portfolio.


EXAMPLE


This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractholder transaction expenses, contract fees, separate account annual expense, and Fund fees and expenses for the year ended
December 31, 2011.


The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. The example assumes the maximum contract charges and annual expenses of any of the Fund portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. a.If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):


                       ---------------------------------
                        1 YEAR  3 YEARS 5 YEARS 10 YEARS
                       ---------------------------------
                        $951    $1,518  $2,102  $3,374
                       ---------------------------------


    b.If you surrender your Contract at the end of the applicable time period
      (assuming minimum fees and expenses of any of the Fund portfolios):


                       ---------------------------------
                        1 YEAR  3 YEARS 5 YEARS 10 YEARS
                       ---------------------------------
                        $895    $1,350  $1,822  $2,796
                       ---------------------------------


6   SUMMARY OF THE CONTRACT

2. a.If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):


                       ---------------------------------
                        1 YEAR  3 YEARS 5 YEARS 10 YEARS
                       ---------------------------------
                        $309     $945   $1,606   $3,374
                       ---------------------------------


    b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):


                       ---------------------------------
                        1 YEAR  3 YEARS 5 YEARS 10 YEARS
                       ---------------------------------
                        $249     $767   $1,311   $2,796
                       ---------------------------------


3. a.If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming maximum fees and expenses of any of the Fund portfolios):


                       ---------------------------------
                        1 YEAR  3 YEARS 5 YEARS 10 YEARS
                       ---------------------------------
                        $951     $945   $1,606   $3,374
                       ---------------------------------


    b. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming minimum fees and expenses of any of the Fund portfolios):


                       ---------------------------------
                        1 YEAR  3 YEARS 5 YEARS 10 YEARS
                       ---------------------------------
                        $895     $767   $1,311   $2,796
                       ---------------------------------


4. a.If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Fund portfolios):


                       ---------------------------------
                        1 YEAR  3 YEARS 5 YEARS 10 YEARS
                       ---------------------------------
                        $951    $1,518  $2,102   $3,374
                       ---------------------------------


    b. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming minimum fees and expenses of any of the Fund portfolios):


                       ---------------------------------
                        1 YEAR  3 YEARS 5 YEARS 10 YEARS
                       ---------------------------------
                        $895    $1,350  $1,822   $2,796
                       ---------------------------------


For the purposes of the Fee Tables and the Example, we assume that the Contract is owned during the accumulation period. (See "Charges and Deductions.") On and after the annuity starting date, different fees and charges will apply.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the Contracts offered by this prospectus. Not every Contract is offered through the same distributor. Upon request, your registered representative can show you information regarding other annuity Contracts that he or she distributes. You can also contact us to find out more about any of MONY Life Insurance Company of America annuity Contracts.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for the unit values and the number of units outstanding as of the end of the period shown for each of the variable investment options available as of December 31, 2011.


                                                    SUMMARY OF THE CONTRACT  7

2. Who is MONY Life Insurance Company of America?

--------------------------------------------------------------------------------

MONY LIFE INSURANCE COMPANY OF AMERICA


We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc. (the "parent"), a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc., AXA Equitable Financial Services, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the contracts. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.0 billion in assets as of December 31, 2011. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your Contract or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone/Fax/Web Transactions" for effective dates for processing telephone, Internet, and facsimile requests, later in this prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR SUBSEQUENT CONTRIBUTIONS SENT BY REGULAR MAIL:

  MONY Life Insurance Company of America
  P.O. Box 5064
  New York, NY 10087-5064

FOR SUBSEQUENT CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  JPMorgan Chase - Lockbox Processing
  Lockbox - MONY Life Insurance Company of America -
  LBX 5064
  4 Chase Metrotech Center
  7th Floor East
  Brooklyn, NY 11245

--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY MAIL:

  MONY Life Insurance Company of America
  Policyholder Services
  100 Madison Street
  Syracuse, New York 13202

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Syracuse, New York 13202.

--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:

Customer service representatives are available weekdays from 9:00 a.m. to 5:00 p.m., Eastern Time at 1-800-487-6669.

--------------------------------------------------------------------------------
 BY INTERNET:

Clients may access Online Account Access by visiting our Website at www.axa-equitable.com. Our Website provides access to account information and customer service. After enrolling and setting up a password, you can view account details, perform certain transactions, print customer service forms and find answers to Frequently Asked Questions (FAQs).

You can also change your allocation percentages, transfer among investment options, make a payment, and/or change your address (1) by toll-free phone,
(2) over the Internet, through Online Account Access, or (3) by writing our Operations Center. For more information about the transaction requests you can make by phone, fax or internet, see "Telephone/Fax/Web Transactions" later in this prospectus.

8   WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of the Company. Presently, only Purchase Payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY America Variable Account A. The assets in MONY America Variable Account A are kept separate from the General Account Assets and other separate accounts of the Company.

The Company owns the assets in MONY America Variable Account A. The Company is required to keep assets in MONY America Variable Account A that equal the total market value of the contract liabilities funded by MONY America Variable Account A. Realized or unrealized income gains or losses of MONY America Variable Account A are credited or charged against MONY America Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY America Variable Account A. MONY America Variable Account A assets are not chargeable with liabilities of the Company's other businesses. The assets of MONY America Variable Account A are, however, available to cover the liabilities of our General Account to the extent that the assets of MONY America Variable Account A exceed the liabilities of the Contract supported by it. The amount of some of our obligations under the Contracts is based on the assets in MONY America Variable Account A. However, the obligations themselves are obligations of the Company.

MONY America Variable Account A was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. MONY America Variable Account A is registered under the Investment Company Act of 1940 (the "1940 Act") and is registered and classified under that act as a "unit investment trust". The SEC, however, does not manage or supervise the Company or MONY America Variable Account A. Although MONY America Variable Account A is registered, the Securities and Exchange Commission ("SEC") does not monitor the activity of MONY America Variable Account A on a daily basis. The Company is not required to register, and is not registered, as an investment company under the 1940 Act. A unit investment trust is a type of investment company. For state law purposes, MONY America Variable Account A is treated as a part or division of the Company.

MONY America Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of EQ Advisors Trust. For example, the EQ/Core Bond Index Subaccount invests solely in shares of the EQ Advisors Trust EQ/Core Bond Index Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, we reserve the right, in compliance with the laws that apply, to establish additional subaccounts; eliminate subaccounts; combine any two or more subaccounts; transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any subaccount to another subaccount; restrict or eliminate any voting rights as to MONY America Variable Account A; and cause one or more subaccounts to invest some or all of their assets in one or more other trusts or investment companies of MONY America Variable Account A if marketing needs, tax considerations, or investment conditions warrant. Future subaccounts may invest in other portfolios of the Funds or in other securities, as permitted by applicable law. Any new subaccounts may be made available to existing contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, change the Contract to reflect the change.

                             WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?  9

3. The Funds

--------------------------------------------------------------------------------

Each available subaccount of MONY America Variable Account A will invest only in the shares of the designated portfolio of AXA Premier VIP Trust and EQ Advisors Trust (the "Funds"). We offer affiliated Funds, which in turn offer one or more portfolios. There is a separate subaccount, which corresponds to each portfolio of a fund offered under the contract. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers ("the sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio, if any. The chart below also shows the currently available portfolios and their objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.


The Funds are registered with the SEC under the 1940 Act as open-end diversified management investment companies. The Funds may withdraw from sale any or all the respective portfolios as allowed by applicable law.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.


The AXA Allocation portfolios offer Contractholders a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation portfolios by AXA Equitable Funds Management Group, LLC, the investment manager of the AXA Premier VIP Trust and EQ Advisors Trust. AXA Advisors, LLC, an affiliated broker-dealer of the Company, may promote the benefits of such portfolios to Contractholders and/or suggest, incidental to the sale of this Contract, that Contractholders consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA
Equitable may derive greater revenues from the AXA Allocation portfolios than certain other portfolios available to you under your Contract. Please see "Payment and Allocation of Purchase Payments" in "Detailed information about the Contract" for more information about your role in managing your allocations.

As described in more detail in the underlying Fund prospectuses, the AXA Allocation Portfolios and certain other affiliated Portfolios, use futures and options to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your Cash Value may rise less than it would have without these defensive actions.

The investment strategies of the portfolios are designed to reduce the overall volatility of your Cash Value. The reduction in volatility permits us to more effectively and efficiently provide the benefits under the contract. This approach, while reducing volatility, may also suppress the investment performance of your contract.


----------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE        Class B     Seeks long-term capital appreciation.     AXA Equitable Funds Management
  ALLOCATION/(1)/                                                              Group, LLC
----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Class B     Seeks a high level of current income.     AXA Equitable Funds Management
  ALLOCATION/(1)/                                                              Group, LLC
----------------------------------------------------------------------------------------------------------------
AXA                   Class B     Seeks current income and growth of        AXA Equitable Funds Management
  CONSERVATIVE-PLUS               capital, with a greater emphasis on          Group, LLC
  ALLOCATION/(1)/                 current income.
----------------------------------------------------------------------------------------------------------------
AXA MODERATE          Class B     Seeks long-term capital appreciation      AXA Equitable Funds Management
  ALLOCATION/(1)/                 and current income.                          Group, LLC
----------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS     Class B     Seeks long-term capital appreciation      AXA Equitable Funds Management
  ALLOCATION/(1)/                 and current income, with a greater           Group, LLC
                                  emphasis on capital appreciation.
----------------------------------------------------------------------------------------------------------------

10  THE FUNDS

-------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
ALL ASSET             Class IB    Seeks long-term capital appreciation        AXA Equitable Funds Management
  GROWTH-ALT 20/(2)/              and current income.                            Group, LLC
-------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX    Class IA    Seeks to achieve a total return, before     AXA Equitable Funds Management
                                  expenses, that approximates the total          Group, LLC
                                  return performance of the Barclays          SSgA Funds Management, Inc.
                                  Intermediate U.S Government/Credit
                                  Index ("Intermediate Government
                                  Credit Index"), including reinvestment
                                  of dividends, at a risk level consistent
                                  with that of the Barclays Intermediate
                                  U.S. Government/Credit Index.
-------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL        Class IB    Seeks to maximize capital                   GAMCO Asset Management, Inc.
  COMPANY VALUE                   appreciation.
-------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE       Class IA    Seeks to achieve a total return before      AXA Equitable Funds Management
  GOVERNMENT                      expenses that approximates the total           Group, LLC
  BOND/(3)/                       return performance of the Barclays          SSgA Funds Management, Inc.
                                  Intermediate U.S. Government Bond
                                  Index, including reinvestment of
                                  dividends, at a risk level consistent
                                  with that of the Barclays Intermediate
                                  U.S. Government Bond Index.
-------------------------------------------------------------------------------------------------------------------
EQ/MFS                Class IB    Seeks to achieve capital appreciation.      Massachusetts Financial Services
  INTERNATIONAL                                                                  Company d/b/a MFS Investment
  GROWTH                                                                         Management
-------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET       Class IA    Seeks to obtain a high level of current     The Dreyfus Corporation
                                  income, preserve its assets and
                                  maintain liquidity.
-------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS  Class IB    Seeks to achieve high current income        AllianceBernstein L.P.
                                  consistent with moderate risk to            AXA Equitable Funds Management
                                  capital.                                       Group, LLC
-------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Class IB    Seeks to achieve long-term capital          T. Rowe Price Associates, Inc.
  GROWTH STOCK                    appreciation and secondarily, income.
-------------------------------------------------------------------------------------------------------------------


(1)The "AXA Allocation" portfolios.

(2)This is the Portfolio's new name, effective on or about May 21, 2012 , subject to regulatory approval. The Portfolio's former name was All Asset Allocation.
(3)This is the Portfolio's new name, effective on or about May 1, 2012. The Portfolio's former name was EQ/Intermediate Government Bond Index.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. SHARE CLASSES, WHERE APPLICABLE, ARE DEFINED IN THE CORRESPONDING FUND PROSPECTUS. THE PROSPECTUSES FOR THE FUND CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF FUND PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-487-6669.

Each Contractholder should periodically review their allocation of Purchase Payments and Cash Value among the subaccounts and the Guaranteed Interest Account in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in the prospectus for each of the Funds. The prospectus for each of the Funds should be read together with this prospectus.

                                                                  THE FUNDS  11

PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:

..   collect charges under the Contracts;

..   pay Surrender Value on full surrenders of the Contracts;

..   fund partial surrenders;

..   provide benefits under the Contracts; and

..   transfer assets from one subaccount to another or between one or more subaccounts of MONY America Variable Account A and the Guaranteed Interest Account as requested by Contractholders.

Any dividend or capital gain distribution received from a portfolio of a Fund will be:

..   reinvested immediately at net asset value in shares of that portfolio; and

..   kept as assets of the corresponding subaccount.

--------------------------------------------------------------------------------
SURRENDER VALUE -- The Contract's Cash Value, less (1) any applicable surrender charge, (2) and any applicable annual contract charge.
--------------------------------------------------------------------------------

Shares of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict.

The Board of Directors or Trustees of each of the Funds monitors the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Contractholders and variable life insurance Contractholders. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed and shared funding conflicts to the Directors and Trustees of each of the relevant Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.

GUARANTEED INTEREST ACCOUNT

The Guaranteed Interest Account is a part of the Company's General Account and consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company, including MONY America Variable Account A.

--------------------------------------------------------------------------------
CONTRACT YEAR -- Any period of twelve (12) months commencing with the Contract Date and each Contract Anniversary thereafter.
CONTRACT ANNIVERSARY -- An anniversary of the Contract Date of the Contract.
--------------------------------------------------------------------------------

CREDITING OF INTEREST. Net Purchase Payments allocated by a Contractholder to the Guaranteed Interest Account will be credited with interest at a rate declared by us. We guarantee that the rate will not be less than 4% (0.010746% compounded daily). For Contracts issued on and after May 1, 1994 (or on or after such later date as approval required in certain states was obtained), the rate declared by us is guaranteed not to be less than 3.5% (0.009426%, compounded daily). Each interest rate we declare will apply to all Net Purchase Payments received or transfers from MONY America Variable Account A completed within the period during which it is effective. Initial Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at the rate in effect for the date on which, (1) the Contract was issued (and the funds transferred into the EQ/Money Market Subaccount) and (2) from and after the date on which we deem the free look period to have expired on all funds transferred from the EQ/Money Market Subaccount to the Guaranteed Interest Account. Amounts may be withdrawn from the Guaranteed Interest Account as a result of:

..   Transfer

..   Partial surrender

..   Any charge imposed in accordance with the Contract

Such withdrawals will be considered to be withdrawals of amounts (and any interest credited thereon) most recently credited to the Guaranteed Interest Account.

Prior to the expiration of the period for which a particular interest rate was guaranteed, we will declare a renewal interest rate. The renewal interest rate will be effective for the succeeding period we determine.

12  THE FUNDS

4. Detailed information about the Contract

--------------------------------------------------------------------------------


The Cash Value in MONY America Variable Account A and in the Guaranteed Interest Account provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Cash Value, particularly the Cash Value in MONY America Variable Account A. There may be differences in your Contract, such as differences in fees, charges and benefits, because of the State where we issued your Contract. We will include any such differences in your Contract.

The Contract may be used with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Contract through a qualified plan, you should consider purchasing this Contract for its death benefit, income benefits, and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether or not the Contract is an appropriate investment for you.

PAYMENT AND ALLOCATION OF PURCHASE PAYMENTS

ISSUANCE OF THE CONTRACT

Disclosure regarding contract issuance and minimum initial Purchase Payments is for informational purposes only. This Contract is no longer available to new purchasers.

The Contract is between you and the Company. The Contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your Contract. In the absence of a specific written arrangement to the contrary, you as the owner of the Contract, have the sole authority to make investment allocations and other decisions under the Contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your Contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

Individuals who want to buy a Contract must:

(1)complete an application;

(2)personally deliver the application to:

   (a)a licensed agent of the Company who is also a registered representative of AXA Advisors, LLC or AXA Distributors, LLC (together, the "Distributors") who act as the principal underwriters for the Contracts, or

   (b)a licensed agent who is also registered representative of a broker dealer which had been authorized by the Distributors to sell the Con- tract; and

(3)pay the minimum initial Purchase Payment.

If we receive a completed application and all other information necessary for processing a purchase order at our Operations Center, we will apply your initial Purchase Payment no later than two Business Days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five Business Days. If an incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your Purchase Payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two Business Days. We will apply any additional premium payments you make on the Business Day we receive them at our Operations Center. Please note that if you submit your Purchase Payment to your agent, we will not begin processing the Purchase Payment until we have received it from your agent's selling firm.

The minimum initial Purchase Payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum initial Purchase Payment for each situation.

--------------------------------------------------------
USE OF CONTRACT OR
METHOD OF MAKING          MINIMUM INITIAL PURCHASE
PURCHASE PAYMENT          PAYMENT
--------------------------------------------------------
Individual retirement     $2,000
accounts and annuities
under Section 408 of the
Code (other than
Simplified Employee
Pensions)
--------------------------------------------------------
Non-Qualified Contracts   $2,000
--------------------------------------------------------
H.R. 10 plans             $600
(self-employed
individuals' retirement
plans under Section 401
of the Code), certain
corporate or association
retirement plans, and
Simplified Employee
Pensions under
Section 408 of the
Code/(1)/
--------------------------------------------------------
Annuity purchase plans    $600
sponsored by certain
tax-exempt
organizations,
governmental entities,
or deferred compensation
plans under Section 457
of the Code
--------------------------------------------------------

                                     DETAILED INFORMATION ABOUT THE CONTRACT 13

--------------------------------------------------------
Payroll deduction and     Annualized rate of $600
automatic checking        (i.e., $600 per year, $300
account withdrawal plans  semiannually, $150 quarterly
                          or $50 per month)
--------------------------------------------------------
Government Allotment      $50 per month
Plans
--------------------------------------------------------
(1)Prior to January 1, 1989 the Contracts discussed in
   this prospectus were offered in connection with
   Qualified Plans which intend to qualify for federal
   income tax advantages under Section 403(b) of the
   Code.
--------------------------------------------------------------------------------
GOVERNMENT ALLOTMENT PLANS -- Payroll deduction plans used for financial products by government employees.
--------------------------------------------------------------------------------

Additional Purchase Payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50.

The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if that would cause Cumulative Purchase Payments, less any partial surrenders and their surrender charges, to exceed $1,500,000.

The Company reserves the right to reject an application for any reason permitted by law.

Net Purchase Payments received before the Contract Date will be held in the Company's General Account and will be credited with interest at not less than 4.0% or 3.5% per year depending on the date your Contract was issued, if:

(1)the Contract is issued by the Company, and

(2)the Contract is delivered to the Contractholder.

No interest will be paid if the Contract is not issued or if it is not delivered to the Contractholder. Net Purchase Payments will be held in the EQ/MONY Market Subaccount of MONY America Variable Account A if:

(1)the application is approved,

(2)the Contract is issued, and

(3)the Contract is delivered to the Contractholder.

These amounts will be held in the EQ/MONY Market Subaccount pending end of the free look period. (See "Free look period.")

--------------------------------------------------------------------------------
CONTRACT DATE -- The date the contract begins as shown in the Contract.
--------------------------------------------------------------------------------

TAX-FREE 'SECTION 1035' EXCHANGES

This information is no longer applicable to the purchase of these Contracts as these Contracts are no longer available to new purchasers.

The Contractholder can generally exchange one, or a portion of one, annuity contract for another in a 'tax-deferred exchange' under Section 1035 of the Internal Revenue Code. Similar rules may apply to changing the funding vehicle in a Qualified Plan. Before making the exchange, the Contractholder should compare both contracts carefully. Remember that if you exchange another contract for the one, or part of one, described in this prospectus, you might have to pay a surrender charge on the old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for
Section 1035 treatment, the Contractholder may have to pay federal income tax, and penalty taxes on the exchange. The Contractholder should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Contractholder's best interest and not just better for the person trying to sell the Contractholder this Contract (that person will generally earn a commission if the Contractholder buys this Contract through an exchange or otherwise).

FREE LOOK PERIOD

This information is no longer applicable, as these Contracts are no longer available to new purchasers.

The Contractholder may return the Contract during the free look period (usually within 10 days of the delivery date). The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. The amount to be refunded (except for contracts entered into in the Commonwealth of Pennsylvania) is equal to the greater of:

(1)all Purchase Payments; and

(2)(a) Cash Value of the Contract (as of the date received at the Operations Center or, if returned by mail, after being postmarked, properly addressed and postage prepaid) plus (b) any deductions from Purchase Payments (i.e. taxes for annuity considerations deducted, mortality and expense risk charges deducted in determining unit value of MONY America Variable Account A, and asset charges deducted in determining the share value of the Funds).

ALLOCATION OF PAYMENTS AND CASH VALUE

ALLOCATION OF PAYMENTS. On the application, the Contractholder may allocate Net Purchase Payments to the subaccount(s) of MONY America Variable Account A or to the Guaranteed Interest Account. Net Purchase Payments (and any interest thereon) are held in the EQ/Money Market Subaccount of MONY America Variable Account A if they are received before the end of the free look period. The Net Purchase Payments will initially be allocated to the EQ/Money Market Subaccount beginning on the later of:

(1)the Contract Date of the Contract, and

(2)the date the Payment is received at the Company's Operations Center.

Net Purchase Payments will continue to be allocated to that subaccount until the free look period expires (See "Free look period" above). After we deem the free look period to have expired, the Contract's Cash Value will automatically be transferred to MONY America Variable Account A Subaccount(s) or to the Guaranteed Interest Account according to the Contractholder's percentage allocation.

After the free look period, under a non-automatic payment plan, if the Contractholder does not:

(1)specify the amount to be allocated among subaccounts, or

(2)specify the percentage to be allocated among subaccounts, or

(3)the amount or percentage specified is incorrect or incomplete,

14 DETAILED INFORMATION ABOUT THE CONTRACT the Net Purchase Payments will be allocated according to the Contractholder's most recent instructions on record. If there are no instructions on record, then the Purchase Payment will be allocated to the EQ/Money Market subaccount. The amount specified must not be less than $10.00 and the percentage specified must not be less than 10% of the Net Purchase Payment. Allocation percentages must total 100%.

For automatic payment plans, Net Purchase Payments will be allocated according to the Contractholder's most recent instructions on record. If there are not instructions on record, then the Net Purchase Payments will be allocated to the EQ/Money Market subaccount. You may change your allocation instructions by writing our Operations Center. A change will take effect within seven days after we receive the notice of the change.

LIMIT ON PURCHASE PAYMENTS ALLOCATED TO THE GUARANTEED INTEREST ACCOUNT

The Company will return to the Contractholder any portion of the Purchase Payment requested for allocation to the Guaranteed Interest Account if (a) Cash Value in the Guaranteed Interest Account equals or exceeds $250,000.00 or
(b) acceptance of that partial payment would cause Cash Value in the Guaranteed Interest Account to exceed $250,000.00.

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

When allocated Net Purchase Payments are received, they are credited to subaccounts of MONY America Variable Account A in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Valuation Date on which the Purchase Payment is received.

To determine the unit value of a subaccount on each Valuation Date, the Company takes the prior Valuation Date's unit value and multiplies it by the Net Investment Factor for the current Valuation Date. The Net Investment Factor is used to measure the investment performance of a subaccount from one Valuation Date to the next. The Net Investment Factor for each subaccount equals:

(1)the net asset value per share of each Fund held in the subaccount at the end of the current Valuation Date divided by

(2)the net asset value per share of each Fund held in the subaccount at the end of the prior Valuation Date, minus

(3)the daily mortality and expense risk charge and any other applicable charges adjusted for the number of calendar days in the period.

The unit value of these subaccounts may increase, decrease or remain the same from Valuation Date to Valuation Date. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY America Variable Account A. The Contractholder bears the entire investment risk. Contractholders should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.

CALCULATION OF GUARANTEED INTEREST ACCOUNT CASH VALUE

Net Purchase Payments to be allocated to the Guaranteed Interest Account will be credited to that account on:

(1)The date received at the Operations Center, or

(2)If the day Payments are received is not a Valuation Date, then on the next Valuation Date.

Interest will be credited daily. That part of Net Purchase Payments allocated to the Guaranteed Interest Account that exceeds the $250,000 limit imposed by the Company will be returned to the Contractholder.

CALCULATION OF CASH VALUE

The Contract's Cash Value will reflect:

..   The investment performance of the selected subaccount(s) of MONY America
    Variable Account A;

..   Amounts credited (including interest) to the Guaranteed Interest Account;

..   Any Net Purchase Payments;

..   Any partial surrenders; and

..   All contract charges (including surrender charges) imposed.

There is no guaranteed minimum Cash Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account. Because a Contract's Cash Value at any future date will be dependent on a number of variables, it cannot be predetermined.

The Cash Value will be computed first on the Contract Date and thereafter on each Valuation Date. On the Contract Date, the Contract's Cash Value will be the Net Purchase Payments received plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the Contract.")

After allocation of the amounts in the General Account to MONY America Variable Account A or the Guaranteed Interest Account, on each Valuation Date, the Contract's Cash Value will be computed as follows:

(1)Determine the aggregate of the Cash Values attributable to the Contract in each of the subaccounts on the Valuation Date. This is done by multiplying the subaccount's unit value on that date by the number of subaccount units allocated to the Contract;

(2)Add any amount credited to the Guaranteed Interest Account. This amount is the aggregate of all Net Purchase Payments allocated to the Guaranteed Interest Account and:

 .   The addition of any interest credited;

 .   Addition or subtraction of any amounts transferred;

 .   Subtraction of any partial surrenders; and

 . Subtraction of any contract charges, surrender charges and transfer charges.

(3)Add any Net Purchase Payment received on that Valuation Date;

(4)Subtract any partial surrender amount and its surrender charge made on that Valuation Date;

(5)Subtract any annual contract charge deductible on that Valuation Date.

In computing the Contract's Cash Value, the number of subaccount units allocated to the contracts is determined after any transfers among subaccounts or between one or more of the subaccounts and

                                     DETAILED INFORMATION ABOUT THE CONTRACT 15
the Guaranteed Interest Account. Any transfer charges are also deducted. However, the computation of the Contract's Cash Value is done before any other contract transactions on the Valuation Date, such as:

..   Receipt of Net Purchase Payments.

..   Partial surrenders.

If a transaction would ordinarily require that the Contract's Cash Value be computed for a day that is not a Valuation Date, the next following Valuation Date will be used.

TRANSFERS. You may transfer the value of the Contract among the subaccounts after the free look period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone, facsimile or via the web if you have proper authorization. The same rules apply as those for allocation of payments by telephone, facsimile or via the web. (See "Telephone/facsimile/web transaction.") Transfers will be executed at the net asset value next calculated by the Company if the transfer instruction is received and acknowledged by 4:00 p.m., Eastern Time on a day on which the New York Stock Exchange is open for business. If the New York Stock Exchange is not open for business on the day of receipt, the transfer instruction will be executed at the net asset value calculated at the close of business on the first day thereafter on which the New York Stock Exchange is open for business. Such transfers are subject to the Company's rules and conditions for such privilege. Currently, there are no limitations on the number of transfers between subaccounts. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

Transfers may be postponed for any period during which:

(1)the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2)trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3)an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

A transfer charge is not currently imposed on transfers. (See "Charges against cash value -- Transfer charge.") However, the Company reserves the right to impose a charge for transfers in excess of four. Such charge will not exceed $25 per transfer. If imposed, the charge will be deducted from the subaccount(s) or the Guaranteed Interest Account from which the amounts are transferred. This charge is in addition to the amount transferred. The charge allocated against the Guaranteed Interest Account or any subaccounts will be in the same proportion that the amount being transferred from the Guaranteed Interest Account or any subaccount bears to the total amount being transferred. If there is insufficient Cash Value in a subaccount or in the Guaranteed Interest Account to provide for its proportionate share of the charge, then the entire charge will be allocated in the same manner as the annual contract charge. (See "Charges against cash value -- Annual contract charge.") All transfers in a single request are treated as one transfer transaction. Transfers resulting from the first reallocation of Cash Value at the end of the free look period will not be subject to a transfer charge nor will it be counted against the four transfers allowed in each Contract Year without charge. Under present law, transfers are not taxable transactions.

TRANSFERS INVOLVING THE GUARANTEED INTEREST ACCOUNT. Transfers to or from the Guaranteed Interest Account are subject to the following limitations.

..   We will reject that part of the transfer that will cause amounts credited to the Guaranteed Interest Account to exceed $250,000.

   -- The portion in excess of the $250,000 limitation will be allocated back to the subaccounts designated in that transfer as the subaccounts from which amounts were to be transferred. The allocation back will be in the proportion that the amount requested to be transferred from each subaccount bears to the total amount transferred.

..   Transfers from the Guaranteed Interest Account to one or more subaccounts may be made once during each Contract Year, and the amount which may be transferred is limited to the greater of:

   -- 25% of the Cash Value in the Guaranteed Interest Account on the date the transfer would take effect or

   -- $5,000.

..   Transfers from the Guaranteed Interest Account to one or more subaccounts will be effective only on an anniversary of the Contract Date or on a Valuation Date not more than 30 days thereafter.

Please see "Payment and allocation of Purchase Payments" earlier in this section for more information about your role in managing your allocations.

PORTFOLIO REBALANCING

Our portfolio rebalancing program can help prevent a well-conceived investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages you originally selected to shift. With this program, you may instruct us to periodically reallocate values in your Contract. The program does not guarantee an investment gain or protect against an investment loss. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Requesting a transfer while enrolled in our rebalancing program will automatically terminate your participation in the program. This means that your account will no longer be rebalanced on a periodic basis. You must provide us with written instructions if you wish your account to be rebalanced in the future.

TELEPHONE/FACSIMILE/WEB TRANSACTIONS

The Contractholder may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone, facsimile or via the web subject to the guidelines (which we believe to be reasonable) of the Company and its right to terminate telephone, facsimile or via the web. The Company reserves the right to deny any telephone, facsimile or via the web allocation request.

Any such change, whether made in writing or by telephone, facsimile or via the web, will be effective within seven days after we receive notice, in accordance with the requirements of state insurance departments and the Investment Company Act of 1940.


16  DETAILED INFORMATION ABOUT THE CONTRACT

We have adopted guidelines relating to changes of allocations by telephone which, among other things, outline procedures designed to prevent unauthorized instructions. If the Contractholder does not follow these procedures:

(1)the Company shall not be liable for any loss as a result of following fraudulent telephone instructions; and

(2)the Contractholder will, therefore, bear the entire risk of loss due to fraudulent telephone instructions.

A copy of the guidelines and our form for electing telephone/facsimile transfer privileges is available from your financial professional or by calling us at 1-800-487-6669, Monday through Friday, 9AM to 5PM, Eastern Time. Web transfer privileges and a copy of the guidelines and forms are available online at www.axaonline.com. The telephone or fax allocation and transfer privileges may also be elected by completing the telephone or fax authorization. The Company's form or a Contract application with a completed telephone or fax authorization must be signed and received at the Company's Operations Center before telephone or fax allocation instructions will be accepted. To elect web allocation and transfer privileges, you must log on to www.AXAonline.com, and register for online account access. This online application must be electronically signed and received by the Company via the internet before web transaction instructions will be accepted.

SPECIAL NOTE ON RELIABILITY. Please note that the internet or our telephone system may not always be available. Any system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing our Operations Center.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the Contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The Contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and Contractholders.

We offer subaccounts with underlying portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust, (the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us Contractholder trading activity. The trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

As of the date of this Prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trusts' prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity, and any unaffiliated trust would have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be elimi-

                                     DETAILED INFORMATION ABOUT THE CONTRACT 17
nated. If and when the Contractholder is identified a second time as engaged in potentially disruptive transfer activity under the Contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all Contractholders uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by Contractholders. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the Contractholder.

Contractholders should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, Contractholders may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TERMINATION OF THE CONTRACT

The Contract will remain in effect until the earlier of:

(1)the date the Contract is surrendered in full,

(2)the date annuity payments start,

(3)the Contract Anniversary on which, after deduction for any annual contract charge then due, no Cash Value remains in the Contract, and

(4)the date the death benefit is payable under the Contract.




18  DETAILED INFORMATION ABOUT THE CONTRACT

5. Surrenders


--------------------------------------------------------------------------------

The Contractholder may elect to make a surrender of all or part of the Contract's Cash Value provided it is:

..   on or before the annuity payments start, and

..   during the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operation Center.

The amount of the surrender may be equal to the Contract's Surrender Value, which is its Cash Value less:

(1)any applicable surrender charge, and

(2)(for a full surrender) any annual contract charge.

The Surrender may also be for a lesser amount (a "partial surrender") of at least $100. Requested partial surrenders that would leave a Cash Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Surrender Value will be paid to the Contractholder. For a partial surrender, any surrender charge will be in addition to the amount requested by the Contractholder.

A surrender will result in the cancellation of units of the particular subaccounts and the withdrawal of amounts credited to the Guaranteed Interest Account in accordance with the directions of the Contractholder. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, the annual contract charge and any surrender charge. For a partial surrender, the Company will cancel Units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account accumulation period under the allocation specified by the Contractholder. The unit value will be calculated as of the Valuation Date the surrender request is received. Allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). At least 10% of the partial surrender must be allocated to any subaccount or Guaranteed Interest Account designated by the Contractholder. Allocations by amount require that at least $25 be allocated against the Guaranteed Interest Account or any subaccount. The request will not be accepted if:

..   there is insufficient Cash Value in the Guaranteed Interest Account or a
    subaccount to provide for the requested allocation against it, or

..   the Guaranteed Interest Account limitation is exceeded, or

..   the request is incorrect.

If an allocation is not requested, then the entire amount of the partial surrender will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that the Contract's Cash Value held in said accounts bears to the Contract's Cash Value.

Any surrender charge will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. If (1) an allocation of the partial surrender is not made, or (2) there is insufficient Cash Value in any of the Contractholder's accounts to provide for any account's proportionate share of the surrender charge, then the entire amount will be allocated against each account in the same proportion that the Cash Value in each account bears to the Contract's Cash Value.

Any amount paid from the variable account for a cash surrender, death benefit or transfer will be processed and paid in accordance with the requirements of the Investment Company Act of 1940. However, the Company may be permitted to postpone such payment or transfer request under the 1940 Act. Postponement is currently permissible only for any period during which:

(1)the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2)trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3)an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund, or

(4)for such other periods as the Securities and Exchange Commission may by order permit for the protection of Contractholders.

Any cash surrender involving payment from amounts credited to the Guaranteed Interest Account may be postponed, at the option of the Company, for up to six months from the date the request for a surrender is received by the Company. The Contractholder may elect to have the amount of a surrender settled under one of the settlement options of the Contract, if the amount is at least $1,000. (See "Annuity provisions.")

Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Contractholders should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

The tax results of a cash surrender should be carefully considered. (See "Federal tax status.")

                                                                 SURRENDERS  19

6. Death benefit


--------------------------------------------------------------------------------


DEATH BENEFIT PROVIDED BY THE CONTRACT

The Company will pay a death benefit to the Beneficiary if:

..   the Annuitant dies; and

..   the death occurs before the annuity payments start.

The amount of the death benefit will be the greater of:

(1)the Cash Value on the date of the Annuitant's death;

(2)the Purchase Payments paid, less any partial surrenders and their surrender charges.

If the death of the Annuitant occurs on or after the annuity payments start, no death benefit will be payable except as may be provided under the settlement option elected.

In general, on the death of a Contractholder who is not the Annuitant, amounts must be distributed from the Contract. (See "Provision required by Section 72(s) of the Code" later in this prospectus.) We will impose applicable surrender charges. (See "Charges and deductions" later in this prospectus.)

ELECTION AND CONTRACT DATE OF ELECTION

The Contractholder may elect to have the death benefit of the Contract applied under one or more settlement options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place:

..   during the lifetime of the Annuitant, and

..   before the annuity payments start.

If no election of a settlement option for the death benefit is in effect on the date when proceeds become payable, the Beneficiary may elect:

(1)to receive the death benefit in the form of a lump sum payment;

   or

(2)to have the death benefit applied under one of the settlement options, if the amount is at least $1,000.

(See "Settlement options.") If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a cash payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the death benefit by the Contractholder will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the death benefit.

PAYMENT OF DEATH BENEFIT

If the death benefit proceeds are to be paid in cash to the Beneficiary, payment usually will be made within seven (7) days of the date due proof of death is received.

The Company may be permitted to postpone such payment for amounts from MONY America Variable Account A under the 1940 Act. (See "Surrenders.") If the death benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Interest at a rate determined by us will be paid on any death benefit paid in one sum, from the date of the Annuitant's (or Contingent Annuitant's, if applicable) death to the date of payment. The interest rate will not be less than 2.75% annually. Unless another option is elected, the death benefit proceeds will generally be transferred to an interest bearing checking account. The Beneficiary may make partial or full withdrawals from such account through a checkbook provided to the Beneficiary.

20  DEATH BENEFIT

7. Charges and deductions


--------------------------------------------------------------------------------

The following table summarizes the charges and deductions under the Contract:

--------------------------------------------------------------------------------
                      DEDUCTIONS FROM PURCHASE PAYMENTS
--------------------------------------------------------------------------------
TAX CHARGE                               State and local -- 0%-3.50% --
                                         Company currently assumes responsi-
                                         bility; current charge to
                                         Contractholder 0%.
                                         Federal -- Currently 0% (Company
                                         reserves the right to charge in the
                                         future.)
--------------------------------------------------------------------------------
            DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT A
--------------------------------------------------------------------------------
MORTALITY & EXPENSE RISK CHARGE          Maximum daily rate -- 0.003425%
  Annual Rate deducted daily from net    Maximum annual rate -- 1.25%
  assets
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         DEDUCTIONS FROM CASH VALUE
--------------------------------------------------------------------------------
ANNUAL CONTRACT CHARGE                   Non-Qualified Contracts -- $30
  Current charges listed may be          (subject to increase up to $50)
  increased to as much as $50 ($30 in    IRA and SEP-IRA -- $30 (subject to
  certain states) on 30 days written     increase up to $50)
  notice.                                Qualified Contracts -- $15 (subject
                                         to increase up to $50)
--------------------------------------------------------------------------------
TRANSACTION AND OTHER CHARGES            $0
  Transfer charge                        (Company reserves the right to charge
                                         up to $25 after the first four
                                         transfers in a Policy Year)
--------------------------------------------------------------------------------
SURRENDER CHARGE                         See below for grading schedule. See
  Grades from 7% to 0% of Purchase       page "Charges and deductions --
  Payments surrendered based on a        Charges against cash value" for
  schedule.                              details of how it is computed.
--------------------------------------------------------------------------------

The following provides additional details of the charges and deductions under the Contract.

Please note that the amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.
DEDUCTIONS FROM PURCHASE PAYMENTS

Deductions may be made from Purchase Payments for a charge for premium or similar taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future payments. The amount of the deduction will vary from locality to locality. Deductions will generally range from 0% to 3.50% of Purchase Payments. However, we are currently assuming responsibility for payment of this tax. If the Company is going to make deductions for such tax from future Purchase Payments, it will give 30 days written notice to each affected Contractholder.

CHARGES AGAINST CASH VALUE

DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT A

MORTALITY AND EXPENSE RISK CHARGE

The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY America Variable Account A. This daily charge from MONY America Variable Account A is deducted at a current and guaranteed maximum daily rate of 0.003425% (equivalent to an annual rate of 1.25%) from the value of the net assets of MONY America Variable Account A. The charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Valuation Date. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Valuation Date, the deduction on the Valuation Date will be 0.003425% multiplied by the number of days since the last Valuation Date.

The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges provided in the Contracts.

If the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.

DEDUCTIONS FROM CASH VALUE

ANNUAL CONTRACT CHARGE

The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An annual contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, record-keeping, processing death benefit claims and surrenders, preparing

                                                     CHARGES AND DEDUCTIONS  21
and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

The Company intends to administer the Contract itself through an arrangement whereby it may buy some administrative services from AXA Equitable and such other sources as may be available.

An annual contract charge will be deducted from the Contract's Cash Value to help cover administrative expenses. Currently, for Non-Qualified Contracts (and contracts issued for IRA and SEP-IRA) the amount of the charge is $30. The charge may be increased to as much as $50. For Qualified Contracts (other than those issued for IRA and SEP-IRA) currently the amount of the charge is reduced to $15. This charge may be increased to as much as $50, and may be increased to $30 in the event the Contract is no longer a Qualified Contract. The Contractholder will receive a written notice 30 days in advance of any change in the charge.

The annual contract charge is deducted from the Cash Value on the following dates:

(1)Each Contract Anniversary before the date annuity payments start.

(2)On the day the annuity payments start.

(3)On the day of a full surrender (if it is not a Contract Anniversary).

The amount of the charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY America Variable Account A in the same proportion that the Cash Value in those accounts bears to the Cash Value of the Contract. The Company does not expect to make any profit from the administrative cost deductions.

TRANSFER CHARGE

Contract value may be transferred among the subaccounts or to or from the Guaranteed Interest Account and one or more of the subaccounts (including transfers made by telephone, facsimile or via the web if permitted by the Company). The Company reserves the right to impose a transfer charge for each transfer in excess of four instructed by the Contractholder in a Contract Year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not exceed $25. The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Cash Value held in the subaccount(s) or from the Guaranteed Interest Account from which the transfer is made. The transfer charge will be allocated against these accounts in the same proportion as the amounts transferred. If there is insufficient value in an account to provide for its proportionate share of the charge, then the entire charge will be allocated in the same manner as the annual contract charge.

SURRENDER CHARGE

A contingent deferred sales charge (called a "surrender charge") will be imposed against the Contract's Cash Value when a full or partial surrender is requested or at the start of annuity benefits if Net Purchase Payments were made in the last eight Contract Years. The amount deducted from the Cash Value to cover the surrender charge is not subject to the surrender charge.

The surrender charge will never exceed 7% of total Purchase Payments. The surrender charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from MONY America Variable Account A to cover mortality and expense risks borne by the Company. (See "Mortality and expense risk charge.")

We impose a surrender charge when a surrender is made if:

(1)all or a part of the Contract's Surrender Value (See "Surrenders") is surrendered and Net Purchase Payments were made in the last eight Contract Years, or

(2)the Surrender Value is received at maturity on the annuity commencement date.

A surrender charge will not be imposed:

(1)To the extent necessary to permit the Contractholder to obtain an amount equal to the guaranteed free surrender amount (See "Guaranteed free surrender amount.")

(2)If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement options.")

(3)If the surrender is a full surrender and the following conditions are met:

   (a)Annuitant is age 59 1/2 or older on the date of the full surrender;

   (b)the Contract has been in effect for at least 10 Contract Years; and

   (c)one or more Purchase Payments were remitted during each of at least 7 of the 10 Contract Years immediately preceding the date of the surrender.

For a partial surrender, the surrender charge will be deducted from any remaining Contract Value, if sufficient. If the Contract Value is not sufficient, it will be deducted from the amount surrendered. Any Surrender Charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY America Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender. If there is insufficient Cash Value in the Guaranteed Interest Account or any subaccount to provide for its proportionate share of the charge, then the entire charge will be allocated against said accounts in the same proportion that the Cash Value held in said accounts bears to the Cash Value in the Guaranteed Interest Account and all subaccounts.

No surrender charge will be deducted from death benefits. (See "Death benefit.")

For purposes of determining the surrender charge, surrenders will be attributed to payments on a first-in, first-out basis. Contractholders should note that this is different from the allocation method that is used for determining tax obligations. (See "Federal tax status.")

22  CHARGES AND DEDUCTIONS

AMOUNT OF SURRENDER CHARGE. The amount of the surrender charge is determined as follows:

Step 1. Allocate Purchase Payments on a first-in, first-out basis to the amount surrendered. (Any Purchase Payments previously allocated to calculate a surrender charge are unavailable for allocation to calculate any future surrender charges); and

Step 2. Multiply each allocated Purchase Payment by the appropriate surrender charge percentage determined on the basis of the table below:

---------------------------------------------------------
           SURRENDER CHARGE PERCENTAGE TABLE
---------------------------------------------------------
CONTRACT YEAR SINCE PURCHASE
       PAYMENT MADE           SURRENDER CHARGE PERCENTAGE
---------------------------------------------------------
             0                             7%
---------------------------------------------------------
             1                             7
---------------------------------------------------------
             2                             6
---------------------------------------------------------
             3                             6
---------------------------------------------------------
             4                             5
---------------------------------------------------------
             5                             4
---------------------------------------------------------
             6                             3
---------------------------------------------------------
             7                             2
---------------------------------------------------------
        8 (or more)                        0
---------------------------------------------------------

Step 3. Add the products of each multiplication in Step 2 above.

GUARANTEED FREE SURRENDER AMOUNT. The surrender charge may be reduced by using the Guaranteed Free Surrender Amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

(1)For Qualified Contracts issued on or after May 1, 1994, (other than Contracts issued for IRA and SEP-IRA), an amount up to the greater of:

   (a)$10,000 (but not more than the Contract's Cash Value), or

   (b)10% of the Contract's Cash Value (at the time the first partial surrender is request is received) may be received in each Contract Year without a surrender charge.

(2)For Qualified Contracts issued before May 1, 1994 and for holders of contracts in states where approval has not been granted, an amount up to 10% of the Cash Value of the Contract (on the date the partial surrender is request is received) in each Contract Year.

(3)For Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA), an amount up to 10% of the Cash Value, on the date of the first surrender during that Contract Year, of the Contract may be received in each Contract Year without a surrender charge.

We reserve the right to limit the number of partial surrenders under the Guaranteed Free Surrender Amount to 12 during any Contract Year. Since Purchase Payments are allocated on a first-in, first-out basis, the free surrender amount will not reduce surrender charges to the extent that any Cash Value in that amount is equal to Purchase Payments received eight or more Contract Anniversaries ago. (For illustrations of how the surrender charge is calculated, see Appendix II of this prospectus.)

TAXES

Currently, no charge will be made against MONY America Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY America Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY America Variable Account A may also be made. (See "Federal tax status.")

INVESTMENT ADVISORY FEE

Each portfolio in which MONY America Variable Account A invests incurs certain fees and charges. To pay for these charges, the portfolio makes deductions from its assets. Certain portfolios available under the Contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust (collectively the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. The portfolio expenses are more fully described in the Fund prospectuses. (Please see the prospectuses for the Funds for more information.)

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses, and the costs of contract benefits through the fees and charges imposed under the Contracts. (See "Distribution of the Contracts" for more information.)

                                                     CHARGES AND DEDUCTIONS  23

8. Annuity provisions


--------------------------------------------------------------------------------

ANNUITY PAYMENTS

Annuity payments under a Contract will begin on the date that is selected by the Contractholder when the Contract is applied for. The date chosen for the start of annuity payments may be:

(1)no earlier than the Contract Anniversary nearest the Annuitant's 10th birthday, and

(2)no later than the Contract Anniversary nearest the Annuitant's 95th birthday.

The minimum number of years from the Contract Date to the start of annuity payments is 10. The date when annuity payments start may be:

(1)Advanced to a date that is not earlier than the 10th Contract Anniversary.

(2)Deferred from time to time by the Contractholder by written notice to the Company.

The date when annuity payments start will be advanced or deferred if:

(1)Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

(2)The new start date for annuity payments is a date which is not later than the Contract Anniversary nearest the Annuitant's 95th birthday.

A particular retirement plan may contain other restrictions.

When annuity payments begin, the Contract's Surrender Value, less any tax charge which may be imposed when annuity payments begin, will be applied to provide an annuity or any other option previously chosen by the Contractholder and permitted by the Company. A supplementary contract will be issued when proceeds are applied to a settlement option. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments begin. No surrender will be permitted except as may be available under the settlement option elected.

For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.

ELECTION AND CHANGE OF SETTLEMENT OPTION

During the lifetime of the Annuitant and prior to the start of annuity payments, the Contractholder may elect:

..   one or more of the settlement options described below, or

..   another settlement option as may be agreed to by the Company.

The Contractholder may also change any election if written notice of the change is received by the Company at its Operation Center prior to the start of annuity payments. If no election is in effect when annuity payments start, Settlement Option 3, for a Life Annuity with 10 years certain, based on the Annuitant's life, will be considered to have been elected.

Settlement options may also be elected by the Contractholder or the Beneficiary as provided in the death benefit and Surrender sections of this prospectus. (See "Death benefit" and "Surrenders.") The amount of death or surrender proceeds must be at least $1,000.

Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.

SETTLEMENT OPTIONS

Proceeds settled under the settlement options listed below or otherwise currently available will not participate in the investment experience of the MONY America Variable Account A. Unless you elect Settlement Option 1, you may not change settlement options once payments begin.

SETTLEMENT OPTION 1 -- INTEREST INCOME: Interest on the proceeds at a rate (not less than 2.75% percent per year) set by the Company each year. This Option will continue until the earlier of the date the Payee dies or the date you elect another settlement option.

SETTLEMENT OPTION 2 -- INCOME FOR SPECIFIED PERIOD: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

SETTLEMENT OPTION 3 -- SINGLE LIFE INCOME: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

SETTLEMENT OPTION 3A -- JOINT LIFE INCOME: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

SETTLEMENT OPTION 4 -- INCOME OF SPECIFIED AMOUNT: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10% of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75% per year.

The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this prospectus. The rates show, for each $1,000

24  ANNUITY PROVISIONS
applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Settlement Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.50% interest per year.

Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

In Qualified Plans, settlement options available to Contractholders may be restricted by the terms of the plans.

FREQUENCY OF ANNUITY PAYMENTS

At the time the settlement option is chosen, the payee may request that it be paid:

..   Quarterly;

..   Semiannually; or

..   Annually

If the payee does not request a particular installment payment schedule, the payments will be made in monthly installments. However, if the net amount available to apply under any settlement option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.

ADDITIONAL PROVISIONS

The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the settlement option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

The Contract may be required to be returned upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.

The Contracts described in this prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris , and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

The Contract is incontestable from its date of issue.

                                                         ANNUITY PROVISIONS  25

9. Other provisions


--------------------------------------------------------------------------------

OWNERSHIP

The Contractholder has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Contingent Annuitant if one has been named), the Contractholder is the person so designated in the application, unless:

(1)A change in Contractholder is requested, or

(2)A Successor Contractholder becomes the Contractholder.

The Contractholder may name a Successor Contractholder or a new Contractholder at any time. If the Contractholder dies, the Successor Contractholder, if living, becomes the Contractholder. Any request for change must be:

(1)Made in writing; and

(2)Received at the Company.

The change will become effective as of the date the written request is signed. A new choice of Contractholder or Successor Contractholder will apply to any payment made or action taken by the Company after the request for the change is received. Contractholders should consult a competent tax adviser prior to changing Contractholders.

--------------------------------------------------------------------------------
SUCCESSOR CONTRACTHOLDER -- The living person who, at the death of the Contractholder, becomes the new Contractholder.
--------------------------------------------------------------------------------

PROVISION REQUIRED BY SECTION 72(S) OF THE CODE

The entire interest under a Non-Qualified Contract must be distributed within five years after the Contractholder's death if:

..   The Contractholder dies:

   -- Before the start of annuity payments, and

   -- While the Annuitant is living, and

..   That Contractholder's spouse is not the Successor Contractholder as of the date of the Contractholder's death.

   -- Satisfactory proof of death must be provided to the Company.

Spousal status is determined under federal law for this purpose.

The surrender proceeds may be paid over the life of the Successor
Contractholder if:

..   The Successor Contractholder is the Beneficiary, and

..   The Successor Contractholder chooses that option.

Payments must begin no later than one year after the date of death. If the Successor Contractholder is a surviving spouse, then the surviving spouse will be treated as the new Contractholder of the Contract. Under such circumstances, it is not necessary to surrender the Contract. The proceeds must be distributed within five years after the date of death if:

..  The spouse is not the Successor Contractholder, and

..  There is no designated Beneficiary.

However, under the terms of the Contract, if the spouse is not the Successor
Contractholder:

..   the Contract will be surrendered as of the date of death, and

..   the proceeds will be paid to the Beneficiary.

This provision shall not extend the term of the Contract beyond the date when death benefit proceeds become payable.

If the Contractholder dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Contractholder's death.

PROVISION REQUIRED BY SECTION 401(A)(9) OF THE CODE

The entire interest of a Qualified Plan participant in the Contract generally will begin to be distributed no later than the required beginning date. For this purpose "Qualified Plans" include those intended to qualify under Sections 401 and 408 of the Code. Distribution will occur either by or beginning not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 70 1/2. The interest is distributed:

..   over the life of such Participant, or

..   the lives of such Participant and designated Beneficiary.

If (i) required minimum distributions have begun, and (ii) the Participant dies before the Contractholder's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as quick as that used as of the date of the Participant's death.

The Contract generally will be surrendered as of the Participant's death if:

(1)The Participant dies before the start of such distributions, and

(2)There is no designated Beneficiary.

The surrender proceeds must be distributed within five years after the date of death. But, the surrender proceeds may, be paid over the life of any designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the Participant's death. If the designated Beneficiary is the surviving spouse (as defined by federal law) of the Participant, distributions will begin not earlier than the date on which the Participant would have attained age 70 1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan.

It is the Contractholder's responsibility to assure that distribution rules imposed by the Code will be met. The Contractholder should consider

26  OTHER PROVISIONS
the effect of recent revisions to the distribution rules which could increase the minimum distribution amount required from annuity contracts funding Qualified Plans where certain additional benefits are purchased under the Contract. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. The Contractholder may want to consult a tax adviser concerning the potential application of these complex rules before purchasing this annuity Contract, purchasing additional features under this annuity Contract or making additional Purchase Payments under this annuity Contract.

--------------------------------------------------------------------------------
CONTINGENT ANNUITANT -- The person who is the Annuitant at the death of the Annuitant.
--------------------------------------------------------------------------------

CONTINGENT ANNUITANT

Except where the Contract is issued in connection with a Qualified Plan, a Contingent Annuitant may be designated by the Contractholder. Such designation may be made only once before annuitization, either:

(1)in the application for the Contract, or

(2)after the Contract is issued, by written notice to the Company at its Operation Center.

You cannot change the Contingent Annuitant, but you can delete the Contingent Annuitant. The Contingent Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Contingent Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

..   any payment made by the Company, or

..   action taken by the Company before the receipt of the notice at the
    Company's Operations Center.

The Contingent Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary nearest the Contingent Annuitant's 95th birthday.

On the death of the Annuitant, the Contingent Annuitant will become the Annuitant, under the following conditions:

(1)the death of the Annuitant must have occurred before the annuity commencement date;

(2)the Contingent Annuitant is living on the date of the Annuitant's death;

(3)if the Annuitant was the Contractholder on the date of death, the Successor Contractholder must have been the Annuitant's spouse (as defined by federal law); and

(4)if the date annuity payments start is later than the Contract Anniversary nearest the Contingent Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.

EFFECT OF CONTINGENT ANNUITANT'S BECOMING THE ANNUITANT. If the Contingent Annuitant becomes the Annuitant, the death benefit proceeds will be paid to the Beneficiary only on the death of the Contingent Annuitant. If the Contingent Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the Successor Beneficiary on the date of death. If there was no Successor Beneficiary, then the Contingent Annuitant's executors or administrators, unless the Contractholder directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Contingent Annuitant as if the Contingent Annuitant were the Annuitant.

ASSIGNMENT

The Contractholder may assign the Contract. However, the Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Operations Center. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

Because an assignment may be a taxable event, a Contractholder should consult a competent tax advisor before assigning the Contract.

CHANGE OF BENEFICIARY

So long as the Contract is in effect, the Beneficiary or Successor Beneficiary may be changed. A change is made by submitting a written request to the Company at its Operations Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed, whether or not the Annuitant is living when the request is received by the Company. The Company will not, however, be liable for any payment made or action taken before receipt of the request at its Operations Center.

If there is no Beneficiary living on the date of the Annuitant's death, the death benefit will be payable to the Annuitant's executors or administrators.

SUBSTITUTION OF SECURITIES

The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if:

(1)the shares of any portfolio of the Funds is no longer available for investment by MONY America Variable Account A or,

(2)in the judgment of the Company's Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.

The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Contracts.

A substitution of securities in any subaccount will take place only with prior approval of the Securities and Exchange Commission and under such requirements as it may impose. In addition, the Company will obtain any other necessary approvals prior to the reorganization and will inform you that the reorganization is to occur. (See "Who is

                                                           OTHER PROVISIONS  27

MONY Life Insurance Company of America -- MONY America Variable Account A" for more information about changes we may make to the subaccounts.)

CHANGES TO CONTRACTS

The Company reserves the right, subject to compliance with laws that apply, to unilaterally change your Contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the Contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

CHANGE IN OPERATION OF MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A may be operated as a management company under the 1940 Act or it may be deregistered under the 1940 Act in the event the registration is no longer required, or combined with any of our other separate accounts.

Deregistration of MONY America Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY America Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.




28  OTHER PROVISIONS

10. Voting rights


--------------------------------------------------------------------------------

All of the assets held in the subaccounts of MONY America Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares.

To the extent required by law, the Company will vote the shares of each of the Funds held in MONY America Variable Account A (whether or not attributable to Contractholders).

We will determine the number of votes which you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in a subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all contracts participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in a subaccount will receive proxy voting material, reports, and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares.




                                                              VOTING RIGHTS  29

11. Distribution of the Contracts


--------------------------------------------------------------------------------

The Contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
A. The offering of the Contracts is intended to be continuous.

AXA Advisors is an affiliate of the Company, and AXA Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for the Company's life and annuity products.

The Contracts are sold by financial professionals of AXA Advisors and its affiliates. The Contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

The Company pays compensation to both Distributors based on Contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its Contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your Contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the Contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the Contract, see "Summary of the Contract" and "Charges and deductions" earlier in this prospectus.

COMPENSATION PAID TO THE DISTRIBUTORS. The Company pays compensation to the Distributors based on Purchase Payments made on the Contracts sold through the Distributors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 6.50% of total Purchase Payments made under the Contracts, plus, starting in the second Contract Year, up to 0.25% of the cash value of the Contracts ("asset-based compensation"). The Distributors, in turn, may pay a portion of the compensation received from the Company to the Distributors financial professional and/or the Selling broker-dealer making the sale. The compensation paid by the Distributors varies among financial professionals and among Selling broker-dealers. The Distributors also pay a portion of the compensation it receives to its managerial personnel. When a Contract is sold by a Selling broker-dealer, the Selling broker-dealer, not the Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the Contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company's Contracts and Contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

The Company also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of the Company's distribution agreements with AXA Distributors.

DIFFERENTIAL COMPENSATION PAID BY AXA ADVISORS. In an effort to promote the sale of the Company's products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of the Company's Contract than it pays for the sale of a Contract or other financial product issued by a company other than the Company. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company's Contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company's Contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company's Contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend the Company's Contract over a Contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product

30  DISTRIBUTION OF THE CONTRACTS
category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the Contract owner. Payments may be based on the aggregate account value attributable to Contracts sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company's products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements").


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company Contracts over Contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2011) received additional payments. These additional payments ranged from $81 to $4,973,724. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company's contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Advantage Capital Corporation
A.G. Edwards
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Associated Securities Corp.
Bank of America
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Essex National Securities Inc.
Financial Network Investment Corporation
First Allied Securities
First Citizens Investor Services, Inc.
First Tennessee Brokerage, Inc.
FSC Securities Corporation
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Investment Centers of America/First Dakota Inc.
IFC Holdings Inc. DBA Invest Financial Corporation
Investment Professionals, Inc.
Investors Capital Corporation
J.P. Turner & Company, LLC
James T. Borello & Co.
Janney Montgomery Scott, LLC
Key Investment Services, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Financial Corporation
M&T Securities, Inc.
Merrill Lynch Life Agency Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley Smith Barney - Morgan Stanley & Co., Incorporated
Multi-Financial Securities Corporation
National Planning Corporation
Next Financial Group, Inc.
NFP Securities, Inc.
Plan Member Financial Corporation
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Raymond James & Associates Inc
Raymond James Financial Services
RBC Capital Markets Corp.
Robert W Baird & Co.
Royal Alliance Associates Inc.
Sage Point Financial, Inc
Securities America, Inc.
SII Investments, Inc.
Sorrento Pacific Financial, LLC
Stifel, Nicolaus & Co.
Summit Brokerage Services, Inc
Termed/Mutual Service Corporation
Transamerica Financial Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
UVEST Financial Services Group, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Advisors Financial Network LLC
Wells Fargo Advisors
Wells Fargo Advisors, LLC
Wells Fargo Investments, LLC


                                               DISTRIBUTION OF THE CONTRACTS 31

12. Federal tax status


--------------------------------------------------------------------------------


INTRODUCTION

The Contract described in this prospectus is designed for use in connection with certain types of Qualified Plans and on a nonqualified basis. The ultimate effect of federal income taxes on:

..   the value of the Contract's Cash Value,

..   annuity payments,

..   death benefit, and

..   economic benefit to the Contractholder, Annuitant, and the Beneficiary

may depend upon:

..   the type of retirement plan for which the Contract is purchased, and

..   the tax and employment status of the individual concerned.

The following discussion of the treatment of Contracts and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company's understanding of current federal income tax laws, and is not intended as tax advice. These federal income tax laws may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Any person considering the purchase of a contract or making additional Purchase Payments under this annuity Contract should consult a qualified tax adviser. Additional information on the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING ANY TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.


CIVIL UNIONS

The determination of spousal status is made under applicable state law. Certain states provide that for purposes of insurance laws, policies, eligibility and benefits, a spouse in a civil union and a spouse in a marriage are to be treated identically. Such laws typically provide that a party to a civil union shall be included in any definition or use of the terms "spouse," "family," "immediate family," "dependent," "next of kin," and other terms descriptive of spousal relationships as those terms are used throughout state law. This includes the terms "marriage" or "married" or variations thereon. While civil union spouses are afforded the same rights as married spouses under state law and while an employer's plan may provide for certain benefits, tax-related advantages are derived from federal tax law. State law does not and cannot alter federal law. The federal Defense of Marriage Act excludes civil unions and civil union partners from the meaning of the word "marriage" or "spouse" in all federal laws. Therefore, a civil union spouse does not qualify for the same tax advantages provided to a married spouse under federal law, including the tax benefits afforded to the surviving spouse of an owner of an annuity contract or any rights under specified tax-favored savings or retirement plans or arrangements.


TAXATION OF ANNUITIES IN GENERAL

The Contract described in this prospectus is designed for use in connection with Qualified Plans and on a nonqualified basis. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contract. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan Participants or their Beneficiaries. Such tax deferral is not, however, available for Non-Qualified Contracts if the Contractholder is other than a natural person unless the Contract is held as an agent for a natural person. Annuity payments made as retirement distributions under a contract are generally taxable to the Annuitant as ordinary income except to the extent of:

..   Participant after-tax contributions (in the case of Qualified Plans), or

..   Contractholder contributions (in the case of Non-Qualified Contracts).

Contractholders, Annuitants, and Beneficiaries should seek advice from their own tax advisers about the tax consequences of distributions, withdrawals and payments under Non-Qualified Contracts and under any Qualified Plan in connection with which the Contract is purchased. For Qualified Contracts, among other things individuals should discuss with their tax advisers are the "required minimum distribution rules" which generally require distributions to be made after age 70 1/2 and after death, including requirements applicable to the calculation of such required distributions from annuity contracts funding Qualified Plans.

Federal tax law imposes requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include, but are not limited to transfers, including gratuitous transfers both of which are treated the same as distributions. When computing the distributions for any 12 month period, distributions from all annuity contracts issued by the same company or an affiliate to the Contractholder (other than those issued to qualified retirement plans) will be treated as one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules affects Qualified Plans.

The Company will withhold and remit to the United States Government and, where applicable, to state governments part of the taxable portion of each distribution made under a contract unless the Contractholder or Annuitant:

..   provides his or her taxpayer identification number to the Company, and

..   notifies the Company that he or she chooses not to have amounts withheld.

32  FEDERAL TAX STATUS

Distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they are:

(1)Part of a series of substantially equal periodic payments (at least annually) for:

 .   the participant's life or life expectancy,

 . the joint lives or life expectancies of the participant and his/her Beneficiary,

 .   or a period certain of not less than 10 years, or

(2)Required by minimum distributions; or

(3)Qualifying hardship distributions.

The withholding can be avoided if the Participant's interest is directly rolled over by the old plan to another eligible retirement plan, including an IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.

The Company may be liable for payment of the generation skipping transfer tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.

RETIREMENT PLANS

Aside from Contracts purchased on a non-qualified basis, the Contract described in this prospectus currently is designed for use with the following types of retirement plans:

(1)Pension and Profit Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

(2)Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to
   Section 408(k); and

(3)Deferred compensation plans provided by certain governmental entities and tax-exempt organizations under Section 457.

The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of the Contract with the various types of retirement plans. Participants in such plans as well as Contractholders, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency.

TAX TREATMENT OF THE COMPANY

Under existing federal income tax laws, the income of MONY America Variable Account A, to the extent that it is applied to increase reserves under the Contracts, is substantially nontaxable to the Company.


The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since the Company is the owner of the assets from which tax benefits may be derived.


                                                         FEDERAL TAX STATUS  33

13. Additional information


--------------------------------------------------------------------------------

This prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.

For further information with respect to the Company and the Contracts offered by this prospectus, including the Statement of Additional Information (which includes applicable financial statements), Contractholders and prospective investors may also contact the Company at its address or phone number set forth on the cover of this prospectus for requesting such statement, or by accessing the SEC's website at www.sec.gov. The Statement of Additional Information is available from the Company without charge.




34  ADDITIONAL INFORMATION

14. Legal proceedings


--------------------------------------------------------------------------------

MONY Life Insurance Company of America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a Contractholder's interest in MONY America Variable Account A, nor would any of these proceedings be likely to have a material adverse effect upon MONY America Variable Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.




                                                          LEGAL PROCEEDINGS  35

15. Financial statements


--------------------------------------------------------------------------------

The audited financial statements of MONY America Variable Account A and the Company are set forth in the Statement of Additional Information. These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account. PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules, and as disclosed in the Company's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

ABOUT THE GENERAL ACCOUNT

This Contract was offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a Contract's account value or any guaranteed benefits with which the Contract was issued. The Company is solely responsible to the Contract owner for the Contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by the Company's general account and are subject to the Company's claims paying ability. An owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Insurance Department of the State of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

36  FINANCIAL STATEMENTS

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                        MONY AMERICA VARIABLE ACCOUNT A
                           ACCUMULATION UNIT VALUES


--------------------------------------------------------------------------------------------------------------------------------
                                                                              UNIT VALUE
                                       -----------------------------------------------------------------------------------------
                                       DEC. 31, DEC. 31, DEC. 31, DEC. 31, DEC. 31, DEC. 31, DEC. 31, DEC. 31, DEC. 31, DEC. 31,
PORTFOLIO                                2002     2003     2004     2005     2006     2007     2008     2009     2010     2011
--------------------------------------------------------------------------------------------------------------------------------
All Asset Allocation                    $41.49   $49.54   $53.12   $55.17   $60.02   $61.97   $42.60   $53.06  $ 60.25  $ 57.43
--------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                   --       --       --       --       --    10.01     6.01     7.56     8.44     7.71
--------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation                 --       --       --       --       --    10.35     9.09     9.86    10.45    10.51
--------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation            --       --       --       --       --    10.21     8.13     9.18     9.89     9.70
--------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation                     --       --       --       --       --    10.21     7.62     8.80     9.55     9.21
--------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation                --       --       --       --       --    10.14     6.83     8.23     9.06     8.51
--------------------------------------------------------------------------------------------------------------------------------
EQ/Core Bond Index                          --       --       --       --       --       --       --    10.09    10.56    10.96
--------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value             47.22    64.08    76.53    78.86    92.54    99.88    68.39    95.54   125.16   119.29
--------------------------------------------------------------------------------------------------------------------------------
EQ/Intermediate Government Bond Index       --       --       --       --       --       --       --    16.77    17.31    18.04
--------------------------------------------------------------------------------------------------------------------------------
EQ/MFS International Growth               9.57    12.37    12.86    14.35    17.81    20.44    12.06    16.34    18.55    16.36
--------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market                             --       --       --    10.07    10.42    10.80    10.92    10.82    10.69    10.56
--------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS                        --       --       --       --       --       --       --    22.44    23.54    23.54
--------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock            26.71    40.34    45.22    46.43    44.03    46.62    26.61    37.48    43.08    41.72
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                                                UNITS OUTSTANDING
                                       -----------------------------------------------------------------------------------------
                                       DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,
PORTFOLIO                                2002      2003      2004      2005      2006      2007      2008      2009      2010
---------------------------------------------------------------------------------------------------------------------------------
All Asset Allocation                   9,406,774 7,874,880 6,487,423 5,337,177 4,250,196 3,392,911 2,783,712 2,430,516 2,102,265
---------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                     --        --        --        --        --     8,528    16,019    22,846    20,565
---------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation                   --        --        --        --        --     1,731    20,390    59,815    62,667
---------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation              --        --        --        --        --       487    14,741    20,567    19,026
---------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation                       --        --        --        --        --    45,787    75,881    88,812    81,597
---------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation                  --        --        --        --        --    26,806    44,509    60,978    62,893
---------------------------------------------------------------------------------------------------------------------------------
EQ/Core Bond Index                            --        --        --        --        --        --        -- 1,216,542   992,835
---------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value           2,417,506 2,057,798 1,704,736 1,395,431 1,119,100   896,406   739,609   647,639   548,985
---------------------------------------------------------------------------------------------------------------------------------
EQ/Intermediate Government Bond Index         --        --        --        --        --        --        --   221,812   193,676
---------------------------------------------------------------------------------------------------------------------------------
EQ/MFS International Growth            1,447,750 1,248,363 1,093,252   932,154   810,240   684,936   551,949   474,763   420,718
---------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market                               --        --        -- 2,098,010 1,958,002 1,604,816 1,405,242 1,050,020   956,132
---------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS                          --        --        --        --        --        --        --   265,642   235,974
---------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock          3,132,647 2,742,084 2,272,842 1,840,099 1,390,438 1,082,436   865,147   747,139   654,794
---------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------

                                       ----------
                                       DEC. 31,
PORTFOLIO                                2011
------------------------------------------------
All Asset Allocation                   1,854,281
------------------------------------------------
AXA Aggressive Allocation                 23,642
------------------------------------------------
AXA Conservative Allocation               80,996
------------------------------------------------
AXA Conservative-Plus Allocation          19,527
------------------------------------------------
AXA Moderate Allocation                   86,713
------------------------------------------------
AXA Moderate-Plus Allocation              44,946
------------------------------------------------
EQ/Core Bond Index                       838,615
------------------------------------------------
EQ/GAMCO Small Company Value             492,723
------------------------------------------------
EQ/Intermediate Government Bond Index    159,710
------------------------------------------------
EQ/MFS International Growth              378,281
------------------------------------------------
EQ/Money Market                          739,129
------------------------------------------------
EQ/Quality Bond PLUS                     205,648
------------------------------------------------
EQ/T. Rowe Price Growth Stock            588,016
------------------------------------------------




                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-1

Appendix II: Calculation of surrender charge


--------------------------------------------------------------------------------


ILLUSTRATION 1

Suppose an initial Purchase Payment of $15,000 is the only payment made, and no taxes are deducted from this payment. At the beginning of the third Contract Year, the Cash Value of the Contract has grown to $18,000 and the Contractholder requests a partial surrender of $2,000.

The surrender charge is determined as follows:

STEP 1: Purchase Payments are allocated to the surrender amount, as follows:

          ------------------------------------------------------------
                                                            AMOUNT
          NUMBER OF CONTRACT                             AVAILABLE FOR
          ANNIVERSARIES SINCE CONTRACT YEAR    AMOUNT    ALLOCATION TO
           PURCHASE PAYMENT      PAYMENT    ALLOCATED TO    FUTURE
            RECEIVED BY US      RECEIVED     SURRENDER    SURRENDERS
          ------------------------------------------------------------
                   0                3          $    0       $     0
                   1                2               0             0
                   2                1           2,000        13,000
          ------------------------------------------------------------

IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

STEP 2: The guaranteed free surrender amount ("Guaranteed Free Surrender Amount") is calculated as 10% of the Cash Value ($1,800). Reduce the resulting amount allocated to surrender ($2,000) by the Guaranteed Free Surrender Amount ($1,800), and apply the Surrender Charge Percentages as follows:

         -------------------------------------------------------------
         NUMBER OF CONTRACT  CONTRACT  AMOUNT               AMOUNT OF
         ANNIVERSARIES SINCE   YEAR   ALLOCATED SURRENDER   SURRENDER
          PURCHASE PAYMENT   PAYMENT     TO       CHARGE     CHARGE
           RECEIVED BY US    RECEIVED SURRENDER PERCENTAGE (AMT X PCT)
         -------------------------------------------------------------
                  0             3       $  0        7%         $ 0
                  1             2          0        7            0
                  2             1        200        6           12
         -------------------------------------------------------------

STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $12.

The surrender charge, plus the amount of the surrender is then deducted from the remaining Cash Value of the Non-Qualified Contract, for a total withdrawal of $2,012.

IF THE CONTRACT IS A QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($1,800) of the Qualified Contract or up to $10,000. Since the partial surrender requested is less than $10,000 (although it is greater than 10%), there is no surrender charge.

Since there is no surrender charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

Assuming that in the middle of the tenth Contract Year, a full surrender is requested. The Cash Value at the time of full surrender is $28,000. Since this is a full surrender, the annual contract charge (currently $30) is deducted from the Cash Value, leaving a remaining Cash Value balance of $27,970. For this calculation, there is $13,000 of unallocated Purchase Payments made in the first Contract Year.

The surrender charge is determined as follows:

STEP 1: Purchase Payments are allocated to the surrender amount, as follows:

                  -------------------------------------------
                  NUMBER OF CONTRACT                 AMOUNT
                  ANNIVERSARIES SINCE CONTRACT YEAR ALLOCATED
                   PURCHASE PAYMENT      PAYMENT       TO
                    RECEIVED BY US      RECEIVED    SURRENDER
                  -------------------------------------------
                           0               10        $     0
                           1                9              0
                           2                8              0
                           3                7              0
                           4                6              0
                           5                5              0
                           6                4              0
                           7                3              0
                       8 or more         1 and 2      13,000
                  -------------------------------------------

IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to 10% of the Cash Value ($2,800) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($13,000) by the Guaranteed Free Surrender Amount ($2,800), and apply the surrender charge percentages as follows:

         -------------------------------------------------------------
         NUMBER OF CONTRACT  CONTRACT  AMOUNT               AMOUNT OF
         ANNIVERSARIES SINCE   YEAR   ALLOCATED SURRENDER   SURRENDER
          PURCHASE PAYMENT   PAYMENT     TO       CHARGE     CHARGE
           RECEIVED BY US    RECEIVED SURRENDER PERCENTAGE (AMT X PCT)
         -------------------------------------------------------------
                  0            10      $     0      7%         $0
                  1             9            0      7           0
                  2             8            0      6           0
                  3             7            0      6           0
                  4             6            0      5           0
                  5             5            0      4           0
                  6             4            0      3           0
                  7             3            0      2           0
              8 or more      1 and 2    10,200      0           0
         -------------------------------------------------------------

STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $0.

IF THE CONTRACT IS A QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($2,800) of the Qualified Contract or up to $10,000. Reduce the resulting amount allocated

II-1 APPENDIX II: CALCULATION OF SURRENDER CHARGE to surrender ($13,000) by the Guaranteed Free Surrender Amount ($10,000), and apply the surrender charge percentages as follows:

         -------------------------------------------------------------
         NUMBER OF CONTRACT  CONTRACT  AMOUNT               AMOUNT OF
         ANNIVERSARIES SINCE   YEAR   ALLOCATED SURRENDER   SURRENDER
          PURCHASE PAYMENT   PAYMENT     TO       CHARGE     CHARGE
           RECEIVED BY US    RECEIVED SURRENDER PERCENTAGE (AMT X PCT)
         -------------------------------------------------------------
                  0            10      $    0       7%         $0
                  1             9           0       7           0
                  2             8           0       6           0
                  3             7           0       6           0
                  4             6           0       5           0
                  5             5           0       4           0
                  6             4           0       3           0
                  7             3           0       2           0
              8 or more      1 and 2    3,000       0           0
         -------------------------------------------------------------

STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $0.

Since there are no Purchase Payments such that seven or less Policy Anniversaries had passed since they were received, no part of the surrender proceeds are subject to a surrender charge. Hence, no surrender charge is assessed on this full surrender.

ILLUSTRATION 2

Suppose Purchase Payments of $2,000 are made at the beginning of every Contract Year. No taxes are deducted from these Payments. In the middle of the third Contract Year, a partial surrender of $500 is requested. Suppose the Cash Value has grown to $7,000 at the time of the partial surrender request.

The surrender charge is determined as follows:

STEP 1: Purchase Payments are allocated to the surrender amount, as follows:

          ------------------------------------------------------------
          NUMBER OF CONTRACT                             AVAILABLE FOR
          ANNIVERSARIES SINCE CONTRACT YEAR    AMOUNT    ALLOCATION TO
           PURCHASE PAYMENT      PAYMENT    ALLOCATED TO    FUTURE
            RECEIVED BY US      RECEIVED     SURRENDER    SURRENDERS
          ------------------------------------------------------------
                   0                3           $  0        $2,000
                   1                2              0         2,000
                   2                1            500         1,500
          ------------------------------------------------------------

IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to 10% of the Cash Value ($700) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($500) by the Guaranteed Free Surrender Amount ($700), and apply the surrender charge percentages as follows:

         -------------------------------------------------------------
         NUMBER OF CONTRACT  CONTRACT  AMOUNT               AMOUNT OF
         ANNIVERSARIES SINCE   YEAR   ALLOCATED SURRENDER   SURRENDER
          PURCHASE PAYMENT   PAYMENT     TO       CHARGE     CHARGE
           RECEIVED BY US    RECEIVED SURRENDER PERCENTAGE (AMT X PCT)
         -------------------------------------------------------------
                  0             3        $0         7%         $0
                  1             2         0         7           0
                  2             1         0         6           0
         -------------------------------------------------------------

STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $0.

The partial surrender will be allocated to $500 of payments made in the first Contract Year. But since 10% of the Cash Value ($700) of the Non-Qualified Contract could be surrendered under the Guaranteed Free Surrender Amount Provision, the partial surrender of $500 could be withdrawn without a surrender charge.

IF THE CONTRACT IS A QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($700) of the Qualified Contract or up to $10,000, not to exceed the Cash Value. The Guaranteed Free Surrender Amount is $7,000. Since the partial surrender request is less than the Guaranteed Free Surrender Amount, there is no surrender charge.

Since there is no surrender charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

Assume that Purchase Payments of $2,000 have continually been made at the beginning of each Contract Year, and that in the middle of the tenth Contract Year, a partial surrender of $7,500 is requested. The Cash Value is $32,600 at the time of the partial surrender request.

The surrender charge is determined as follows:

STEP 1: Purchase Payments are allocated to the surrender amount, as follows:

          ------------------------------------------------------------
                                                            AMOUNT
          NUMBER OF CONTRACT                             AVAILABLE FOR
          ANNIVERSARIES SINCE CONTRACT YEAR    AMOUNT    ALLOCATION TO
           PURCHASE PAYMENT      PAYMENT    ALLOCATED TO    FUTURE
            RECEIVED BY US      RECEIVED     SURRENDER    SURRENDERS
          ------------------------------------------------------------
                   0               10          $    0       $2,000
                   1                9               0        2,000
                   2                8               0        2,000
                   3                7               0        2,000
                   4                6               0        2,000
                   5                5               0        2,000
                   6                4           2,000            0
                   7                3           2,000            0
               8 or more         1 and 2        3,500            0
          ------------------------------------------------------------

IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as 10% of the Cash Value ($3,260) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($3,500) in Contract Years 1 and 2 by the Guaranteed Free Surrender Amount ($3,260), and apply the surrender charge percentages as follows:

         -------------------------------------------------------------
         NUMBER OF CONTRACT  CONTRACT  AMOUNT               AMOUNT OF
         ANNIVERSARIES SINCE   YEAR   ALLOCATED SURRENDER   SURRENDER
          PURCHASE PAYMENT   PAYMENT     TO       CHARGE     CHARGE
           RECEIVED BY US    RECEIVED SURRENDER PERCENTAGE (AMT X PCT)
         -------------------------------------------------------------
                  6             4      $2,000       3%         $60
                  7             3       2,000       2           40
              8 or more      1 and 2      240       0            0
         -------------------------------------------------------------

STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $100.

                              APPENDIX II: CALCULATION OF SURRENDER CHARGE  II-2

The surrender charge, plus the amount of the surrender is then deducted from the remaining Cash Value of the Non-Qualified Contract, for a total withdrawal of $7,600.

IF THE CONTRACT IS A QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($3,260) of the Qualified Contract or up to $10,000. Since the partial surrender requested is less than $10,000 (although it is greater than 10%), there is no surrender charge.

Since there is no surrender charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

Assuming that in the middle of the twelfth Contract Year, a full surrender with the full proceeds being settled under Settlement Option 3, Single Life Income for 10 years certain and during the balance of the Annuitant's lifetime, payments of $2,000 have continuously been made at the beginning of each Contract Year. The Cash Value at the time of the full surrender is $26,000. Since this example assumes a full surrender is being made, the annual contract charge (currently $30) is deducted from the Cash Value, leaving a remaining Cash Value of $25,970.

Since the full proceeds are being applied to Settlement Option 3, and it is after the third Contract Year, the surrender charge is $0. The entire remaining Cash Value of $25,970 is applied to the settlement option.




II-3 APPENDIX II: CALCULATION OF SURRENDER CHARGE

Statement of Additional Information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

MAY 1, 2012

                                                         PAGE

Additional information about the Company                  2

About our independent registered public accounting firm   2

Sale of the contracts                                     2

Federal tax status                                        2

Financial statements                                      4

If you would like to receive a copy of the MONY America Variable Account A Statement of Additional Information, please return this request to:

MONY Life Insurance Company of America
Policyholder Services
100 Madison Street
Syracuse, NY 13202
1-800-487-6669
www.axa-equitable.com

Please send me a copy of the MONY America Variable Account A Statement of Additional Information.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip

                                                                         MLA-MM

Individual Flexible Payment
Variable Annuity Contract

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2012

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2012 for the Individual Flexible Payment Variable Annuity Contract (''Contract'') issued by MONY Life Insurance Company of America (''Company''). The prospectus is available, at no charge, by writing the Company at Policyholder Services, 100 Madison Street, Syracuse, NY 13202 or by calling 1-800-487-6669, or by accessing the SEC's website at www.sec.gov.

          TABLE OF CONTENTS
          Additional information about the Company                 2
          About our independent registered public accounting firm  2
          Sale of the contracts                                    2
          Federal tax status                                       2
          Financial statements                                     4


                                   Issued by
                        MONY America Variable Account A
                                      and
                    MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                             New York, N.Y. 10104

                                                                        MLOA-MM
                                                                        #235473

ADDITIONAL INFORMATION ABOUT THE COMPANY

MONY LIFE INSURANCE COMPANY OF AMERICA


We are MONY Life Insurance Company of America (the ''Company''), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc. (the "parent"), a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA (''AXA''). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Equitable Financial Services, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the Contracts. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the Contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.0 billion in assets as of December 31, 2011. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, Puerto Rico and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the MONY America Variable Account A and distributor of the Contracts.


We are subject to regulation by the State of Arizona and regulation by the Director of Insurance in Arizona. We file an annual statement with the State of Arizona, and periodically, the Director of Insurance for the State of Arizona assesses our liabilities and reserves and those of the MONY America Variable Account A and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.


MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the ''1940 Act''), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.

ABOUT OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements for each of the subaccounts of MONY America Variable Account A and the Company included in this Statement of Additional Information, which is a part of the Registration Statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 300 Madison Avenue, New York, New York 10017.

SALE OF THE CONTRACTS


AXA Advisors and AXA Distributors ("the Distributors") receive fees for the sale of variable annuity contracts. The Distributors received compensation with respect to the policies offered through the MONY America Variable Account A in the following amounts during the periods indicated:



 -----------------------------------------------------------------------------
                                                       AGGREGATE AMOUNT OF
                                                       COMMISSIONS RETAINED
                                                     BY AXA DISTRIBUTORS ONLY
                                                     AFTER PAYMENTS TO THEIR
                             AGGREGATE AMOUNT OF      REGISTERED PERSONS AND
                           COMMISSIONS PAID TO THE        OTHER SELLING
       FISCAL YEAR               DISTRIBUTORS          BROKER-DEALERS/(1)/
 -----------------------------------------------------------------------------

           2009                   $4,928,671                   N/A

           2010                   $4,903,029                   N/A

           2011                   $5,907,133                $2,878,610
 -----------------------------------------------------------------------------


(1)AXA Distributors pass through commissions they receive and do not retain any override as distributor for the contracts. However, under the distribution agreement with AXA Distributors, the Company will pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the contracts. These amounts are included in the "Aggregate amount of commissions paid" listed above.

  We also pay for the Distributors' operating and other expenses as it relates to the contracts.


Please see your Prospectus for detailed information regarding the distribution of the Contracts.

FEDERAL TAX STATUS

INTRODUCTION

The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the ''Code''). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Contractholder, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Contractholders, there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender or withdrawal, a death benefit, an assignment or gift of the Contract, or as annuity payments.

SURRENDERS, DEATH BENEFITS, ASSIGNMENTS AND GIFTS

A Contractholder who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of after-tax contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Contractholder's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See ''Annuity payments'' below.)

Partial surrenders or withdrawals received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Fund Value exceeds Purchase Payments, less prior nontaxable distributions, and the balance is treated as a nontaxable return of principal to the Contractholder. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and non-taxable return of investment.

Because of the cost basis of Qualified Contracts generally being zero, partial surrender amounts will generally be fully taxed as ordinary income.

A Contractholder who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. A Contractholder who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse (or ex-spouse pursuant to divorce settlement) is treated for income tax purposes as if he or she had fully surrendered the Contract.

ANNUITY PAYMENTS

The non-taxable portion of each annuity payment is determined by an ''exclusion ratio'' formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.

PENALTY TAX

Payments received by Contractholders, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 59 1/2; (b) in a series of substantially equal annual or more frequent payments made for life or life expectancy following separation from service; (c) after the death of the Contractholder (or, where the Contractholder is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled; (e) upon early retirement under the plan after the taxpayer's attainment of age 55; (f) pursuant to a Qualified Domestic Relations Order; or (g) which are used for certain medical care expenses. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and exceptions (e), (f) and (g) do not apply to Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts allocable to investment in the Contract before August 16, 1982. Additional exceptions for Individual Retirement Accounts and Annuities are available for payment of medical insurance by a person receiving unemployment compensation, for first home purchases and for eligible higher education expenses.

INCOME TAX WITHHOLDING

The Company generally is required to withhold federal and, where applicable, state income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

Additionally, distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements (''traditional IRAs''), generally will be subject to mandatory federal income tax withholding unless they are:

1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years,

2. A required minimum distribution; or

3. A ''hardship'' distribution.

Such withholding will apply even if the distribution is rolled over into another eligible retirement plan, including a traditional IRA. The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible retirement plan, including a traditional IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.

INVESTMENT DIVERSIFICATION AND INVESTOR CONTROL

The Funds are designed to be managed to meet the diversification requirements applicable to nonqualified variable contracts under Treasury Regulations as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract for tax purposes.

Under certain circumstances, the IRS has stated that a nonqualified variable contract owner could be treated as the owner (for tax purposes) of the assets of MONY America Variable Account A. In such a case the contract owner would be taxed on income and gains attributable to the shares of the underlying Funds.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, the contract owner could control the underlying investment portfolios of MONY America Variable Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

The Company believes that, under current IRS guidance, the Contractholder would not be treated as the owner of the assets of MONY America Variable Account A. However, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a large number of underlying investment portfolios available, or an unlimited right to transfer among them, could cause the Contractholder to be treated as the separate account asset owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to a Contract. Furthermore, the IRS could reverse its current guidance at any time. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or revenue rulings. The Company reserves the right to modify the Contract as necessary to prevent the Contractholder from being treated as the owner of the assets of MONY America Variable Account A.

QUALIFIED PLANS

The Contract is designed for use with several types of Qualified Retirement Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including: participation and coverage; nondiscrimination; vesting and funding; and limits on contributions, distributions and benefits. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contractholders, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.

TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits employers of public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts on behalf of their employees and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security
(FICA) taxes. These annuity contracts are commonly referred to as ''Tax-Sheltered Annuities.'' Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b).

H.R. 10 PLANS

''H.R. 10'' or ''Keogh'' plans permit self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the terms of the plan. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.

INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to individual retirement arrangements known as ''Individual Retirement Accounts'' and ''Individual Retirement Annuities.'' There are Traditional, Roth and SIMPLE IRAs, each providing its own special treatment and subject to its own special rules. Employers may make contributions to IRAs by establishing Simplified Employee Pension (''SEP'') plans or SIMPLE IRA plans.

CORPORATE PENSION AND PROFIT-SHARING PLANS

Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.

CERTAIN GOVERNMENTAL ENTITIES

Section 457 of the Code permits certain governmental entities and tax-exempt organizations to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.

FINANCIAL STATEMENTS

The financial statements of the Company should be distinguished from the financial statements of MONY America Variable Account A. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in MONY America Variable Account A.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS

With respect to MONY America Variable Account A
Report of Independent Registered Public Accounting Firm.................  F-2
   Statements of Assets and Liabilities, December 31, 2011..............  F-3
   Statements of Operations for the Year Ended December 31, 2011........ F-21
   Statements of Changes in Net Assets for the Years Ended December 31,
     2011 and December 31, 2010......................................... F-28
   Notes to Financial Statements........................................ F-41

With respect to MONY Life Insurance Company of America:
Report of Independent Registered Public Accounting Firm.................  F-1
Financial Statements:
   Balance Sheets, December 31, 2011 and December 31, 2010..............  F-2
   Statements of Earnings (Loss), Years Ended December 31, 2011, 2010
     and 2009...........................................................  F-3
   Statements of Comprehensive Income (Loss), Years Ended December 31,
     2011, 2010 and 2009................................................  F-4
   Statements of Shareholder's Equity, Years Ended December 31, 2011,
     2010 and 2009......................................................  F-5
   Statements of Cash Flows, Years Ended December 31, 2011, 2010 and
     2009...............................................................  F-6
   Notes to Financial Statements........................................  F-7

                                   F-1  e13337

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America
and the Contractowners of MONY America Variable Account A

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Investment Options of MONY America Variable Account A listed in Note 1 at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2012

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

                                                     ALL ASSET   AXA AGGRESSIVE AXA CONSERVATIVE AXA CONSERVATIVE- AXA MODERATE
                                                    ALLOCATION*   ALLOCATION*     ALLOCATION*    PLUS ALLOCATION*  ALLOCATION*
                                                    ------------ -------------- ---------------- ----------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value. $136,458,160   $2,272,264      $5,040,576       $2,749,288     $11,584,664
Receivable for The Trusts shares sold..............      204,321           94           8,889              106           3,188
Receivable for policy-related transactions.........           --           --              --               --              --
                                                    ------------   ----------      ----------       ----------     -----------
   Total assets....................................  136,662,481    2,272,358       5,049,465        2,749,394      11,587,852
                                                    ------------   ----------      ----------       ----------     -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --           --              --               --              --
Payable for policy-related transactions............      204,321           94           8,889              106           3,188
                                                    ------------   ----------      ----------       ----------     -----------
   Total liabilities...............................      204,321           94           8,889              106           3,188
                                                    ------------   ----------      ----------       ----------     -----------
NET ASSETS......................................... $136,458,160   $2,272,264      $5,040,576       $2,749,288     $11,584,664
                                                    ============   ==========      ==========       ==========     ===========
NET ASSETS:
Accumulation Units................................. $136,452,249   $2,272,246      $5,040,487       $2,749,241     $11,584,311
Retained by MONY America in Variable Account A.....        5,911           18              89               47             353
                                                    ------------   ----------      ----------       ----------     -----------
TOTAL NET ASSETS................................... $136,458,160   $2,272,264      $5,040,576       $2,749,288     $11,584,664
                                                    ============   ==========      ==========       ==========     ===========

Investments in shares of The Trusts, at cost....... $161,062,524   $2,383,893      $5,214,907       $2,825,871     $12,093,187
The Trusts shares held
   Class B.........................................    7,957,949      255,283         536,671          299,584         924,995

                                                     AXA MODERATE-
                                                    PLUS ALLOCATION*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $5,404,087
Receivable for The Trusts shares sold..............         5,239
Receivable for policy-related transactions.........            --
                                                       ----------
   Total assets....................................     5,409,326
                                                       ----------

LIABILITIES:
Payable for The Trusts shares purchased............            --
Payable for policy-related transactions............         5,239
                                                       ----------
   Total liabilities...............................         5,239
                                                       ----------
NET ASSETS.........................................    $5,404,087
                                                       ==========
NET ASSETS:
Accumulation Units.................................    $5,380,854
Retained by MONY America in Variable Account A.....        23,233
                                                       ----------
TOTAL NET ASSETS...................................    $5,404,087
                                                       ==========

Investments in shares of The Trusts, at cost.......    $5,792,859
The Trusts shares held
   Class B.........................................       572,935

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                                                 EQ/BOSTON
                                                     DREYFUS STOCK   EQ/ALLIANCEBERNSTEIN    EQ/BLACKROCK     ADVISORS EQUITY
                                                    INDEX FUND, INC.  SMALL CAP GROWTH*   BASIC VALUE EQUITY*     INCOME*
                                                    ---------------- -------------------- ------------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $14,037,154         $1,811,149          $6,947,438        $13,265,056
Receivable for The Trusts shares sold..............         8,014                472              18,699             32,495
Receivable for policy-related transactions.........            --                 --                  --                 --
                                                      -----------         ----------          ----------        -----------
   Total assets....................................    14,045,168          1,811,621           6,966,137         13,297,551
                                                      -----------         ----------          ----------        -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --                 --                  --                 --
Payable for policy-related transactions............         8,014                472              18,699             32,495
                                                      -----------         ----------          ----------        -----------
   Total liabilities...............................         8,014                472              18,699             32,495
                                                      -----------         ----------          ----------        -----------
NET ASSETS.........................................   $14,037,154         $1,811,149          $6,947,438        $13,265,056
                                                      ===========         ==========          ==========        ===========

NET ASSETS:
Accumulation Units.................................   $14,025,598         $1,811,008          $6,947,076        $13,264,090
Retained by MONY America in Variable Account A.....        11,556                141                 362                966
                                                      -----------         ----------          ----------        -----------
TOTAL NET ASSETS...................................   $14,037,154         $1,811,149          $6,947,438        $13,265,056
                                                      ===========         ==========          ==========        ===========

Investments in shares of The Trusts, at cost.......   $13,859,846         $1,580,139          $6,736,524        $15,449,674
The Trusts shares held
   Class A.........................................            --            115,450                  --             60,682
   Class B.........................................            --                 --             530,993          2,517,708
   Initial Shares..................................       476,159                 --                  --                 --

                                                     EQ/CALVERT  EQ/CAPITAL
                                                      SOCIALLY    GUARDIAN
                                                    RESPONSIBLE* RESEARCH*
                                                    ------------ ----------
ASSETS:
Investments in shares of The Trusts, at fair value.  $1,525,905  $4,831,530
Receivable for The Trusts shares sold..............       1,816       1,407
Receivable for policy-related transactions.........          --          --
                                                     ----------  ----------
   Total assets....................................   1,527,721   4,832,937
                                                     ----------  ----------

LIABILITIES:
Payable for The Trusts shares purchased............          --          --
Payable for policy-related transactions............       1,816       1,407
                                                     ----------  ----------
   Total liabilities...............................       1,816       1,407
                                                     ----------  ----------
NET ASSETS.........................................  $1,525,905  $4,831,530
                                                     ==========  ==========

NET ASSETS:
Accumulation Units.................................  $1,525,800  $4,831,220
Retained by MONY America in Variable Account A.....         105         310
                                                     ----------  ----------
TOTAL NET ASSETS...................................  $1,525,905  $4,831,530
                                                     ==========  ==========

Investments in shares of The Trusts, at cost.......  $1,606,253  $4,804,378
The Trusts shares held
   Class A.........................................     155,749     385,587
   Class B.........................................      54,523          --
   Initial Shares..................................          --          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011



                                                    EQ/CORE BOND EQ/EQUITY GROWTH EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                                                       INDEX*         PLUS*       AND ACQUISITIONS* COMPANY VALUE*
                                                    ------------ ---------------- ----------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value. $46,945,822     $6,751,430       $4,016,402      $119,265,585
Receivable for The Trusts shares sold..............      93,827         34,008            5,735           276,283
Receivable for policy-related transactions.........          --             --               --                --
                                                    -----------     ----------       ----------      ------------
   Total assets....................................  47,039,649      6,785,438        4,022,137       119,541,868
                                                    -----------     ----------       ----------      ------------

LIABILITIES:
Payable for The Trusts shares purchased............          --             --               --                --
Payable for policy-related transactions............      93,827         34,008            5,735           276,283
                                                    -----------     ----------       ----------      ------------
   Total liabilities...............................      93,827         34,008            5,735           276,283
                                                    -----------     ----------       ----------      ------------
NET ASSETS......................................... $46,945,822     $6,751,430       $4,016,402      $119,265,585
                                                    ===========     ==========       ==========      ============

NET ASSETS:
Accumulation Units................................. $46,938,971     $6,749,510       $4,016,213      $119,252,999
Retained by MONY America in Variable Account A.....       6,851          1,920              189            12,586
                                                    -----------     ----------       ----------      ------------
TOTAL NET ASSETS................................... $46,945,822     $6,751,430       $4,016,402      $119,265,585
                                                    ===========     ==========       ==========      ============

Investments in shares of The Trusts, at cost....... $46,990,814     $7,749,120       $3,958,292      $ 87,924,216
The Trusts shares held
   Class A.........................................   4,703,336             --               --                --
   Class B.........................................          --        483,046          330,592         3,200,016

                                                                     EQ/INTERMEDIATE
                                                    EQ/GLOBAL MULTI-   GOVERNMENT
                                                     SECTOR EQUITY*    BOND INDEX*
                                                    ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $4,911,227      $23,606,521
Receivable for The Trusts shares sold..............        13,501           63,724
Receivable for policy-related transactions.........            --               --
                                                       ----------      -----------
   Total assets....................................     4,924,728       23,670,245
                                                       ----------      -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --               --
Payable for policy-related transactions............        13,501           63,724
                                                       ----------      -----------
   Total liabilities...............................        13,501           63,724
                                                       ----------      -----------
NET ASSETS.........................................    $4,911,227      $23,606,521
                                                       ==========      ===========

NET ASSETS:
Accumulation Units.................................    $4,902,236      $23,605,254
Retained by MONY America in Variable Account A.....         8,991            1,267
                                                       ----------      -----------
TOTAL NET ASSETS...................................    $4,911,227      $23,606,521
                                                       ==========      ===========

Investments in shares of The Trusts, at cost.......    $5,804,446      $22,557,928
The Trusts shares held
   Class A.........................................       457,383        2,278,480
   Class B.........................................            --               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                 EQ/LARGE      EQ/MFS
                                                    EQ/LARGE CAP CAP VALUE  INTERNATIONAL EQ/MID CAP  EQ/MID CAP VALUE
                                                    VALUE INDEX*   PLUS*       GROWTH*      INDEX*         PLUS*
                                                    ------------ ---------- ------------- ----------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value. $13,899,526  $4,714,648  $11,576,587  $10,900,488   $17,629,140
Receivable for The Trusts shares sold..............      68,634       3,926       30,054       43,429        27,915
Receivable for policy-related transactions.........          --          --           --           --            --
                                                    -----------  ----------  -----------  -----------   -----------
   Total assets....................................  13,968,160   4,718,574   11,606,641   10,943,917    17,657,055
                                                    -----------  ----------  -----------  -----------   -----------

LIABILITIES:
Payable for The Trusts shares purchased............          --          --           --           --            --
Payable for policy-related transactions............      68,634       3,926       30,054       43,429        27,920
                                                    -----------  ----------  -----------  -----------   -----------
   Total liabilities...............................      68,634       3,926       30,054       43,429        27,920
                                                    -----------  ----------  -----------  -----------   -----------
NET ASSETS......................................... $13,899,526  $4,714,648  $11,576,587  $10,900,488   $17,629,135
                                                    ===========  ==========  ===========  ===========   ===========

NET ASSETS:
Accumulation Units................................. $13,898,277  $4,714,479  $11,576,108  $10,899,955   $17,615,352
Retained by MONY America in Variable Account A.....       1,249         169          479          533        13,783
                                                    -----------  ----------  -----------  -----------   -----------
TOTAL NET ASSETS................................... $13,899,526  $4,714,648  $11,576,587  $10,900,488   $17,629,135
                                                    ===========  ==========  ===========  ===========   ===========

Investments in shares of The Trusts, at cost....... $15,097,990  $6,718,373  $12,727,428  $10,844,880   $20,697,409
The Trusts shares held
   Class A.........................................   2,689,103     493,596           --    1,335,422     1,957,550
   Class B.........................................          --          --    2,071,495           --            --

                                                     EQ/MONEY
                                                     MARKET*
                                                    -----------
ASSETS:
Investments in shares of The Trusts, at fair value. $33,603,229
Receivable for The Trusts shares sold..............      75,276
Receivable for policy-related transactions.........          --
                                                    -----------
   Total assets....................................  33,678,505
                                                    -----------

LIABILITIES:
Payable for The Trusts shares purchased............          --
Payable for policy-related transactions............      75,276
                                                    -----------
   Total liabilities...............................      75,276
                                                    -----------
NET ASSETS......................................... $33,603,229
                                                    ===========

NET ASSETS:
Accumulation Units................................. $33,583,661
Retained by MONY America in Variable Account A.....      19,568
                                                    -----------
TOTAL NET ASSETS................................... $33,603,229
                                                    ===========

Investments in shares of The Trusts, at cost....... $33,605,212
The Trusts shares held
   Class A.........................................  33,586,230
   Class B.........................................          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                    EQ/MONTAG &    EQ/MORGAN
                                                     CALDWELL   STANLEY MID CAP EQ/PIMCO ULTRA EQ/QUALITY BOND EQ/SMALL COMPANY
                                                      GROWTH*       GROWTH*      SHORT BOND*        PLUS*           INDEX*
                                                    ----------- --------------- -------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value. $52,047,018   $13,869,662    $10,665,860     $12,736,176      $3,868,278
Receivable for The Trusts shares sold..............      61,986        34,887          8,833          14,057           1,352
Receivable for policy-related transactions.........          --            --             --              --              --
                                                    -----------   -----------    -----------     -----------      ----------
   Total assets....................................  52,109,004    13,904,549     10,674,693      12,750,233       3,869,630
                                                    -----------   -----------    -----------     -----------      ----------

LIABILITIES:
Payable for The Trusts shares purchased............          --            --             --              --              --
Payable for policy-related transactions............      61,986        34,887          8,833          14,057           1,352
                                                    -----------   -----------    -----------     -----------      ----------
   Total liabilities...............................      61,986        34,887          8,833          14,057           1,352
                                                    -----------   -----------    -----------     -----------      ----------
NET ASSETS......................................... $52,047,018   $13,869,662    $10,665,860     $12,736,176      $3,868,278
                                                    ===========   ===========    ===========     ===========      ==========

NET ASSETS:
Accumulation Units................................. $52,041,423   $13,868,915    $10,664,700     $12,666,222      $3,868,083
Retained by MONY America in Variable Account A.....       5,595           747          1,160          69,954             195
                                                    -----------   -----------    -----------     -----------      ----------
TOTAL NET ASSETS................................... $52,047,018   $13,869,662    $10,665,860     $12,736,176      $3,868,278
                                                    ===========   ===========    ===========     ===========      ==========

Investments in shares of The Trusts, at cost....... $55,418,872   $13,357,579    $10,796,591     $13,731,193      $4,137,796
The Trusts shares held
   Class A.........................................          --       943,984             --              --         426,475
   Class B.........................................   8,306,896            --      1,078,947       1,514,554              --

                                                    EQ/T. ROWE PRICE
                                                     GROWTH STOCK*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $36,228,494
Receivable for The Trusts shares sold..............        37,041
Receivable for policy-related transactions.........            --
                                                      -----------
   Total assets....................................    36,265,535
                                                      -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --
Payable for policy-related transactions............        37,041
                                                      -----------
   Total liabilities...............................        37,041
                                                      -----------
NET ASSETS.........................................   $36,228,494
                                                      ===========

NET ASSETS:
Accumulation Units.................................   $36,226,919
Retained by MONY America in Variable Account A.....         1,575
                                                      -----------
TOTAL NET ASSETS...................................   $36,228,494
                                                      ===========

Investments in shares of The Trusts, at cost.......   $32,703,856
The Trusts shares held
   Class A.........................................            --
   Class B.........................................     1,796,083

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                  FIDELITY(R) VIP                 FRANKLIN RISING  INVESCO V.I.
                                                    EQ/UBS GROWTH  CONTRAFUND(R)  FRANKLIN INCOME    DIVIDENDS    DIVIDEND GROWTH
                                                      & INCOME*      PORTFOLIO    SECURITIES FUND SECURITIES FUND      FUND
                                                    ------------- --------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $20,513,791    $20,852,226     $24,402,017     $7,281,060       $653,013
Receivable for The Trusts shares sold..............       18,758         27,792          16,387          4,412            208
Receivable for policy-related transactions.........           --             --              --             --             --
                                                     -----------    -----------     -----------     ----------       --------
   Total assets....................................   20,532,549     20,880,018      24,418,404      7,285,472        653,221
                                                     -----------    -----------     -----------     ----------       --------

LIABILITIES:
Payable for The Trusts shares purchased............           --             --              --             --             --
Payable for policy-related transactions............       18,758         27,792          16,387          4,412            208
                                                     -----------    -----------     -----------     ----------       --------
   Total liabilities...............................       18,758         27,792          16,387          4,412            208
                                                     -----------    -----------     -----------     ----------       --------
NET ASSETS.........................................  $20,513,791    $20,852,226     $24,402,017     $7,281,060       $653,013
                                                     ===========    ===========     ===========     ==========       ========

NET ASSETS:
Accumulation Units.................................  $20,512,558    $20,850,844     $24,400,244     $7,280,914       $652,998
Retained by MONY America in Variable Account A.....        1,233          1,382           1,773            146             15
                                                     -----------    -----------     -----------     ----------       --------
TOTAL NET ASSETS...................................  $20,513,791    $20,852,226     $24,402,017     $7,281,060       $653,013
                                                     ===========    ===========     ===========     ==========       ========

Investments in shares of The Trusts, at cost.......  $18,551,467    $22,111,210     $24,807,954     $6,766,201       $675,564
The Trusts shares held
   Class B.........................................    3,576,042             --              --             --             --
   Class 2.........................................           --             --       1,704,051        370,537             --
   Series I........................................           --             --              --             --         46,511
   Service Class...................................           --        908,594              --             --             --

                                                    INVESCO V.I. GLOBAL
                                                     HEALTH CARE FUND
                                                    -------------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $2,028,286
Receivable for The Trusts shares sold..............             98
Receivable for policy-related transactions.........             --
                                                        ----------
   Total assets....................................      2,028,384
                                                        ----------

LIABILITIES:
Payable for The Trusts shares purchased............             --
Payable for policy-related transactions............             98
                                                        ----------
   Total liabilities...............................             98
                                                        ----------
NET ASSETS.........................................     $2,028,286
                                                        ==========

NET ASSETS:
Accumulation Units.................................     $2,028,202
Retained by MONY America in Variable Account A.....             84
                                                        ----------
TOTAL NET ASSETS...................................     $2,028,286
                                                        ==========

Investments in shares of The Trusts, at cost.......     $1,705,246
The Trusts shares held
   Class B.........................................             --
   Class 2.........................................             --
   Series I........................................        116,769
   Service Class...................................             --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                       INVESCO VAN       JANUS ASPEN      JANUS ASPEN
                                                     INVESCO V.I.   KAMPEN V.I. GLOBAL SERIES BALANCED SERIES ENTERPRISE
                                                    TECHNOLOGY FUND VALUE EQUITY FUND     PORTFOLIO        PORTFOLIO
                                                    --------------- ------------------ --------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $1,143,655        $1,522,526       $15,771,913      $9,877,168
Receivable for The Trusts shares sold..............          315             2,347            12,771          10,450
Receivable for policy-related transactions.........           --                --                --              --
                                                      ----------        ----------       -----------      ----------
   Total assets....................................    1,143,970         1,524,873        15,784,684       9,887,618
                                                      ----------        ----------       -----------      ----------

LIABILITIES:
Payable for The Trusts shares purchased............           --                --                --              --
Payable for policy-related transactions............          315             2,347            12,771          10,450
                                                      ----------        ----------       -----------      ----------
   Total liabilities...............................          315             2,347            12,771          10,450
                                                      ----------        ----------       -----------      ----------
NET ASSETS.........................................   $1,143,655        $1,522,526       $15,771,913      $9,877,168
                                                      ==========        ==========       ===========      ==========

NET ASSETS:
Accumulation Units.................................   $1,143,628        $1,522,069       $15,771,831      $9,876,826
Retained by MONY America in Variable Account A.....           27               457                82             342
                                                      ----------        ----------       -----------      ----------
TOTAL NET ASSETS...................................   $1,143,655        $1,522,526       $15,771,913      $9,877,168
                                                      ==========        ==========       ===========      ==========

Investments in shares of The Trusts, at cost.......   $1,088,464        $1,694,339       $15,953,041      $7,710,933
The Trusts shares held
   Institutional Shares............................           --                --           592,261         258,768
   Series I........................................       75,439           223,901                --              --
   Service Shares..................................           --                --                --              --

                                                    JANUS ASPEN    JANUS ASPEN
                                                    SERIES FORTY SERIES OVERSEAS
                                                     PORTFOLIO      PORTFOLIO
                                                    ------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value. $14,091,333    $12,994,617
Receivable for The Trusts shares sold..............      18,052         55,058
Receivable for policy-related transactions.........          --             --
                                                    -----------    -----------
   Total assets....................................  14,109,385     13,049,675
                                                    -----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............          --             --
Payable for policy-related transactions............      18,052         55,058
                                                    -----------    -----------
   Total liabilities...............................      18,052         55,058
                                                    -----------    -----------
NET ASSETS......................................... $14,091,333    $12,994,617
                                                    ===========    ===========

NET ASSETS:
Accumulation Units................................. $14,090,867    $12,993,818
Retained by MONY America in Variable Account A.....         466            799
                                                    -----------    -----------
TOTAL NET ASSETS................................... $14,091,333    $12,994,617
                                                    ===========    ===========

Investments in shares of The Trusts, at cost....... $14,145,512    $15,740,359
The Trusts shares held
   Institutional Shares............................     284,048             --
   Series I........................................          --             --
   Service Shares..................................     142,319        347,264

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                      JANUS ASPEN
                                                    SERIES WORLDWIDE MFS(R) UTILITIES    MULTIMANAGER
                                                       PORTFOLIO          SERIES      MULTI-SECTOR BOND*
                                                    ---------------- ---------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $7,673,530       $6,333,155        $6,581,561
Receivable for The Trusts shares sold..............         4,860            8,896            23,603
Receivable for policy-related transactions.........            --               --                --
                                                       ----------       ----------        ----------
   Total assets....................................     7,678,390        6,342,051         6,605,164
                                                       ----------       ----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............            --               --                --
Payable for policy-related transactions............         4,860            8,896            23,603
                                                       ----------       ----------        ----------
   Total liabilities...............................         4,860            8,896            23,603
                                                       ----------       ----------        ----------
NET ASSETS.........................................    $7,673,530       $6,333,155        $6,581,561
                                                       ==========       ==========        ==========

NET ASSETS:
Accumulation Units.................................    $7,673,144       $6,332,832        $6,581,254
Retained by MONY America in Variable Account A.....           386              323               307
                                                       ----------       ----------        ----------
TOTAL NET ASSETS...................................    $7,673,530       $6,333,155        $6,581,561
                                                       ==========       ==========        ==========

Investments in shares of The Trusts, at cost.......    $8,476,431       $5,895,254        $6,716,516
The Trusts shares held
   Class A.........................................            --               --         1,677,207
   Initial Class...................................            --          242,836                --
   Institutional Shares............................       297,078               --                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2011

                                                                                        PIMCO VARIABLE
                                                                                        INSURANCE TRUST
                                                                         OPPENHEIMER      GLOBAL BOND
                                                      MULTIMANAGER    GLOBAL SECURITIES    PORTFOLIO
                                                    SMALL CAP GROWTH*      FUND/VA        (UNHEDGED)    PROFUND VP BEAR
                                                    ----------------- ----------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $12,434,190       $10,398,097      $11,576,330      $237,967
Receivable for The Trusts shares sold..............         29,247             9,575           25,444             4
Receivable for policy-related transactions.........             --                --               --            --
                                                       -----------       -----------      -----------      --------
   Total assets....................................     12,463,437        10,407,672       11,601,774       237,971
                                                       -----------       -----------      -----------      --------

LIABILITIES:
Payable for The Trusts shares purchased............             --                --               --            --
Payable for policy-related transactions............         29,247             9,575           25,444             4
                                                       -----------       -----------      -----------      --------
   Total liabilities...............................         29,247             9,575           25,444             4
                                                       -----------       -----------      -----------      --------
NET ASSETS.........................................    $12,434,190       $10,398,097      $11,576,330      $237,967
                                                       ===========       ===========      ===========      ========

NET ASSETS:
Accumulation Units.................................    $12,433,121       $10,397,509      $11,563,772      $237,941
Retained by MONY America in Variable Account A.....          1,069               588           12,558            26
                                                       -----------       -----------      -----------      --------
TOTAL NET ASSETS...................................    $12,434,190       $10,398,097      $11,576,330      $237,967
                                                       ===========       ===========      ===========      ========

Investments in shares of The Trusts, at cost.......    $13,830,941       $10,307,473      $11,127,949      $252,208
The Trusts shares held
   Administrative Class............................             --                --          837,045            --
   Class B.........................................      1,670,532                --               --            --
   Common Shares...................................             --                --               --        12,821
   Service Class...................................             --           382,143               --            --



                                                    PROFUND VP RISING PROFUND VP
                                                    RATES OPPORTUNITY ULTRABULL
                                                    ----------------- ----------
ASSETS:
Investments in shares of The Trusts, at fair value.    $  551,685     $3,295,114
Receivable for The Trusts shares sold..............           357          1,404
Receivable for policy-related transactions.........            --             --
                                                       ----------     ----------
   Total assets....................................       552,042      3,296,518
                                                       ----------     ----------

LIABILITIES:
Payable for The Trusts shares purchased............            --             --
Payable for policy-related transactions............           357          1,404
                                                       ----------     ----------
   Total liabilities...............................           357          1,404
                                                       ----------     ----------
NET ASSETS.........................................    $  551,685     $3,295,114
                                                       ==========     ==========

NET ASSETS:
Accumulation Units.................................    $  551,655     $3,286,882
Retained by MONY America in Variable Account A.....            30          8,232
                                                       ----------     ----------
TOTAL NET ASSETS...................................    $  551,685     $3,295,114
                                                       ==========     ==========

Investments in shares of The Trusts, at cost.......    $1,063,429     $3,285,554
The Trusts shares held
   Administrative Class............................            --             --
   Class B.........................................            --             --
   Common Shares...................................        73,558        316,534
   Service Class...................................            --             --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011


The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                  CONTRACT                               UNITS
                                  CHARGES**   SHARE CLASS* UNIT VALUE OUTSTANDING
                                  --------- -------------- ---------- -----------
ALL ASSET ALLOCATION.............   1.20%         B          $10.84      251,886
ALL ASSET ALLOCATION.............   1.25%         B          $57.43    1,854,281
ALL ASSET ALLOCATION.............   1.35%         B          $10.06    2,249,246
ALL ASSET ALLOCATION.............   1.45%         B          $13.77           --
ALL ASSET ALLOCATION.............   1.50%         B          $13.71           --
ALL ASSET ALLOCATION.............   1.70%         B          $10.78      293,870
ALL ASSET ALLOCATION.............   1.95%         B          $12.38           11
ALL ASSET ALLOCATION.............   2.00%         B          $12.32        9,733
ALL ASSET ALLOCATION.............   2.35%         B          $10.20      128,562
ALL ASSET ALLOCATION.............   2.80%         B          $11.50           --
ALL ASSET ALLOCATION.............   2.85%         B          $11.45           --

AXA AGGRESSIVE ALLOCATION........   1.20%         B          $ 7.73       59,469
AXA AGGRESSIVE ALLOCATION........   1.25%         B          $ 7.71       23,642
AXA AGGRESSIVE ALLOCATION........   1.35%         B          $ 7.68      131,557
AXA AGGRESSIVE ALLOCATION........   1.45%         B          $ 7.64           --
AXA AGGRESSIVE ALLOCATION........   1.50%         B          $ 7.62           --
AXA AGGRESSIVE ALLOCATION........   1.70%         B          $ 7.55       38,475
AXA AGGRESSIVE ALLOCATION........   1.95%         B          $ 7.47           --
AXA AGGRESSIVE ALLOCATION........   2.00%         B          $ 7.45           --
AXA AGGRESSIVE ALLOCATION........   2.35%         B          $ 7.33       44,962
AXA AGGRESSIVE ALLOCATION........   2.80%         B          $ 7.18           --
AXA AGGRESSIVE ALLOCATION........   2.85%         B          $ 7.17           --

AXA CONSERVATIVE ALLOCATION......   1.20%         B          $10.54      156,846
AXA CONSERVATIVE ALLOCATION......   1.25%         B          $10.51       80,996
AXA CONSERVATIVE ALLOCATION......   1.35%         B          $10.47      170,983
AXA CONSERVATIVE ALLOCATION......   1.45%         B          $10.42           --
AXA CONSERVATIVE ALLOCATION......   1.50%         B          $10.39           --
AXA CONSERVATIVE ALLOCATION......   1.70%         B          $10.30       56,163
AXA CONSERVATIVE ALLOCATION......   1.95%         B          $10.18           --
AXA CONSERVATIVE ALLOCATION......   2.00%         B          $10.16           --
AXA CONSERVATIVE ALLOCATION......   2.35%         B          $10.00       16,816
AXA CONSERVATIVE ALLOCATION......   2.80%         B          $ 9.80           --
AXA CONSERVATIVE ALLOCATION......   2.85%         B          $ 9.77           --

AXA CONSERVATIVE-PLUS ALLOCATION.   1.20%         B          $ 9.72       91,465
AXA CONSERVATIVE-PLUS ALLOCATION.   1.25%         B          $ 9.70       19,527
AXA CONSERVATIVE-PLUS ALLOCATION.   1.35%         B          $ 9.66      112,840
AXA CONSERVATIVE-PLUS ALLOCATION.   1.45%         B          $ 9.61           --
AXA CONSERVATIVE-PLUS ALLOCATION.   1.50%         B          $ 9.59           --
AXA CONSERVATIVE-PLUS ALLOCATION.   1.70%         B          $ 9.50       43,804
AXA CONSERVATIVE-PLUS ALLOCATION.   1.95%         B          $ 9.40           --
AXA CONSERVATIVE-PLUS ALLOCATION.   2.00%         B          $ 9.37           --
AXA CONSERVATIVE-PLUS ALLOCATION.   2.35%         B          $ 9.23       17,855
AXA CONSERVATIVE-PLUS ALLOCATION.   2.80%         B          $ 9.04           --
AXA CONSERVATIVE-PLUS ALLOCATION.   2.85%         B          $ 9.02           --

AXA MODERATE ALLOCATION..........   1.20%         B          $ 9.23      354,881
AXA MODERATE ALLOCATION..........   1.25%         B          $ 9.21       86,713
AXA MODERATE ALLOCATION..........   1.35%         B          $ 9.17      358,670
AXA MODERATE ALLOCATION..........   1.45%         B          $ 9.12           --

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                       CONTRACT                               UNITS
                                       CHARGES**   SHARE CLASS* UNIT VALUE OUTSTANDING
                                       --------- -------------- ---------- -----------
AXA MODERATE ALLOCATION...............   1.50%         B          $ 9.10           --
AXA MODERATE ALLOCATION...............   1.70%         B          $ 9.02      344,364
AXA MODERATE ALLOCATION...............   1.95%         B          $ 8.92           --
AXA MODERATE ALLOCATION...............   2.00%         B          $ 8.90        5,673
AXA MODERATE ALLOCATION...............   2.35%         B          $ 8.76      121,756
AXA MODERATE ALLOCATION...............   2.80%         B          $ 8.58           --
AXA MODERATE ALLOCATION...............   2.85%         B          $ 8.56           --

AXA MODERATE-PLUS ALLOCATION..........   1.20%         B          $ 8.53      172,648
AXA MODERATE-PLUS ALLOCATION..........   1.25%         B          $ 8.51       44,946
AXA MODERATE-PLUS ALLOCATION..........   1.35%         B          $ 8.47      175,273
AXA MODERATE-PLUS ALLOCATION..........   1.45%         B          $ 8.43        2,814
AXA MODERATE-PLUS ALLOCATION..........   1.50%         B          $ 8.41           --
AXA MODERATE-PLUS ALLOCATION..........   1.70%         B          $ 8.33      163,993
AXA MODERATE-PLUS ALLOCATION..........   1.95%         B          $ 8.24           --
AXA MODERATE-PLUS ALLOCATION..........   2.00%         B          $ 8.22           --
AXA MODERATE-PLUS ALLOCATION..........   2.35%         B          $ 8.09       80,649
AXA MODERATE-PLUS ALLOCATION..........   2.80%         B          $ 7.92           --
AXA MODERATE-PLUS ALLOCATION..........   2.85%         B          $ 7.91           --

DREYFUS STOCK INDEX FUND, INC.........   1.35%   INITIAL SHARES   $ 9.42    1,488,411

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.20%         A          $11.94       42,698
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.45%         A          $16.41        2,672
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.50%         A          $16.33        3,280
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.70%         A          $11.86       58,596
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.95%         A          $14.88           --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   2.00%         A          $14.82           --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   2.35%         A          $11.33       44,789
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   2.80%         A          $13.83          127
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   2.85%         A          $13.77           --

EQ/BLACKROCK BASIC VALUE EQUITY.......   1.20%         B          $10.46      157,663
EQ/BLACKROCK BASIC VALUE EQUITY.......   1.35%         B          $10.38      148,549
EQ/BLACKROCK BASIC VALUE EQUITY.......   1.45%         B          $10.38          138
EQ/BLACKROCK BASIC VALUE EQUITY.......   1.50%         B          $10.35          595
EQ/BLACKROCK BASIC VALUE EQUITY.......   1.70%         B          $10.13      184,592
EQ/BLACKROCK BASIC VALUE EQUITY.......   1.95%         B          $10.06          856
EQ/BLACKROCK BASIC VALUE EQUITY.......   2.00%         B          $10.03          323
EQ/BLACKROCK BASIC VALUE EQUITY.......   2.35%         B          $ 9.72      187,982
EQ/BLACKROCK BASIC VALUE EQUITY.......   2.80%         B          $ 9.53        3,440
EQ/BLACKROCK BASIC VALUE EQUITY.......   2.85%         B          $ 9.50          639

EQ/BOSTON ADVISORS EQUITY INCOME......   1.25%         A          $ 9.94       31,323
EQ/BOSTON ADVISORS EQUITY INCOME......   1.20%         B          $12.80      170,798
EQ/BOSTON ADVISORS EQUITY INCOME......   1.35%         B          $12.24      544,646
EQ/BOSTON ADVISORS EQUITY INCOME......   1.45%         B          $14.77          422
EQ/BOSTON ADVISORS EQUITY INCOME......   1.50%         B          $14.70          207
EQ/BOSTON ADVISORS EQUITY INCOME......   1.70%         B          $11.38      185,063
EQ/BOSTON ADVISORS EQUITY INCOME......   1.95%         B          $13.54           10
EQ/BOSTON ADVISORS EQUITY INCOME......   2.00%         B          $13.49          486
EQ/BOSTON ADVISORS EQUITY INCOME......   2.35%         B          $10.66      183,786
EQ/BOSTON ADVISORS EQUITY INCOME......   2.80%         B          $12.58        1,522
EQ/BOSTON ADVISORS EQUITY INCOME......   2.85%         B          $12.53           --

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                   CONTRACT                               UNITS
                                   CHARGES**   SHARE CLASS* UNIT VALUE OUTSTANDING
                                   --------- -------------- ---------- -----------

EQ/CALVERT SOCIALLY RESPONSIBLE...   1.35%         A         $  6.70      169,267
EQ/CALVERT SOCIALLY RESPONSIBLE...   1.20%         B         $  9.25       22,106
EQ/CALVERT SOCIALLY RESPONSIBLE...   1.45%         B         $  9.24           --
EQ/CALVERT SOCIALLY RESPONSIBLE...   1.50%         B         $  9.21           --
EQ/CALVERT SOCIALLY RESPONSIBLE...   1.70%         B         $  8.96       13,905
EQ/CALVERT SOCIALLY RESPONSIBLE...   1.95%         B         $  8.95           --
EQ/CALVERT SOCIALLY RESPONSIBLE...   2.00%         B         $  8.92          107
EQ/CALVERT SOCIALLY RESPONSIBLE...   2.35%         B         $  8.60        7,182
EQ/CALVERT SOCIALLY RESPONSIBLE...   2.80%         B         $  8.48           --
EQ/CALVERT SOCIALLY RESPONSIBLE...   2.85%         B         $  8.45           --

EQ/CAPITAL GUARDIAN RESEARCH......   1.20%         A         $ 13.95       47,785
EQ/CAPITAL GUARDIAN RESEARCH......   1.25%         A         $ 10.62       77,735
EQ/CAPITAL GUARDIAN RESEARCH......   1.35%         A         $  8.86      222,032
EQ/CAPITAL GUARDIAN RESEARCH......   1.45%         A         $ 14.04          178
EQ/CAPITAL GUARDIAN RESEARCH......   1.50%         A         $ 13.97           19
EQ/CAPITAL GUARDIAN RESEARCH......   1.70%         A         $ 12.78       63,105
EQ/CAPITAL GUARDIAN RESEARCH......   1.95%         A         $ 13.05           --
EQ/CAPITAL GUARDIAN RESEARCH......   2.00%         A         $ 12.99           --
EQ/CAPITAL GUARDIAN RESEARCH......   2.35%         A         $ 11.95       46,842
EQ/CAPITAL GUARDIAN RESEARCH......   2.80%         A         $ 12.12          320
EQ/CAPITAL GUARDIAN RESEARCH......   2.85%         A         $ 12.07           --

EQ/CORE BOND INDEX................   1.20%         A         $ 13.79      618,616
EQ/CORE BOND INDEX................   1.25%         A         $ 10.96      838,615
EQ/CORE BOND INDEX................   1.35%         A         $ 13.21    1,223,634
EQ/CORE BOND INDEX................   1.45%         A         $ 12.10        9,499
EQ/CORE BOND INDEX................   1.50%         A         $ 12.04        4,217
EQ/CORE BOND INDEX................   1.70%         A         $ 13.14      603,591
EQ/CORE BOND INDEX................   1.95%         A         $ 10.71           79
EQ/CORE BOND INDEX................   2.00%         A         $ 10.67        1,158
EQ/CORE BOND INDEX................   2.35%         A         $ 12.28      395,487
EQ/CORE BOND INDEX................   2.80%         A         $  9.96        8,032
EQ/CORE BOND INDEX................   2.85%         A         $  9.91           --

EQ/EQUITY GROWTH PLUS.............   1.35%         B         $ 10.04      672,128

EQ/GAMCO MERGERS AND ACQUISITIONS.   1.20%         B         $ 13.67       44,362
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.35%         B         $ 13.96      124,211
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.45%         B         $ 13.94           --
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.50%         B         $ 13.88           --
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.70%         B         $ 13.53       63,329
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.95%         B         $ 13.17           --
EQ/GAMCO MERGERS AND ACQUISITIONS.   2.00%         B         $ 13.11          180
EQ/GAMCO MERGERS AND ACQUISITIONS.   2.35%         B         $ 12.30       65,681
EQ/GAMCO MERGERS AND ACQUISITIONS.   2.80%         B         $ 12.24          680
EQ/GAMCO MERGERS AND ACQUISITIONS.   2.85%         B         $ 12.18           --

EQ/GAMCO SMALL COMPANY VALUE......   1.20%         B         $ 23.40      344,666
EQ/GAMCO SMALL COMPANY VALUE......   1.25%         B         $119.29      492,723
EQ/GAMCO SMALL COMPANY VALUE......   1.35%         B         $ 30.46    1,240,734
EQ/GAMCO SMALL COMPANY VALUE......   1.45%         B         $ 26.35        2,915
EQ/GAMCO SMALL COMPANY VALUE......   1.50%         B         $ 26.23          387
EQ/GAMCO SMALL COMPANY VALUE......   1.70%         B         $ 22.13      398,309
EQ/GAMCO SMALL COMPANY VALUE......   1.95%         B         $ 22.20          213
EQ/GAMCO SMALL COMPANY VALUE......   2.00%         B         $ 22.10          344
EQ/GAMCO SMALL COMPANY VALUE......   2.35%         B         $ 21.00      270,001

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                       CONTRACT                               UNITS
                                       CHARGES**   SHARE CLASS* UNIT VALUE OUTSTANDING
                                       --------- -------------- ---------- -----------
EQ/GAMCO SMALL COMPANY VALUE..........   2.80%         B          $20.62       1,202
EQ/GAMCO SMALL COMPANY VALUE..........   2.85%         B          $20.54          --

EQ/GLOBAL MULTI-SECTOR EQUITY.........   1.20%         A          $22.27      72,589
EQ/GLOBAL MULTI-SECTOR EQUITY.........   1.45%         A          $28.36         136
EQ/GLOBAL MULTI-SECTOR EQUITY.........   1.50%         A          $28.23         164
EQ/GLOBAL MULTI-SECTOR EQUITY.........   1.70%         A          $22.05      79,496
EQ/GLOBAL MULTI-SECTOR EQUITY.........   1.95%         A          $24.80          --
EQ/GLOBAL MULTI-SECTOR EQUITY.........   2.00%         A          $24.69       1,553
EQ/GLOBAL MULTI-SECTOR EQUITY.........   2.35%         A          $21.06      69,373
EQ/GLOBAL MULTI-SECTOR EQUITY.........   2.80%         A          $23.04       1,096
EQ/GLOBAL MULTI-SECTOR EQUITY.........   2.85%         A          $22.95          --

EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.20%         A          $12.63     357,852
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.25%         A          $18.04     159,710
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.35%         A          $14.16     616,021
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.45%         A          $11.91       5,797
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.50%         A          $11.86       4,954
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.70%         A          $12.04     337,485
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.95%         A          $11.24         679
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   2.00%         A          $11.20       1,095
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   2.35%         A          $11.29     288,030
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   2.80%         A          $10.45       2,025
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   2.85%         A          $10.40          --

EQ/LARGE CAP VALUE INDEX..............   1.20%         A          $11.87     342,725
EQ/LARGE CAP VALUE INDEX..............   1.35%         A          $11.54     262,505
EQ/LARGE CAP VALUE INDEX..............   1.45%         A          $14.36       4,110
EQ/LARGE CAP VALUE INDEX..............   1.50%         A          $14.29         494
EQ/LARGE CAP VALUE INDEX..............   1.70%         A          $11.33     336,091
EQ/LARGE CAP VALUE INDEX..............   1.95%         A          $12.44         917
EQ/LARGE CAP VALUE INDEX..............   2.00%         A          $12.38         467
EQ/LARGE CAP VALUE INDEX..............   2.35%         A          $10.35     279,443
EQ/LARGE CAP VALUE INDEX..............   2.80%         A          $11.56       1,435
EQ/LARGE CAP VALUE INDEX..............   2.85%         A          $11.51          --

EQ/LARGE CAP VALUE PLUS...............   1.20%         A          $ 8.34      50,558
EQ/LARGE CAP VALUE PLUS...............   1.25%         A          $49.39      69,160
EQ/LARGE CAP VALUE PLUS...............   1.45%         A          $11.24         146
EQ/LARGE CAP VALUE PLUS...............   1.50%         A          $11.19          --
EQ/LARGE CAP VALUE PLUS...............   1.70%         A          $ 7.98      48,529
EQ/LARGE CAP VALUE PLUS...............   1.95%         A          $10.35          --
EQ/LARGE CAP VALUE PLUS...............   2.00%         A          $10.31          --
EQ/LARGE CAP VALUE PLUS...............   2.35%         A          $ 7.80      61,808
EQ/LARGE CAP VALUE PLUS...............   2.80%         A          $ 9.62         650
EQ/LARGE CAP VALUE PLUS...............   2.85%         A          $ 9.58          --

EQ/MFS INTERNATIONAL GROWTH...........   1.25%         B          $16.36     378,281
EQ/MFS INTERNATIONAL GROWTH...........   1.35%         B          $11.60     464,762

EQ/MID CAP INDEX......................   1.20%         A          $13.85     251,770
EQ/MID CAP INDEX......................   1.35%         A          $13.61      67,501
EQ/MID CAP INDEX......................   1.45%         A          $16.09         592
EQ/MID CAP INDEX......................   1.50%         A          $16.02         911
EQ/MID CAP INDEX......................   1.70%         A          $13.04     241,579
EQ/MID CAP INDEX......................   1.95%         A          $13.96         100

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                  CONTRACT                               UNITS
                                  CHARGES**   SHARE CLASS* UNIT VALUE OUTSTANDING
                                  --------- -------------- ---------- -----------
EQ/MID CAP INDEX.................   2.00%         A          $13.90          733
EQ/MID CAP INDEX.................   2.35%         A          $12.37      265,143
EQ/MID CAP INDEX.................   2.80%         A          $12.97        2,210
EQ/MID CAP INDEX.................   2.85%         A          $12.91           --

EQ/MID CAP VALUE PLUS............   1.20%         A          $12.22      320,542
EQ/MID CAP VALUE PLUS............   1.35%         A          $12.18      486,345
EQ/MID CAP VALUE PLUS............   1.45%         A          $12.15        3,100
EQ/MID CAP VALUE PLUS............   1.50%         A          $12.13          517
EQ/MID CAP VALUE PLUS............   1.70%         A          $12.08      406,406
EQ/MID CAP VALUE PLUS............   1.95%         A          $12.00          138
EQ/MID CAP VALUE PLUS............   2.00%         A          $11.99          504
EQ/MID CAP VALUE PLUS............   2.35%         A          $11.89      234,106
EQ/MID CAP VALUE PLUS............   2.80%         A          $11.77        2,867
EQ/MID CAP VALUE PLUS............   2.85%         A          $11.75           --

EQ/MONEY MARKET..................   1.20%         A          $10.59      560,190
EQ/MONEY MARKET..................   1.25%         A          $10.56      739,129
EQ/MONEY MARKET..................   1.35%         A          $10.49    1,016,824
EQ/MONEY MARKET..................   1.45%         A          $10.43        2,287
EQ/MONEY MARKET..................   1.50%         A          $10.39        2,673
EQ/MONEY MARKET..................   1.70%         A          $10.26      528,334
EQ/MONEY MARKET..................   1.95%         A          $10.10           --
EQ/MONEY MARKET..................   2.00%         A          $10.07        1,180
EQ/MONEY MARKET..................   2.35%         A          $ 9.85      373,575
EQ/MONEY MARKET..................   2.80%         A          $ 9.57        1,946
EQ/MONEY MARKET..................   2.85%         A          $ 9.54           --

EQ/MONTAG & CALDWELL GROWTH......   1.20%         B          $11.60      481,257
EQ/MONTAG & CALDWELL GROWTH......   1.35%         B          $11.05    3,408,649
EQ/MONTAG & CALDWELL GROWTH......   1.45%         B          $13.72        1,274
EQ/MONTAG & CALDWELL GROWTH......   1.50%         B          $13.66          362
EQ/MONTAG & CALDWELL GROWTH......   1.70%         B          $10.79      462,342
EQ/MONTAG & CALDWELL GROWTH......   1.95%         B          $12.91          476
EQ/MONTAG & CALDWELL GROWTH......   2.00%         B          $12.85        2,800
EQ/MONTAG & CALDWELL GROWTH......   2.35%         B          $10.17      364,434
EQ/MONTAG & CALDWELL GROWTH......   2.80%         B          $11.99        1,484
EQ/MONTAG & CALDWELL GROWTH......   2.85%         B          $11.94           --

EQ/MORGAN STANLEY MID CAP GROWTH.   1.20%         A          $10.62      348,490
EQ/MORGAN STANLEY MID CAP GROWTH.   1.35%         A          $17.61      236,450
EQ/MORGAN STANLEY MID CAP GROWTH.   1.45%         A          $17.63           98
EQ/MORGAN STANLEY MID CAP GROWTH.   1.50%         A          $17.55          267
EQ/MORGAN STANLEY MID CAP GROWTH.   1.70%         A          $11.22      323,475
EQ/MORGAN STANLEY MID CAP GROWTH.   1.95%         A          $15.08           --
EQ/MORGAN STANLEY MID CAP GROWTH.   2.00%         A          $15.02          767
EQ/MORGAN STANLEY MID CAP GROWTH.   2.35%         A          $ 9.75      240,627
EQ/MORGAN STANLEY MID CAP GROWTH.   2.80%         A          $14.02          768
EQ/MORGAN STANLEY MID CAP GROWTH.   2.85%         A          $13.96           --

EQ/PIMCO ULTRA SHORT BOND........   1.20%         B          $12.33      241,300
EQ/PIMCO ULTRA SHORT BOND........   1.35%         B          $12.11      241,075
EQ/PIMCO ULTRA SHORT BOND........   1.45%         B          $11.85        3,322
EQ/PIMCO ULTRA SHORT BOND........   1.50%         B          $11.79        1,715
EQ/PIMCO ULTRA SHORT BOND........   1.70%         B          $11.79      282,406
EQ/PIMCO ULTRA SHORT BOND........   1.95%         B          $10.58        1,082

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                           CONTRACT                               UNITS
                                           CHARGES**   SHARE CLASS* UNIT VALUE OUTSTANDING
                                           --------- -------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.................   2.00%         B          $10.53           71
EQ/PIMCO ULTRA SHORT BOND.................   2.35%         B          $11.03      118,181
EQ/PIMCO ULTRA SHORT BOND.................   2.80%         B          $ 9.83        6,694
EQ/PIMCO ULTRA SHORT BOND.................   2.85%         B          $ 9.79           --

EQ/QUALITY BOND PLUS......................   1.25%         B          $23.54      205,648
EQ/QUALITY BOND PLUS......................   1.35%         B          $15.75      496,868

EQ/SMALL COMPANY INDEX....................   1.20%         A          $17.05       76,282
EQ/SMALL COMPANY INDEX....................   1.25%         A          $67.45        7,767
EQ/SMALL COMPANY INDEX....................   1.45%         A          $18.05          261
EQ/SMALL COMPANY INDEX....................   1.50%         A          $17.97          226
EQ/SMALL COMPANY INDEX....................   1.70%         A          $16.39       84,895
EQ/SMALL COMPANY INDEX....................   1.95%         A          $16.61           --
EQ/SMALL COMPANY INDEX....................   2.00%         A          $16.54          380
EQ/SMALL COMPANY INDEX....................   2.35%         A          $15.50       40,398
EQ/SMALL COMPANY INDEX....................   2.80%         A          $15.43          718
EQ/SMALL COMPANY INDEX....................   2.85%         A          $15.37           --

EQ/T. ROWE PRICE GROWTH STOCK.............   1.25%         B          $41.72      588,016
EQ/T. ROWE PRICE GROWTH STOCK.............   1.35%         B          $ 9.20    1,271,301

EQ/UBS GROWTH & INCOME....................   1.20%         B          $10.72      129,915
EQ/UBS GROWTH & INCOME....................   1.35%         B          $10.78    1,545,593
EQ/UBS GROWTH & INCOME....................   1.45%         B          $13.88          418
EQ/UBS GROWTH & INCOME....................   1.50%         B          $13.82           --
EQ/UBS GROWTH & INCOME....................   1.70%         B          $10.52      110,863
EQ/UBS GROWTH & INCOME....................   1.95%         B          $12.67          506
EQ/UBS GROWTH & INCOME....................   2.00%         B          $12.61           --
EQ/UBS GROWTH & INCOME....................   2.35%         B          $10.04      127,779
EQ/UBS GROWTH & INCOME....................   2.80%         B          $11.77           --
EQ/UBS GROWTH & INCOME....................   2.85%         B          $11.72           --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...   1.35%   SERVICE CLASS    $13.93    1,496,304

FRANKLIN INCOME SECURITIES FUND...........   1.20%      CLASS 2       $17.09      343,412
FRANKLIN INCOME SECURITIES FUND...........   1.35%      CLASS 2       $16.84      307,638
FRANKLIN INCOME SECURITIES FUND...........   1.45%      CLASS 2       $16.82          309
FRANKLIN INCOME SECURITIES FUND...........   1.50%      CLASS 2       $16.75          401
FRANKLIN INCOME SECURITIES FUND...........   1.70%      CLASS 2       $16.09      500,416
FRANKLIN INCOME SECURITIES FUND...........   1.95%      CLASS 2       $15.84          305
FRANKLIN INCOME SECURITIES FUND...........   2.00%      CLASS 2       $15.77          826
FRANKLIN INCOME SECURITIES FUND...........   2.35%      CLASS 2       $15.23      345,851
FRANKLIN INCOME SECURITIES FUND...........   2.80%      CLASS 2       $14.72          392
FRANKLIN INCOME SECURITIES FUND...........   2.85%      CLASS 2       $14.65           --

FRANKLIN RISING DIVIDENDS SECURITIES FUND.   1.20%      CLASS 2       $15.60       90,806
FRANKLIN RISING DIVIDENDS SECURITIES FUND.   1.35%      CLASS 2       $15.43      165,260
FRANKLIN RISING DIVIDENDS SECURITIES FUND.   1.45%      CLASS 2       $15.51        3,333
FRANKLIN RISING DIVIDENDS SECURITIES FUND.   1.50%      CLASS 2       $15.44          259
FRANKLIN RISING DIVIDENDS SECURITIES FUND.   1.70%      CLASS 2       $14.83      123,645
FRANKLIN RISING DIVIDENDS SECURITIES FUND.   1.95%      CLASS 2       $14.43           21
FRANKLIN RISING DIVIDENDS SECURITIES FUND.   2.00%      CLASS 2       $14.37          493
FRANKLIN RISING DIVIDENDS SECURITIES FUND.   2.35%      CLASS 2       $13.62      103,623
FRANKLIN RISING DIVIDENDS SECURITIES FUND.   2.80%      CLASS 2       $13.41          370
FRANKLIN RISING DIVIDENDS SECURITIES FUND.   2.85%      CLASS 2       $13.36           --

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                  CONTRACT                                     UNITS
                                                  CHARGES**      SHARE CLASS*    UNIT VALUE OUTSTANDING
                                                  --------- -------------------- ---------- -----------

INVESCO V.I. DIVIDEND GROWTH FUND................   1.20%         SERIES I         $ 5.51       19,216
INVESCO V.I. DIVIDEND GROWTH FUND................   1.45%         SERIES I         $ 6.51           --
INVESCO V.I. DIVIDEND GROWTH FUND................   1.50%         SERIES I         $ 6.48           --
INVESCO V.I. DIVIDEND GROWTH FUND................   1.70%         SERIES I         $ 5.50       37,784
INVESCO V.I. DIVIDEND GROWTH FUND................   1.95%         SERIES I         $ 5.94           --
INVESCO V.I. DIVIDEND GROWTH FUND................   2.00%         SERIES I         $ 5.91          127
INVESCO V.I. DIVIDEND GROWTH FUND................   2.35%         SERIES I         $ 5.28       64,105
INVESCO V.I. DIVIDEND GROWTH FUND................   2.80%         SERIES I         $ 5.51           --
INVESCO V.I. DIVIDEND GROWTH FUND................   2.85%         SERIES I         $ 5.49           --

INVESCO V.I. GLOBAL HEALTH CARE FUND.............   1.20%         SERIES I         $12.71       44,819
INVESCO V.I. GLOBAL HEALTH CARE FUND.............   1.45%         SERIES I         $13.72           56
INVESCO V.I. GLOBAL HEALTH CARE FUND.............   1.50%         SERIES I         $13.66           --
INVESCO V.I. GLOBAL HEALTH CARE FUND.............   1.70%         SERIES I         $12.11       50,414
INVESCO V.I. GLOBAL HEALTH CARE FUND.............   1.95%         SERIES I         $13.57           --
INVESCO V.I. GLOBAL HEALTH CARE FUND.............   2.00%         SERIES I         $13.52          176
INVESCO V.I. GLOBAL HEALTH CARE FUND.............   2.35%         SERIES I         $11.25       74,408
INVESCO V.I. GLOBAL HEALTH CARE FUND.............   2.80%         SERIES I         $12.61           --
INVESCO V.I. GLOBAL HEALTH CARE FUND.............   2.85%         SERIES I         $12.56          566

INVESCO V.I. TECHNOLOGY FUND.....................   1.20%         SERIES I         $ 9.41       55,229
INVESCO V.I. TECHNOLOGY FUND.....................   1.45%         SERIES I         $15.61           --
INVESCO V.I. TECHNOLOGY FUND.....................   1.50%         SERIES I         $15.54           --
INVESCO V.I. TECHNOLOGY FUND.....................   1.70%         SERIES I         $ 9.03       34,678
INVESCO V.I. TECHNOLOGY FUND.....................   1.95%         SERIES I         $13.66           --
INVESCO V.I. TECHNOLOGY FUND.....................   2.00%         SERIES I         $13.60        1,464
INVESCO V.I. TECHNOLOGY FUND.....................   2.35%         SERIES I         $ 9.38       30,976
INVESCO V.I. TECHNOLOGY FUND.....................   2.80%         SERIES I         $12.69           --
INVESCO V.I. TECHNOLOGY FUND.....................   2.85%         SERIES I         $12.64           --

INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND.   1.20%         SERIES I         $ 9.80       58,609
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND.   1.45%         SERIES I         $12.03          383
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND.   1.50%         SERIES I         $11.97           38
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND.   1.70%         SERIES I         $ 9.43       54,124
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND.   1.95%         SERIES I         $11.48          118
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND.   2.00%         SERIES I         $11.43          243
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND.   2.35%         SERIES I         $ 8.81       48,539
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND.   2.80%         SERIES I         $10.66           --
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND.   2.85%         SERIES I         $10.62           --

JANUS ASPEN SERIES BALANCED PORTFOLIO............   1.35%   INSTITUTIONAL SHARES   $15.57    1,012,978

JANUS ASPEN SERIES ENTERPRISE PORTFOLIO..........   1.35%   INSTITUTIONAL SHARES   $10.51      940,015

JANUS ASPEN SERIES FORTY PORTFOLIO...............   1.35%   INSTITUTIONAL SHARES   $11.61      812,913
JANUS ASPEN SERIES FORTY PORTFOLIO...............   1.20%      SERVICE SHARES      $14.58      146,598
JANUS ASPEN SERIES FORTY PORTFOLIO...............   1.45%      SERVICE SHARES      $16.14          341
JANUS ASPEN SERIES FORTY PORTFOLIO...............   1.50%      SERVICE SHARES      $16.07          373
JANUS ASPEN SERIES FORTY PORTFOLIO...............   1.70%      SERVICE SHARES      $14.59      100,739
JANUS ASPEN SERIES FORTY PORTFOLIO...............   1.95%      SERVICE SHARES      $15.63          246
JANUS ASPEN SERIES FORTY PORTFOLIO...............   2.00%      SERVICE SHARES      $15.57        1,506
JANUS ASPEN SERIES FORTY PORTFOLIO...............   2.35%      SERVICE SHARES      $13.71       72,247
JANUS ASPEN SERIES FORTY PORTFOLIO...............   2.80%      SERVICE SHARES      $14.53          760
JANUS ASPEN SERIES FORTY PORTFOLIO...............   2.85%      SERVICE SHARES      $14.46          534

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                      CONTRACT                                     UNITS
                                                      CHARGES**      SHARE CLASS*    UNIT VALUE OUTSTANDING
                                                      --------- -------------------- ---------- -----------

JANUS ASPEN SERIES OVERSEAS PORTFOLIO................   1.20%      SERVICE SHARES      $19.00     230,370
JANUS ASPEN SERIES OVERSEAS PORTFOLIO................   1.45%      SERVICE SHARES      $25.50         811
JANUS ASPEN SERIES OVERSEAS PORTFOLIO................   1.50%      SERVICE SHARES      $25.39         969
JANUS ASPEN SERIES OVERSEAS PORTFOLIO................   1.70%      SERVICE SHARES      $19.47     247,710
JANUS ASPEN SERIES OVERSEAS PORTFOLIO................   1.95%      SERVICE SHARES      $24.00          --
JANUS ASPEN SERIES OVERSEAS PORTFOLIO................   2.00%      SERVICE SHARES      $23.89       1,932
JANUS ASPEN SERIES OVERSEAS PORTFOLIO................   2.35%      SERVICE SHARES      $18.22     202,131
JANUS ASPEN SERIES OVERSEAS PORTFOLIO................   2.80%      SERVICE SHARES      $22.30         913
JANUS ASPEN SERIES OVERSEAS PORTFOLIO................   2.85%      SERVICE SHARES      $22.20          --

JANUS ASPEN SERIES WORLDWIDE PORTFOLIO...............   1.35%   INSTITUTIONAL SHARES   $ 7.81     981,953

MFS(R) UTILITIES SERIES..............................   1.20%      INITIAL CLASS       $27.52      96,671
MFS(R) UTILITIES SERIES..............................   1.45%      INITIAL CLASS       $34.33          --
MFS(R) UTILITIES SERIES..............................   1.50%      INITIAL CLASS       $34.17         273
MFS(R) UTILITIES SERIES..............................   1.70%      INITIAL CLASS       $25.63      89,305
MFS(R) UTILITIES SERIES..............................   1.95%      INITIAL CLASS       $26.47          --
MFS(R) UTILITIES SERIES..............................   2.00%      INITIAL CLASS       $26.36         430
MFS(R) UTILITIES SERIES..............................   2.35%      INITIAL CLASS       $22.53      60,526
MFS(R) UTILITIES SERIES..............................   2.80%      INITIAL CLASS       $24.60          --
MFS(R) UTILITIES SERIES..............................   2.85%      INITIAL CLASS       $24.49          --

MULTIMANAGER MULTI-SECTOR BOND.......................   1.20%            A             $13.25     211,720
MULTIMANAGER MULTI-SECTOR BOND.......................   1.45%            A             $12.77         414
MULTIMANAGER MULTI-SECTOR BOND.......................   1.50%            A             $12.71       1,918
MULTIMANAGER MULTI-SECTOR BOND.......................   1.70%            A             $12.59     162,664
MULTIMANAGER MULTI-SECTOR BOND.......................   1.95%            A             $10.81          --
MULTIMANAGER MULTI-SECTOR BOND.......................   2.00%            A             $10.76         534
MULTIMANAGER MULTI-SECTOR BOND.......................   2.35%            A             $11.89     139,093
MULTIMANAGER MULTI-SECTOR BOND.......................   2.80%            A             $10.04       3,943
MULTIMANAGER MULTI-SECTOR BOND.......................   2.85%            A             $10.00          --

MULTIMANAGER SMALL CAP GROWTH........................   1.20%            B             $10.31     182,013
MULTIMANAGER SMALL CAP GROWTH........................   1.35%            B             $15.08     507,768
MULTIMANAGER SMALL CAP GROWTH........................   1.45%            B             $13.53         477
MULTIMANAGER SMALL CAP GROWTH........................   1.50%            B             $13.46         162
MULTIMANAGER SMALL CAP GROWTH........................   1.70%            B             $ 9.77     154,954
MULTIMANAGER SMALL CAP GROWTH........................   1.95%            B             $11.96         584
MULTIMANAGER SMALL CAP GROWTH........................   2.00%            B             $11.91         498
MULTIMANAGER SMALL CAP GROWTH........................   2.35%            B             $ 9.05     150,263
MULTIMANAGER SMALL CAP GROWTH........................   2.80%            B             $11.11         190
MULTIMANAGER SMALL CAP GROWTH........................   2.85%            B             $11.06          --

OPPENHEIMER GLOBAL SECURITIES FUND/VA................   1.20%      SERVICE CLASS       $18.64     132,835
OPPENHEIMER GLOBAL SECURITIES FUND/VA................   1.35%      SERVICE CLASS       $18.31     194,493
OPPENHEIMER GLOBAL SECURITIES FUND/VA................   1.45%      SERVICE CLASS       $18.71       2,342
OPPENHEIMER GLOBAL SECURITIES FUND/VA................   1.50%      SERVICE CLASS       $18.63         621
OPPENHEIMER GLOBAL SECURITIES FUND/VA................   1.70%      SERVICE CLASS       $18.03     152,590
OPPENHEIMER GLOBAL SECURITIES FUND/VA................   1.95%      SERVICE CLASS       $17.22          --
OPPENHEIMER GLOBAL SECURITIES FUND/VA................   2.00%      SERVICE CLASS       $17.14       1,083
OPPENHEIMER GLOBAL SECURITIES FUND/VA................   2.35%      SERVICE CLASS       $15.20      99,461
OPPENHEIMER GLOBAL SECURITIES FUND/VA................   2.80%      SERVICE CLASS       $16.00       1,455
OPPENHEIMER GLOBAL SECURITIES FUND/VA................   2.85%      SERVICE CLASS       $15.93          --

PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
 (UNHEDGED)..........................................   1.20%   ADMINISTRATIVE CLASS   $20.15     165,175

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2011

                                                      CONTRACT                                     UNITS
                                                      CHARGES**      SHARE CLASS*    UNIT VALUE OUTSTANDING
                                                      --------- -------------------- ---------- -----------
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
 (UNHEDGED)..........................................   1.35%   ADMINISTRATIVE CLASS   $19.22     144,199
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
 (UNHEDGED)..........................................   1.45%   ADMINISTRATIVE CLASS   $17.68         499
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
 (UNHEDGED)..........................................   1.50%   ADMINISTRATIVE CLASS   $17.59         344
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
 (UNHEDGED)..........................................   1.70%   ADMINISTRATIVE CLASS   $19.19     166,767
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
 (UNHEDGED)..........................................   1.95%   ADMINISTRATIVE CLASS   $14.85          24
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
 (UNHEDGED)..........................................   2.00%   ADMINISTRATIVE CLASS   $14.78         854
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
 (UNHEDGED)..........................................   2.35%   ADMINISTRATIVE CLASS   $18.18     120,806
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
 (UNHEDGED)..........................................   2.80%   ADMINISTRATIVE CLASS   $13.80       2,832
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
 (UNHEDGED)..........................................   2.85%   ADMINISTRATIVE CLASS   $13.74          --

PROFUND VP BEAR......................................   1.20%      COMMON SHARES       $ 4.56       2,905
PROFUND VP BEAR......................................   1.35%      COMMON SHARES       $ 4.52      43,007
PROFUND VP BEAR......................................   1.45%      COMMON SHARES       $ 4.41          --
PROFUND VP BEAR......................................   1.50%      COMMON SHARES       $ 4.39         318
PROFUND VP BEAR......................................   1.70%      COMMON SHARES       $ 4.80       3,080
PROFUND VP BEAR......................................   1.95%      COMMON SHARES       $ 4.37          --
PROFUND VP BEAR......................................   2.00%      COMMON SHARES       $ 4.35          --
PROFUND VP BEAR......................................   2.35%      COMMON SHARES       $ 4.14       3,431
PROFUND VP BEAR......................................   2.80%      COMMON SHARES       $ 4.06          --
PROFUND VP BEAR......................................   2.85%      COMMON SHARES       $ 4.04          --

PROFUND VP RISING RATES OPPORTUNITY..................   1.20%      COMMON SHARES       $ 3.57      51,112
PROFUND VP RISING RATES OPPORTUNITY..................   1.35%      COMMON SHARES       $ 3.23      39,800
PROFUND VP RISING RATES OPPORTUNITY..................   1.45%      COMMON SHARES       $ 3.21         163
PROFUND VP RISING RATES OPPORTUNITY..................   1.50%      COMMON SHARES       $ 3.20       2,246
PROFUND VP RISING RATES OPPORTUNITY..................   1.70%      COMMON SHARES       $ 3.42      34,168
PROFUND VP RISING RATES OPPORTUNITY..................   1.95%      COMMON SHARES       $ 3.17         294
PROFUND VP RISING RATES OPPORTUNITY..................   2.00%      COMMON SHARES       $ 3.15          --
PROFUND VP RISING RATES OPPORTUNITY..................   2.35%      COMMON SHARES       $ 3.23      34,038
PROFUND VP RISING RATES OPPORTUNITY..................   2.80%      COMMON SHARES       $ 2.94         997
PROFUND VP RISING RATES OPPORTUNITY..................   2.85%      COMMON SHARES       $ 2.93         697

PROFUND VP ULTRABULL.................................   1.20%      COMMON SHARES       $ 9.25     143,279
PROFUND VP ULTRABULL.................................   1.35%      COMMON SHARES       $10.25      50,540
PROFUND VP ULTRABULL.................................   1.45%      COMMON SHARES       $10.47         138
PROFUND VP ULTRABULL.................................   1.50%      COMMON SHARES       $10.43          --
PROFUND VP ULTRABULL.................................   1.70%      COMMON SHARES       $ 8.68      42,395
PROFUND VP ULTRABULL.................................   1.95%      COMMON SHARES       $ 9.43          --
PROFUND VP ULTRABULL.................................   2.00%      COMMON SHARES       $ 9.39          73
PROFUND VP ULTRABULL.................................   2.35%      COMMON SHARES       $ 9.32     113,392
PROFUND VP ULTRABULL.................................   2.80%      COMMON SHARES       $ 8.76       1,865
PROFUND VP ULTRABULL.................................   2.85%      COMMON SHARES       $ 8.72          --

-----------
The accompanying notes are an integral part of these financial statements.
* Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 4 of these financial statements.
** Contract charges reflect the mortality and risk expenses related to the Variable Investment Options.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                    ALL ASSET   AXA AGGRESSIVE AXA CONSERVATIVE AXA CONSERVATIVE-
                                                                   ALLOCATION*   ALLOCATION*     ALLOCATION*    PLUS ALLOCATION*
                                                                   -----------  -------------- ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 2,060,923    $  31,609        $ 83,066         $  43,060
  Expenses:
   Less: Asset-based charges......................................   1,967,378       37,435          73,801            46,440
                                                                   -----------    ---------        --------         ---------

NET INVESTMENT INCOME (LOSS)......................................      93,545       (5,826)          9,265            (3,380)
                                                                   -----------    ---------        --------         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (7,019,482)      22,275          (7,207)          132,046
   Realized gain distribution from The Trusts.....................   3,484,114       61,370          98,117            70,013
                                                                   -----------    ---------        --------         ---------
  Net realized gain (loss)........................................  (3,535,368)      83,645          90,910           202,059
                                                                   -----------    ---------        --------         ---------

  Change in unrealized appreciation (depreciation) of investments.  (3,327,937)    (294,857)        (60,066)         (260,687)
                                                                   -----------    ---------        --------         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (6,863,305)    (211,212)         30,844           (58,628)
                                                                   -----------    ---------        --------         ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(6,769,760)   $(217,038)       $ 40,109         $ (62,008)
                                                                   ===========    =========        ========         =========

                                                                   AXA MODERATE
                                                                   ALLOCATION*
                                                                   ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $   182,867
  Expenses:
   Less: Asset-based charges......................................     193,536
                                                                   -----------

NET INVESTMENT INCOME (LOSS)......................................     (10,669)
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     778,825
   Realized gain distribution from The Trusts.....................     293,511
                                                                   -----------
  Net realized gain (loss)........................................   1,072,336
                                                                   -----------

  Change in unrealized appreciation (depreciation) of investments.  (1,490,240)
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (417,904)
                                                                   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $  (428,573)
                                                                   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011



                                                        AXA MODERATE-PLUS  DREYFUS STOCK   EQ/ALLIANCEBERNSTEIN
                                                           ALLOCATION*    INDEX FUND, INC.  SMALL CAP GROWTH*
                                                        ----------------- ---------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $    82,437       $ 278,542          $      --
  Expenses:
   Less: Asset-based charges...........................        105,545         208,470             42,853
                                                           -----------       ---------          ---------

NET INVESTMENT INCOME (LOSS)...........................        (23,108)         70,072            (42,853)
                                                           -----------       ---------          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................        437,707         231,199             27,961
   Realized gain distribution from The Trusts..........        156,673         105,011             77,004
                                                           -----------       ---------          ---------
  Net realized gain (loss).............................        594,380         336,210            104,965
                                                           -----------       ---------          ---------

  Change in unrealized appreciation (depreciation) of
   investments.........................................     (1,023,664)       (294,421)          (135,831)
                                                           -----------       ---------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................       (429,284)         41,789            (30,866)
                                                           -----------       ---------          ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................    $  (452,392)      $ 111,861          $ (73,719)
                                                           ===========       =========          =========

                                                                               EQ/BOSTON     EQ/CALVERT  EQ/CAPITAL
                                                           EQ/BLACKROCK     ADVISORS EQUITY   SOCIALLY    GUARDIAN
                                                        BASIC VALUE EQUITY*     INCOME*     RESPONSIBLE* RESEARCH*
                                                        ------------------- --------------- ------------ ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................      $  89,617        $   255,400     $  8,630    $ 48,314
  Expenses:
   Less: Asset-based charges...........................        137,178            232,513       24,510      80,649
                                                             ---------        -----------     --------    --------

NET INVESTMENT INCOME (LOSS)...........................        (47,561)            22,887      (15,880)    (32,335)
                                                             ---------        -----------     --------    --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................       (203,810)        (1,179,701)      31,488     (88,890)
   Realized gain distribution from The Trusts..........             --                 --           --          --
                                                             ---------        -----------     --------    --------
  Net realized gain (loss).............................       (203,810)        (1,179,701)      31,488     (88,890)
                                                             ---------        -----------     --------    --------

  Change in unrealized appreciation (depreciation) of
   investments.........................................       (126,501)           872,800      (25,653)    280,684
                                                             ---------        -----------     --------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................       (330,311)          (306,901)       5,835     191,794
                                                             ---------        -----------     --------    --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................      $(377,872)       $  (284,014)    $(10,045)   $159,459
                                                             =========        ===========     ========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011



                                          EQ/CORE BOND EQ/EQUITY GROWTH EQ/GAMCO MERGERS  EQ/GAMCO SMALL EQ/GLOBAL MULTI-
                                             INDEX*         PLUS*       AND ACQUISITIONS* COMPANY VALUE*  SECTOR EQUITY*
                                          ------------ ---------------- ----------------- -------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts............. $ 1,008,903     $  19,983         $   7,402      $     91,514    $   113,633
  Expenses:
   Less: Asset-based charges.............     788,037       106,315            72,692         1,844,880        110,279
                                          -----------     ---------         ---------      ------------    -----------

NET INVESTMENT INCOME (LOSS).............     220,866       (86,332)          (65,290)       (1,753,366)         3,354
                                          -----------     ---------         ---------      ------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Realized gain (loss) on investments...  (1,301,127)      (26,401)           24,699         9,137,169     (1,177,659)
   Realized gain distribution from The
    Trusts...............................          --            --           147,962         1,320,282             --
                                          -----------     ---------         ---------      ------------    -----------
  Net realized gain (loss)...............  (1,301,127)      (26,401)          172,661        10,457,451     (1,177,659)
                                          -----------     ---------         ---------      ------------    -----------

  Change in unrealized appreciation
   (depreciation) of investments.........   2,925,716      (434,858)         (112,976)      (15,175,837)       323,821
                                          -----------     ---------         ---------      ------------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS...................   1,624,589      (461,259)           59,685        (4,718,386)      (853,838)
                                          -----------     ---------         ---------      ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $ 1,845,455     $(547,591)        $  (5,605)     $ (6,471,752)   $  (850,484)
                                          ===========     =========         =========      ============    ===========

                                          EQ/INTERMEDIATE
                                            GOVERNMENT      EQ/LARGE CAP   EQ/LARGE CAP
                                            BOND INDEX*   VALUE INDEX* (1) VALUE PLUS*
                                          --------------- ---------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts.............   $  154,144      $   236,692     $  69,277
  Expenses:
   Less: Asset-based charges.............      388,405          146,013        74,587
                                            ----------      -----------     ---------

NET INVESTMENT INCOME (LOSS).............     (234,261)          90,679        (5,310)
                                            ----------      -----------     ---------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Realized gain (loss) on investments...       85,521         (522,336)     (431,998)
   Realized gain distribution from The
    Trusts...............................           --               --            --
                                            ----------      -----------     ---------
  Net realized gain (loss)...............       85,521         (522,336)     (431,998)
                                            ----------      -----------     ---------

  Change in unrealized appreciation
   (depreciation) of investments.........    1,129,483       (1,198,464)       97,196
                                            ----------      -----------     ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS...................    1,215,004       (1,720,800)     (334,802)
                                            ----------      -----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $  980,743      $(1,630,121)    $(340,112)
                                            ==========      ===========     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                      EQ/MFS                                        EQ/MONTAG &
                                                                   INTERNATIONAL EQ/MID CAP EQ/MID CAP    EQ/MONEY   CALDWELL
                                                                      GROWTH*      INDEX*   VALUE PLUS*   MARKET*     GROWTH*
                                                                   ------------- ---------- -----------  ---------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $    82,855  $ 100,242  $   213,178  $   4,268  $  270,776
  Expenses:
   Less: Asset-based charges......................................      174,352    222,115      360,862    581,958     819,894
                                                                    -----------  ---------  -----------  ---------  ----------

NET INVESTMENT INCOME (LOSS)......................................      (91,497)  (121,873)    (147,684)  (577,690)   (549,118)
                                                                    -----------  ---------  -----------  ---------  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      183,579   (974,450)  (3,339,757)     7,982     428,332
   Realized gain distribution from The Trusts.....................      341,500         --           --         --          --
                                                                    -----------  ---------  -----------  ---------  ----------
  Net realized gain (loss)........................................      525,079   (974,450)  (3,339,757)     7,982     428,332
                                                                    -----------  ---------  -----------  ---------  ----------

  Change in unrealized appreciation (depreciation) of investments.   (2,030,967)   632,415    1,186,010    (12,424)    969,520
                                                                    -----------  ---------  -----------  ---------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (1,505,888)  (342,035)  (2,153,747)    (4,442)  1,397,852
                                                                    -----------  ---------  -----------  ---------  ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(1,597,385) $(463,908) $(2,301,431) $(582,132) $  848,734
                                                                    ===========  =========  ===========  =========  ==========

                                                                      EQ/MORGAN
                                                                   STANLEY MID CAP EQ/PIMCO ULTRA EQ/QUALITY
                                                                       GROWTH*      SHORT BOND*   BOND PLUS*
                                                                   --------------- -------------- ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $    40,282     $  56,366    $ 309,474
  Expenses:
   Less: Asset-based charges......................................       267,731       191,751      189,478
                                                                     -----------     ---------    ---------

NET INVESTMENT INCOME (LOSS)......................................      (227,449)     (135,385)     119,996
                                                                     -----------     ---------    ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       862,978       (85,235)    (306,689)
   Realized gain distribution from The Trusts.....................     1,074,370            --           --
                                                                     -----------     ---------    ---------
  Net realized gain (loss)........................................     1,937,348       (85,235)    (306,689)
                                                                     -----------     ---------    ---------

  Change in unrealized appreciation (depreciation) of investments.    (3,001,333)       14,473      175,017
                                                                     -----------     ---------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,063,985)      (70,762)    (131,672)
                                                                     -----------     ---------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(1,291,434)    $(206,147)   $ (11,676)
                                                                     ===========     =========    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                                          FIDELITY(R) VIP
                                          EQ/SMALL COMPANY EQ/T. ROWE PRICE EQ/UBS GROWTH  CONTRAFUND(R)  FRANKLIN INCOME
                                               INDEX*       GROWTH STOCK*     & INCOME*      PORTFOLIO    SECURITIES FUND
                                          ---------------- ---------------- ------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts.............    $  37,365       $        --      $ 166,931     $   202,166     $ 1,721,464
  Expenses:
   Less: Asset-based charges.............       72,054           512,648        343,473         318,930         471,754
                                             ---------       -----------      ---------     -----------     -----------

NET INVESTMENT INCOME (LOSS).............      (34,689)         (512,648)      (176,542)       (116,764)      1,249,710
                                             ---------       -----------      ---------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Realized gain (loss) on
    investments..........................     (331,323)          417,080         69,961      (1,611,642)     (1,852,353)
   Realized gain distribution from The
    Trusts...............................      357,304                --             --              --              --
                                             ---------       -----------      ---------     -----------     -----------
  Net realized gain (loss)...............       25,981           417,080         69,961      (1,611,642)     (1,852,353)
                                             ---------       -----------      ---------     -----------     -----------

  Change in unrealized appreciation
   (depreciation) of investments.........     (238,146)       (1,096,266)      (889,218)        910,327         844,295
                                             ---------       -----------      ---------     -----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS...................     (212,165)         (679,186)      (819,257)       (701,315)     (1,008,058)
                                             ---------       -----------      ---------     -----------     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS..............................    $(246,854)      $(1,191,834)     $(995,799)    $  (818,079)    $   241,652
                                             =========       ===========      =========     ===========     ===========

                                          FRANKLIN RISING  INVESCO V.I.
                                             DIVIDENDS    DIVIDEND GROWTH INVESCO V.I. GLOBAL
                                          SECURITIES FUND    FUND (1)      HEALTH CARE FUND
                                          --------------- --------------- -------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts.............    $108,970        $      --         $     --
  Expenses:
   Less: Asset-based charges.............     116,768            9,724           40,797
                                             --------        ---------         --------

NET INVESTMENT INCOME (LOSS).............      (7,798)          (9,724)         (40,797)
                                             --------        ---------         --------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Realized gain (loss) on
    investments..........................     (91,422)        (131,277)         (34,176)
   Realized gain distribution from The
    Trusts...............................          --               --               --
                                             --------        ---------         --------
  Net realized gain (loss)...............     (91,422)        (131,277)         (34,176)
                                             --------        ---------         --------

  Change in unrealized appreciation
   (depreciation) of investments.........     395,206          (22,551)         122,254
                                             --------        ---------         --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS...................     303,784         (153,828)          88,078
                                             --------        ---------         --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS..............................    $295,986        $(163,552)        $ 47,281
                                             ========        =========         ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                         INVESCO VAN     JANUS ASPEN SERIES JANUS ASPEN SERIES
                                       INVESCO V.I.   KAMPEN V.I. GLOBAL      BALANCED          ENTERPRISE     JANUS ASPEN SERIES
                                      TECHNOLOGY FUND VALUE EQUITY FUND      PORTFOLIO          PORTFOLIO       FORTY PORTFOLIO
                                      --------------- ------------------ ------------------ ------------------ ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts.........    $   2,467        $  72,549         $   411,547         $      --         $    55,232
  Expenses:
   Less: Asset-based charges.........       21,679           34,151             231,018           150,241             245,370
                                         ---------        ---------         -----------         ---------         -----------

NET INVESTMENT INCOME (LOSS).........      (19,212)          38,398             180,529          (150,241)           (190,138)
                                         ---------        ---------         -----------         ---------         -----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments......................      183,723         (305,988)            555,342          (200,430)            288,960
   Realized gain distribution from
    The Trusts.......................           --               --             895,739                --                  --
                                         ---------        ---------         -----------         ---------         -----------
  Net realized gain (loss)...........      183,723         (305,988)          1,451,081          (200,430)            288,960
                                         ---------        ---------         -----------         ---------         -----------

  Change in unrealized appreciation
   (depreciation) of investments.....     (261,025)          23,433          (1,549,417)           92,645          (1,458,036)
                                         ---------        ---------         -----------         ---------         -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS...............      (77,302)        (282,555)            (98,336)         (107,785)         (1,169,076)
                                         ---------        ---------         -----------         ---------         -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS..........................    $ (96,514)       $(244,157)        $    82,193         $(258,026)        $(1,359,214)
                                         =========        =========         ===========         =========         ===========

                                      JANUS ASPEN SERIES JANUS ASPEN SERIES
                                           OVERSEAS          WORLDWIDE      MFS(R) UTILITIES
                                          PORTFOLIO          PORTFOLIO           SERIES
                                      ------------------ ------------------ ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts.........    $    77,605        $    52,986        $ 218,234
  Expenses:
   Less: Asset-based charges.........        355,250            128,145          109,203
                                         -----------        -----------        ---------

NET INVESTMENT INCOME (LOSS).........       (277,645)           (75,159)         109,031
                                         -----------        -----------        ---------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments......................       (275,387)           541,057         (371,529)
   Realized gain distribution from
    The Trusts.......................        204,125                 --               --
                                         -----------        -----------        ---------
  Net realized gain (loss)...........        (71,262)           541,057         (371,529)
                                         -----------        -----------        ---------

  Change in unrealized appreciation
   (depreciation) of investments.....     (7,323,186)        (1,857,513)         590,269
                                         -----------        -----------        ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS...............     (7,394,448)        (1,316,456)         218,740
                                         -----------        -----------        ---------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS..........................    $(7,672,093)       $(1,391,615)       $ 327,771
                                         ===========        ===========        =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                                                               PIMCO VARIABLE
                                                                                                               INSURANCE TRUST
                                                                                                OPPENHEIMER      GLOBAL BOND
                                                           MULTIMANAGER      MULTIMANAGER    GLOBAL SECURITIES    PORTFOLIO
                                                        MULTI-SECTOR BOND* SMALL CAP GROWTH*      FUND/VA        (UNHEDGED)
                                                        ------------------ ----------------- ----------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $   276,722        $        --       $   145,219       $ 332,163
  Expenses:
   Less: Asset-based charges...........................        125,195            233,319           201,594         202,659
                                                           -----------        -----------       -----------       ---------

NET INVESTMENT INCOME (LOSS)...........................        151,527           (233,319)          (56,375)        129,504
                                                           -----------        -----------       -----------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
   Realized gain (loss) on investments.................     (1,082,473)           107,103          (667,913)        526,131
   Realized gain distribution from The Trusts..........             --                 --                --         262,700
                                                           -----------        -----------       -----------       ---------
  Net realized gain (loss).............................     (1,082,473)           107,103          (667,913)        788,831
                                                           -----------        -----------       -----------       ---------

  Change in unrealized appreciation (depreciation) of
   investments.........................................      1,213,063         (2,603,586)         (519,886)       (159,872)
                                                           -----------        -----------       -----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................        130,590         (2,496,483)       (1,187,799)        628,959
                                                           -----------        -----------       -----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.......................................    $   282,117        $(2,729,802)      $(1,244,174)      $ 758,463
                                                           ===========        ===========       ===========       =========



                                                                        PROFUND VP RISING PROFUND VP
                                                        PROFUND VP BEAR RATES OPPORTUNITY ULTRABULL
                                                        --------------- ----------------- ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $      --       $        --    $      --
  Expenses:
   Less: Asset-based charges...........................        4,117            35,135       49,142
                                                           ---------       -----------    ---------

NET INVESTMENT INCOME (LOSS)...........................       (4,117)          (35,135)     (49,142)
                                                           ---------       -----------    ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
   Realized gain (loss) on investments.................     (101,173)       (3,205,266)     199,563
   Realized gain distribution from The Trusts..........           --                --      221,650
                                                           ---------       -----------    ---------
  Net realized gain (loss).............................     (101,173)       (3,205,266)     421,213
                                                           ---------       -----------    ---------

  Change in unrealized appreciation (depreciation) of
   investments.........................................       64,039         2,086,799     (528,572)
                                                           ---------       -----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................      (37,134)       (1,118,467)    (107,359)
                                                           ---------       -----------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.......................................    $ (41,251)      $(1,153,602)   $(156,501)
                                                           =========       ===========    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,



                                                                                       ALL ASSET ALLOCATION*
                                                                                    --------------------------
                                                                                        2011          2010
                                                                                    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..................................................... $     93,545  $    169,453
  Net realized gain (loss) on investments..........................................   (3,535,368)   (7,213,716)
  Change in unrealized appreciation (depreciation) of investments..................   (3,327,937)   27,273,462
                                                                                    ------------  ------------
  Net Increase (decrease) in net assets from operations............................   (6,769,760)   20,229,199
                                                                                    ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...........................................    1,280,168     1,490,387
   Transfers between funds including guaranteed interest account, net..............   (3,642,080)   (4,002,687)
   Transfers for contract benefits and terminations................................  (17,835,167)  (22,023,243)
   Contract maintenance charges....................................................     (148,489)     (165,902)
                                                                                    ------------  ------------

  Net increase (decrease) in net assets from contractowners transactions...........  (20,345,568)  (24,701,445)
                                                                                    ------------  ------------

  Net increase (decrease) in amount retained by MONY America in Variable Account A.           --            --
                                                                                    ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..................................................  (27,115,328)   (4,472,246)
                                                                                    ------------  ------------
NET ASSETS -- BEGINNING OF PERIOD..................................................  163,573,488   168,045,734
                                                                                    ------------  ------------

NET ASSETS -- END OF PERIOD                                                         $136,458,160  $163,573,488
                                                                                    ============  ============

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued...........................................................................      109,942       173,479
  Redeemed.........................................................................     (864,861)   (1,188,820)
                                                                                    ------------  ------------
  Net Increase (Decrease)..........................................................     (754,919)   (1,015,341)
                                                                                    ============  ============

                                                                                        AXA AGGRESSIVE
                                                                                          ALLOCATION*
                                                                                    ----------------------
                                                                                       2011        2010
                                                                                    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..................................................... $   (5,826) $   (1,599)
  Net realized gain (loss) on investments..........................................     83,645    (184,933)
  Change in unrealized appreciation (depreciation) of investments..................   (294,857)    439,103
                                                                                    ----------  ----------
  Net Increase (decrease) in net assets from operations............................   (217,038)    252,571
                                                                                    ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...........................................    109,676     218,598
   Transfers between funds including guaranteed interest account, net..............    283,453    (105,343)
   Transfers for contract benefits and terminations................................   (346,172)   (442,573)
   Contract maintenance charges....................................................       (590)       (634)
                                                                                    ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions...........     46,367    (329,952)
                                                                                    ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A.         --          --
                                                                                    ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..................................................   (170,671)    (77,381)
                                                                                    ----------  ----------
NET ASSETS -- BEGINNING OF PERIOD..................................................  2,442,935   2,520,316
                                                                                    ----------  ----------

NET ASSETS -- END OF PERIOD                                                         $2,272,264  $2,442,935
                                                                                    ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued...........................................................................     67,718      51,915
  Redeemed.........................................................................    (61,444)    (95,601)
                                                                                    ----------  ----------
  Net Increase (Decrease)..........................................................      6,274     (43,686)
                                                                                    ==========  ==========

                                                                                        AXA CONSERVATIVE
                                                                                           ALLOCATION*
                                                                                    ------------------------
                                                                                        2011         2010
                                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..................................................... $     9,265  $    50,525
  Net realized gain (loss) on investments..........................................      90,910      308,898
  Change in unrealized appreciation (depreciation) of investments..................     (60,066)     (72,802)
                                                                                    -----------  -----------
  Net Increase (decrease) in net assets from operations............................      40,109      286,621
                                                                                    -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...........................................      90,744      959,143
   Transfers between funds including guaranteed interest account, net..............     725,695    1,671,296
   Transfers for contract benefits and terminations................................  (1,497,997)  (1,497,740)
   Contract maintenance charges....................................................        (729)        (672)
                                                                                    -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions...........    (682,287)   1,132,027
                                                                                    -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A.          --           --
                                                                                    -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..................................................    (642,178)   1,418,648
                                                                                    -----------  -----------
NET ASSETS -- BEGINNING OF PERIOD..................................................   5,682,754    4,264,106
                                                                                    -----------  -----------

NET ASSETS -- END OF PERIOD                                                         $ 5,040,576  $ 5,682,754
                                                                                    ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued...........................................................................     119,519      339,927
  Redeemed.........................................................................    (185,894)    (225,593)
                                                                                    -----------  -----------
  Net Increase (Decrease)..........................................................     (66,375)     114,334
                                                                                    ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                            AXA CONSERVATIVE-PLUS         AXA MODERATE
                                                                                 ALLOCATION*               ALLOCATION*
                                                                           -----------------------  ------------------------
                                                                               2011        2010         2011         2010
                                                                           -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................ $    (3,380) $   20,235  $   (10,669) $    80,142
  Net realized gain (loss) on investments.................................     202,059     167,738    1,072,336       83,277
  Change in unrealized appreciation (depreciation) of investments.........    (260,687)     55,864   (1,490,240)     994,439
                                                                           -----------  ----------  -----------  -----------
  Net Increase (decrease) in net assets from operations...................     (62,008)    243,837     (428,573)   1,157,858
                                                                           -----------  ----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................     154,268      76,370      294,045      446,321
   Transfers between funds including guaranteed interest account, net.....     135,567     238,186       75,157      516,734
   Transfers for contract benefits and terminations.......................  (1,102,699)   (547,566)  (2,569,366)  (2,984,593)
   Contract maintenance charges...........................................        (555)       (707)      (1,805)      (1,995)
                                                                           -----------  ----------  -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions..    (813,419)   (233,717)  (2,201,969)  (2,023,533)
                                                                           -----------  ----------  -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable
   Account A..............................................................          --          --           --           --
                                                                           -----------  ----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.........................................    (875,427)     10,120   (2,630,542)    (865,675)
                                                                           -----------  ----------  -----------  -----------
NET ASSETS -- BEGINNING OF PERIOD.........................................   3,624,715   3,614,595   14,215,206   15,080,881
                                                                           -----------  ----------  -----------  -----------

NET ASSETS -- END OF PERIOD                                                $ 2,749,288  $3,624,715  $11,584,664  $14,215,206
                                                                           ===========  ==========  ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued..................................................................      72,778      90,174      298,534      356,493
  Redeemed................................................................    (156,345)   (116,451)    (527,415)    (579,320)
                                                                           -----------  ----------  -----------  -----------
  Net Increase (Decrease).................................................     (83,567)    (26,277)    (228,881)    (222,827)
                                                                           ===========  ==========  ===========  ===========
UNIT ACTIVITY INITIAL SHARES
  Issued..................................................................          --          --           --           --
  Redeemed................................................................          --          --           --           --
                                                                           -----------  ----------  -----------  -----------
  Net Increase (Decrease).................................................          --          --           --           --
                                                                           ===========  ==========  ===========  ===========

                                                                               AXA MODERATE-PLUS        DREYFUS STOCK INDEX
                                                                                  ALLOCATION*               FUND, INC.
                                                                           ------------------------  ------------------------
                                                                               2011         2010         2011         2010
                                                                           -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................ $   (23,108) $     4,757  $    70,072  $    73,217
  Net realized gain (loss) on investments.................................     594,380      (57,742)     336,210      625,912
  Change in unrealized appreciation (depreciation) of investments.........  (1,023,664)     776,552     (294,421)   1,427,105
                                                                           -----------  -----------  -----------  -----------
  Net Increase (decrease) in net assets from operations...................    (452,392)     723,567      111,861    2,126,234
                                                                           -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................     238,582      327,553      322,396      289,578
   Transfers between funds including guaranteed interest account, net.....    (276,483)     189,547     (268,148)    (582,148)
   Transfers for contract benefits and terminations.......................  (2,188,034)  (1,979,449)  (3,311,815)  (3,345,746)
   Contract maintenance charges...........................................      (1,419)      (1,659)          --           --
                                                                           -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions..  (2,227,354)  (1,464,008)  (3,257,567)  (3,638,316)
                                                                           -----------  -----------  -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable
   Account A..............................................................      24,999           --        4,506       (4,508)
                                                                           -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.........................................  (2,654,747)    (740,441)  (3,141,200)  (1,516,590)
                                                                           -----------  -----------  -----------  -----------
NET ASSETS -- BEGINNING OF PERIOD.........................................   8,058,834    8,799,275   17,178,354   18,694,944
                                                                           -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD                                                $ 5,404,087  $ 8,058,834  $14,037,154  $17,178,354
                                                                           ===========  ===========  ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued..................................................................     170,332      233,521           --           --
  Redeemed................................................................    (428,734)    (411,484)          --           --
                                                                           -----------  -----------  -----------  -----------
  Net Increase (Decrease).................................................    (258,402)    (177,963)          --           --
                                                                           ===========  ===========  ===========  ===========
UNIT ACTIVITY INITIAL SHARES
  Issued..................................................................          --           --      113,250       64,336
  Redeemed................................................................          --           --     (456,465)    (490,844)
                                                                           -----------  -----------  -----------  -----------
  Net Increase (Decrease).................................................          --           --     (343,215)    (426,508)
                                                                           ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                            EQ/ALLIANCEBERNSTEIN      EQ/BLACKROCK BASIC
                                                                              SMALL CAP GROWTH*          VALUE EQUITY*
                                                                           ----------------------  ------------------------
                                                                              2011        2010         2011         2010
                                                                           ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................ $  (42,853) $  (41,093) $   (47,561) $   (45,294)
  Net realized gain (loss) on investments.................................    104,965    (187,118)    (203,810)    (996,111)
  Change in unrealized appreciation (depreciation) of investments.........   (135,831)    859,886     (126,501)   1,933,514
                                                                           ----------  ----------  -----------  -----------
  Net Increase (decrease) in net assets from operations...................    (73,719)    631,675     (377,872)     892,109
                                                                           ----------  ----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................     31,890      39,090      139,871      101,127
   Transfers between funds including guaranteed interest account, net.....    122,034      11,289     (179,251)      76,811
   Transfers for contract benefits and terminations.......................   (785,814)   (643,439)  (1,877,400)  (2,015,733)
   Contract maintenance charges...........................................       (477)       (523)        (969)      (1,178)
                                                                           ----------  ----------  -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions..   (632,367)   (593,583)  (1,917,749)  (1,838,973)
                                                                           ----------  ----------  -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable
   Account A..............................................................         --          --           --           --
                                                                           ----------  ----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.........................................   (706,086)     38,092   (2,295,621)    (946,864)
NET ASSETS -- BEGINNING OF PERIOD.........................................  2,517,235   2,479,143    9,243,059   10,189,923
                                                                           ----------  ----------  -----------  -----------

NET ASSETS -- END OF PERIOD............................................... $1,811,149  $2,517,235  $ 6,947,438  $ 9,243,059
                                                                           ==========  ==========  ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued..................................................................     28,582      20,068           --           --
  Redeemed................................................................    (85,072)    (82,490)          --           --
                                                                           ----------  ----------  -----------  -----------
  Net Increase (Decrease).................................................    (56,490)    (62,422)          --           --
                                                                           ==========  ==========  ===========  ===========
UNIT ACTIVITY CLASS B
  Issued..................................................................         --          --       64,814       84,534
  Redeemed................................................................         --          --     (245,202)    (271,997)
                                                                           ----------  ----------  -----------  -----------
  Net Increase (Decrease).................................................         --          --     (180,388)    (187,463)
                                                                           ==========  ==========  ===========  ===========

                                                                              EQ/BOSTON ADVISORS       EQ/CALVERT SOCIALLY
                                                                                EQUITY INCOME*            RESPONSIBLE*
                                                                           ------------------------  ----------------------
                                                                               2011         2010        2011        2010
                                                                           -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................ $    22,887  $   116,173  $  (15,880) $  (27,117)
  Net realized gain (loss) on investments.................................  (1,179,701)  (1,234,168)     31,488    (113,069)
  Change in unrealized appreciation (depreciation) of investments.........     872,800    3,351,371     (25,653)    335,714
                                                                           -----------  -----------  ----------  ----------
  Net Increase (decrease) in net assets from operations...................    (284,014)   2,233,376     (10,045)    195,528
                                                                           -----------  -----------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................     210,383      253,475      11,298      14,413
   Transfers between funds including guaranteed interest account, net.....    (747,696)    (723,548)   (152,141)   (114,967)
   Transfers for contract benefits and terminations.......................  (2,999,290)  (3,175,120)   (232,196)   (416,987)
   Contract maintenance charges...........................................      (1,740)      (1,939)       (196)       (214)
                                                                           -----------  -----------  ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions..  (3,538,343)  (3,647,132)   (373,235)   (517,755)
                                                                           -----------  -----------  ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable
   Account A..............................................................          --           --          --          --
                                                                           -----------  -----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.........................................  (3,822,357)  (1,413,756)   (383,280)   (322,227)
NET ASSETS -- BEGINNING OF PERIOD.........................................  17,087,413   18,501,169   1,909,185   2,231,412
                                                                           -----------  -----------  ----------  ----------

NET ASSETS -- END OF PERIOD............................................... $13,265,056  $17,087,413  $1,525,905  $1,909,185
                                                                           ===========  ===========  ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued..................................................................          --           --       5,651       2,065
  Redeemed................................................................     (11,714)        (336)    (40,755)    (61,836)
                                                                           -----------  -----------  ----------  ----------
  Net Increase (Decrease).................................................     (11,714)        (336)    (35,104)    (59,771)
                                                                           ===========  ===========  ==========  ==========
UNIT ACTIVITY CLASS B
  Issued..................................................................      31,788       53,702         765       2,115
  Redeemed................................................................    (314,154)    (380,938)    (15,136)    (20,557)
                                                                           -----------  -----------  ----------  ----------
  Net Increase (Decrease).................................................    (282,366)    (327,236)    (14,371)    (18,442)
                                                                           ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                             EQ/CAPITAL GUARDIAN
                                                                                  RESEARCH*             EQ/CORE BOND INDEX*
                                                                           -----------------------  --------------------------
                                                                               2011        2010         2011          2010
                                                                           -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................ $   (32,335) $  (27,883) $    220,866  $    495,451
  Net realized gain (loss) on investments.................................     (88,890)   (195,224)   (1,301,127)   (1,812,138)
  Change in unrealized appreciation (depreciation) of investments.........     280,684     988,724     2,925,716     4,374,870
                                                                           -----------  ----------  ------------  ------------
  Net Increase (decrease) in net assets from operations...................     159,459     765,617     1,845,455     3,058,183
                                                                           -----------  ----------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................      88,057      61,885       541,468       630,746
   Transfers between funds including guaranteed interest account, net.....    (248,269)    (91,541)   (1,126,795)   (1,670,716)
   Transfers for contract benefits and terminations.......................  (1,160,549)   (803,489)  (13,498,319)  (13,154,899)
   Contract maintenance charges...........................................      (1,113)     (1,174)      (14,539)      (17,790)
                                                                           -----------  ----------  ------------  ------------

  Net increase (decrease) in net assets from contractowners transactions..  (1,321,874)   (834,319)  (14,098,185)  (14,212,659)
                                                                           -----------  ----------  ------------  ------------

  Net increase (decrease) in amount retained by MONY America in Variable
   Account A..............................................................          --          --            --            --
                                                                           -----------  ----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.........................................  (1,162,415)    (68,702)  (12,252,730)  (11,154,476)
NET ASSETS -- BEGINNING OF PERIOD.........................................   5,993,945   6,062,647    59,198,552    70,353,028
                                                                           -----------  ----------  ------------  ------------

NET ASSETS -- END OF PERIOD                                                $ 4,831,530  $5,993,945  $ 46,945,822  $ 59,198,552
                                                                           ===========  ==========  ============  ============

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued..................................................................      31,642      22,136       186,952       240,790
  Redeemed................................................................    (152,660)   (118,401)   (1,301,341)   (1,402,385)
                                                                           -----------  ----------  ------------  ------------
  Net Increase (Decrease).................................................    (121,018)    (96,265)   (1,114,389)   (1,161,595)
                                                                           ===========  ==========  ============  ============
UNIT ACTIVITY CLASS B
  Issued..................................................................          --          --            --            --
  Redeemed................................................................          --          --            --            --
                                                                           -----------  ----------  ------------  ------------
  Net Increase (Decrease).................................................          --          --            --            --
                                                                           ===========  ==========  ============  ============

                                                                               EQ/EQUITY GROWTH         EQ/GAMCO MERGERS
                                                                                     PLUS*              AND ACQUISITIONS*
                                                                           ------------------------  ----------------------
                                                                               2011         2010        2011        2010
                                                                           -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................ $   (86,332) $   (93,971) $  (65,290) $  (80,004)
  Net realized gain (loss) on investments.................................     (26,401)    (282,543)    172,661      83,942
  Change in unrealized appreciation (depreciation) of investments.........    (434,858)   1,462,290    (112,976)    371,037
                                                                           -----------  -----------  ----------  ----------
  Net Increase (decrease) in net assets from operations...................    (547,591)   1,085,776      (5,605)    374,975
                                                                           -----------  -----------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................     128,322      217,550      71,271      53,680
   Transfers between funds including guaranteed interest account, net.....    (420,630)    (473,902)   (150,612)     20,839
   Transfers for contract benefits and terminations.......................  (1,246,885)  (1,692,009)   (712,700)   (927,327)
   Contract maintenance charges...........................................          --           --        (391)       (452)
                                                                           -----------  -----------  ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions..  (1,539,193)  (1,948,361)   (792,432)   (853,260)
                                                                           -----------  -----------  ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable
   Account A..............................................................          --           --          --          --
                                                                           -----------  -----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.........................................  (2,086,784)    (862,585)   (798,037)   (478,285)
NET ASSETS -- BEGINNING OF PERIOD.........................................   8,838,214    9,700,799   4,814,439   5,292,724
                                                                           -----------  -----------  ----------  ----------

NET ASSETS -- END OF PERIOD                                                $ 6,751,430  $ 8,838,214  $4,016,402  $4,814,439
                                                                           ===========  ===========  ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued..................................................................          --           --          --          --
  Redeemed................................................................          --           --          --          --
                                                                           -----------  -----------  ----------  ----------
  Net Increase (Decrease).................................................          --           --          --          --
                                                                           ===========  ===========  ==========  ==========
UNIT ACTIVITY CLASS B
  Issued..................................................................      18,823       33,044      15,716      35,902
  Redeemed................................................................    (161,063)    (234,628)    (74,167)   (101,447)
                                                                           -----------  -----------  ----------  ----------
  Net Increase (Decrease).................................................    (142,240)    (201,584)    (58,451)    (65,545)
                                                                           ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                      EQ/GAMCO SMALL COMPANY
                                                                                              VALUE*
                                                                                    --------------------------
                                                                                        2011          2010
                                                                                    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..................................................... $ (1,753,366) $ (1,424,125)
  Net realized gain (loss) on investments..........................................   10,457,451     8,411,051
  Change in unrealized appreciation (depreciation) of investments..................  (15,175,837)   30,214,623
                                                                                    ------------  ------------
  Net Increase (decrease) in net assets from operations............................   (6,471,752)   37,201,549
                                                                                    ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...........................................    1,206,920       919,313
   Transfers between funds including guaranteed interest account, net..............   (4,149,960)   (3,237,497)
   Transfers for contract benefits and terminations................................  (19,331,158)  (22,596,457)
   Contract maintenance charges....................................................      (59,798)      (64,543)
                                                                                    ------------  ------------

  Net increase (decrease) in net assets from contractowners transactions...........  (22,333,996)  (24,979,184)
                                                                                    ------------  ------------

  Net increase (decrease) in amount retained by MONY America in Variable Account A.           --            --
                                                                                    ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..................................................  (28,805,748)   12,222,365
NET ASSETS -- BEGINNING OF PERIOD..................................................  148,071,333   135,848,968
                                                                                    ------------  ------------

NET ASSETS -- END OF PERIOD                                                         $119,265,585  $148,071,333
                                                                                    ============  ============

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued...........................................................................           --            --
  Redeemed.........................................................................           --            --
                                                                                    ------------  ------------
  Net Increase (Decrease)..........................................................           --            --
                                                                                    ============  ============
UNIT ACTIVITY CLASS B
  Issued...........................................................................      137,049       152,034
  Redeemed.........................................................................     (759,520)     (864,789)
                                                                                    ------------  ------------
  Net Increase (Decrease)..........................................................     (622,471)     (712,755)
                                                                                    ============  ============

                                                                                     EQ/GLOBAL MULTI-SECTOR
                                                                                             EQUITY*
                                                                                    ------------------------
                                                                                        2011         2010
                                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..................................................... $     3,354  $   (37,615)
  Net realized gain (loss) on investments..........................................  (1,177,659)  (1,279,867)
  Change in unrealized appreciation (depreciation) of investments..................     323,821    1,992,728
                                                                                    -----------  -----------
  Net Increase (decrease) in net assets from operations............................    (850,484)     675,246
                                                                                    -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...........................................      59,006       68,892
   Transfers between funds including guaranteed interest account, net..............    (380,881)    (247,305)
   Transfers for contract benefits and terminations................................  (1,429,594)  (1,822,322)
   Contract maintenance charges....................................................      (1,259)      (1,535)
                                                                                    -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions...........  (1,752,728)  (2,002,270)
                                                                                    -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A.          --           --
                                                                                    -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..................................................  (2,603,212)  (1,327,024)
NET ASSETS -- BEGINNING OF PERIOD..................................................   7,514,439    8,841,463
                                                                                    -----------  -----------

NET ASSETS -- END OF PERIOD                                                         $ 4,911,227  $ 7,514,439
                                                                                    ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued...........................................................................      13,230       20,182
  Redeemed.........................................................................     (85,379)    (106,592)
                                                                                    -----------  -----------
  Net Increase (Decrease)..........................................................     (72,149)     (86,410)
                                                                                    ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...........................................................................          --           --
  Redeemed.........................................................................          --           --
                                                                                    -----------  -----------
  Net Increase (Decrease)..........................................................          --           --
                                                                                    ===========  ===========

                                                                                         EQ/INTERMEDIATE        EQ/LARGE
                                                                                         GOVERNMENT BOND       CAP VALUE
                                                                                             INDEX*              INDEX*
                                                                                    ------------------------  ------------
                                                                                        2011         2010     2011 (B) (D)
                                                                                    -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..................................................... $  (234,261) $   (53,762) $    90,679
  Net realized gain (loss) on investments..........................................      85,521     (240,510)    (522,336)
  Change in unrealized appreciation (depreciation) of investments..................   1,129,483    1,271,043   (1,198,464)
                                                                                    -----------  -----------  -----------
  Net Increase (decrease) in net assets from operations............................     980,743      976,771   (1,630,121)
                                                                                    -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...........................................     304,050      349,865       56,229
   Transfers between funds including guaranteed interest account, net..............    (784,443)    (464,881)  17,372,900
   Transfers for contract benefits and terminations................................  (5,746,015)  (6,715,670)  (1,898,063)
   Contract maintenance charges....................................................      (5,747)      (6,932)      (1,419)
                                                                                    -----------  -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions...........  (6,232,155)  (6,837,618)  15,529,647
                                                                                    -----------  -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A.          --           --           --
                                                                                    -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..................................................  (5,251,412)  (5,860,847)  13,899,526
NET ASSETS -- BEGINNING OF PERIOD..................................................  28,857,933   34,718,780           --
                                                                                    -----------  -----------  -----------

NET ASSETS -- END OF PERIOD                                                         $23,606,521  $28,857,933  $13,899,526
                                                                                    ===========  ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued...........................................................................     108,734      175,801    1,471,115
  Redeemed.........................................................................    (603,035)    (713,749)    (242,928)
                                                                                    -----------  -----------  -----------
  Net Increase (Decrease)..........................................................    (494,301)    (537,948)   1,228,187
                                                                                    ===========  ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...........................................................................          --           --           --
  Redeemed.........................................................................          --           --           --
                                                                                    -----------  -----------  -----------
  Net Increase (Decrease)..........................................................          --           --           --
                                                                                    ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                             EQ/LARGE CAP VALUE      EQ/MFS INTERNATIONAL
                                                                                    PLUS*                   GROWTH*
                                                                           ----------------------  ------------------------
                                                                              2011        2010         2011         2010
                                                                           ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................ $   (5,310) $   (1,812) $   (91,497) $   (73,174)
  Net realized gain (loss) on investments.................................   (431,998)   (543,024)     525,079      187,844
  Change in unrealized appreciation (depreciation) of investments.........     97,196   1,153,234   (2,030,967)   1,668,718
                                                                           ----------  ----------  -----------  -----------
  Net Increase (decrease) in net assets from operations...................   (340,112)    608,398   (1,597,385)   1,783,388
                                                                           ----------  ----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................     74,646      28,829      202,946      179,296
   Transfers between funds including guaranteed interest account, net.....   (314,396)     (7,356)    (352,879)    (507,091)
   Transfers for contract benefits and terminations.......................   (400,053)   (674,021)  (1,932,096)  (2,455,950)
   Contract maintenance charges...........................................     (2,295)     (2,731)      (6,619)      (7,548)
                                                                           ----------  ----------  -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions..   (642,098)   (655,279)  (2,088,648)  (2,791,293)
                                                                           ----------  ----------  -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable
   Account A..............................................................         --          --           --           --
                                                                           ----------  ----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.........................................   (982,210)    (46,881)  (3,686,033)  (1,007,905)
NET ASSETS -- BEGINNING OF PERIOD.........................................  5,696,858   5,743,739   15,262,620   16,270,525
                                                                           ----------  ----------  -----------  -----------

NET ASSETS -- END OF PERIOD                                                $4,714,648  $5,696,858  $11,576,587  $15,262,620
                                                                           ==========  ==========  ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued..................................................................     25,747      25,078           --           --
  Redeemed................................................................    (89,553)    (53,752)          --           --
                                                                           ----------  ----------  -----------  -----------
  Net Increase (Decrease).................................................    (63,806)    (28,674)          --           --
                                                                           ==========  ==========  ===========  ===========
UNIT ACTIVITY CLASS B
  Issued..................................................................         --          --       41,483       60,111
  Redeemed................................................................         --          --     (185,762)    (280,938)
                                                                           ----------  ----------  -----------  -----------
  Net Increase (Decrease).................................................         --          --     (144,279)    (220,827)
                                                                           ==========  ==========  ===========  ===========

                                                                               EQ/MID CAP INDEX*      EQ/MID CAP VALUE PLUS*
                                                                           ------------------------  ------------------------
                                                                               2011         2010         2011         2010
                                                                           -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................ $  (121,873) $  (101,976) $  (147,684) $  (100,803)
  Net realized gain (loss) on investments.................................    (974,450)  (1,325,704)  (3,339,757)  (2,603,825)
  Change in unrealized appreciation (depreciation) of investments.........     632,415    4,329,365    1,186,010    7,751,047
                                                                           -----------  -----------  -----------  -----------
  Net Increase (decrease) in net assets from operations...................    (463,908)   2,901,685   (2,301,431)   5,046,419
                                                                           -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................     201,243      101,462      260,019      339,382
   Transfers between funds including guaranteed interest account, net.....     (93,759)    (337,717)  (1,208,393)  (1,060,411)
   Transfers for contract benefits and terminations.......................  (2,863,150)  (2,275,688)  (6,305,277)  (5,463,787)
   Contract maintenance charges...........................................      (2,599)      (2,813)      (3,783)      (4,487)
                                                                           -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions..  (2,758,265)  (2,514,756)  (7,257,434)  (6,189,303)
                                                                           -----------  -----------  -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable
   Account A..............................................................          --           --           --           --
                                                                           -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.........................................  (3,222,173)     386,929   (9,558,865)  (1,142,884)
NET ASSETS -- BEGINNING OF PERIOD.........................................  14,122,661   13,735,732   27,188,000   28,330,884
                                                                           -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD                                                $10,900,488  $14,122,661  $17,629,135  $27,188,000
                                                                           ===========  ===========  ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued..................................................................      64,148       49,182       59,205       78,976
  Redeemed................................................................    (268,945)    (259,858)    (611,749)    (594,961)
                                                                           -----------  -----------  -----------  -----------
  Net Increase (Decrease).................................................    (204,797)    (210,676)    (552,544)    (515,985)
                                                                           ===========  ===========  ===========  ===========
UNIT ACTIVITY CLASS B
  Issued..................................................................          --           --           --           --
  Redeemed................................................................          --           --           --           --
                                                                           -----------  -----------  -----------  -----------
  Net Increase (Decrease).................................................          --           --           --           --
                                                                           ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                    EQ/MONEY
                                                                                     MARKET*
                                                                           --------------------------
                                                                               2011          2010
                                                                           ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................ $   (577,690) $   (734,153)
  Net realized gain (loss) on investments.................................        7,982        17,948
  Change in unrealized appreciation (depreciation) of investments.........      (12,424)      (12,793)
                                                                           ------------  ------------
  Net Increase (decrease) in net assets from operations...................     (582,132)     (728,998)
                                                                           ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................    2,826,282     3,362,567
   Transfers between funds including guaranteed interest account, net.....    7,166,365     8,567,260
   Transfers for contract benefits and terminations.......................  (22,060,780)  (24,441,823)
   Contract maintenance charges...........................................      (13,900)      (16,774)
                                                                           ------------  ------------

  Net increase (decrease) in net assets from contractowners transactions..  (12,082,033)  (12,528,770)
                                                                           ------------  ------------

  Net increase (decrease) in amount retained by MONY America in Variable
   Account A..............................................................           --            --
                                                                           ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.........................................  (12,664,165)  (13,257,768)
NET ASSETS -- BEGINNING OF PERIOD.........................................   46,267,394    59,525,162
                                                                           ------------  ------------

NET ASSETS -- END OF PERIOD                                                $ 33,603,229  $ 46,267,394
                                                                           ============  ============

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued..................................................................    1,740,854     2,277,255
  Redeemed................................................................   (2,895,425)   (3,422,345)
                                                                           ------------  ------------
  Net Increase (Decrease).................................................   (1,154,571)   (1,145,090)
                                                                           ============  ============
UNIT ACTIVITY CLASS B
  Issued..................................................................           --            --
  Redeemed................................................................           --            --
                                                                           ------------  ------------
  Net Increase (Decrease).................................................           --            --
                                                                           ============  ============

                                                                              EQ/MONTAG & CALDWELL     EQ/MORGAN STANLEY MID CAP
                                                                                     GROWTH*                    GROWTH*
                                                                           --------------------------  ------------------------
                                                                               2011          2010          2011         2010
                                                                           ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................ $   (549,118) $   (599,489) $  (227,449) $  (203,331)
  Net realized gain (loss) on investments.................................      428,332      (945,734)   1,937,348     (121,536)
  Change in unrealized appreciation (depreciation) of investments.........      969,520     5,256,303   (3,001,333)   4,829,193
                                                                           ------------  ------------  -----------  -----------
  Net Increase (decrease) in net assets from operations...................      848,734     3,711,080   (1,291,434)   4,504,326
                                                                           ------------  ------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................      776,468     1,042,496      149,637      411,776
   Transfers between funds including guaranteed interest account, net.....   (2,439,274)   (2,714,582)     153,792      202,930
   Transfers for contract benefits and terminations.......................   (9,230,911)  (12,611,809)  (3,472,410)  (3,113,502)
   Contract maintenance charges...........................................       (4,413)       (5,144)      (2,459)      (2,706)
                                                                           ------------  ------------  -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions..  (10,898,130)  (14,289,039)  (3,171,440)  (2,501,502)
                                                                           ------------  ------------  -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable
   Account A..............................................................           --            --           --           --
                                                                           ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.........................................  (10,049,396)  (10,577,959)  (4,462,874)   2,002,824
NET ASSETS -- BEGINNING OF PERIOD.........................................   62,096,414    72,674,373   18,332,536   16,329,712
                                                                           ------------  ------------  -----------  -----------

NET ASSETS -- END OF PERIOD                                                $ 52,047,018  $ 62,096,414  $13,869,662  $18,332,536
                                                                           ============  ============  ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued..................................................................           --            --      165,023      141,579
  Redeemed................................................................           --            --     (400,424)    (377,942)
                                                                           ------------  ------------  -----------  -----------
  Net Increase (Decrease).................................................           --            --     (235,401)    (236,363)
                                                                           ============  ============  ===========  ===========
UNIT ACTIVITY CLASS B
  Issued..................................................................      121,037       197,269           --           --
  Redeemed................................................................   (1,111,959)   (1,614,592)          --           --
                                                                           ------------  ------------  -----------  -----------
  Net Increase (Decrease).................................................     (990,922)   (1,417,323)          --           --
                                                                           ============  ============  ===========  ===========

                                                                             EQ/PIMCO ULTRA SHORT
                                                                                     BOND*
                                                                           ------------------------
                                                                               2011         2010
                                                                           -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................ $  (135,385) $  (221,810)
  Net realized gain (loss) on investments.................................     (85,235)    (624,754)
  Change in unrealized appreciation (depreciation) of investments.........      14,473      734,102
                                                                           -----------  -----------
  Net Increase (decrease) in net assets from operations...................    (206,147)    (112,462)
                                                                           -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................     116,496      135,722
   Transfers between funds including guaranteed interest account, net.....    (506,567)  (1,457,406)
   Transfers for contract benefits and terminations.......................  (2,885,278)  (5,616,037)
   Contract maintenance charges...........................................      (1,844)      (2,522)
                                                                           -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions..  (3,277,193)  (6,940,243)
                                                                           -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable
   Account A..............................................................          --           --
                                                                           -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.........................................  (3,483,340)  (7,052,705)
NET ASSETS -- BEGINNING OF PERIOD.........................................  14,149,200   21,201,905
                                                                           -----------  -----------

NET ASSETS -- END OF PERIOD                                                $10,665,860  $14,149,200
                                                                           ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued..................................................................          --           --
  Redeemed................................................................          --           --
                                                                           -----------  -----------
  Net Increase (Decrease).................................................          --           --
                                                                           ===========  ===========
UNIT ACTIVITY CLASS B
  Issued..................................................................     101,041      105,528
  Redeemed................................................................    (371,915)    (670,000)
                                                                           -----------  -----------
  Net Increase (Decrease).................................................    (270,874)    (564,472)
                                                                           ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                         EQ/SMALL COMPANY
                                                                             EQ/QUALITY BOND PLUS*            INDEX*
                                                                           ------------------------  -----------------------
                                                                               2011         2010         2011        2010
                                                                           -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................ $   119,996  $ 1,528,293  $   (34,689) $  (22,267)
  Net realized gain (loss) on investments.................................    (306,689)      78,775       25,981    (376,488)
  Change in unrealized appreciation (depreciation) of investments.........     175,017     (725,908)    (238,146)  1,460,800
                                                                           -----------  -----------  -----------  ----------
  Net Increase (decrease) in net assets from operations...................     (11,676)     881,160     (246,854)  1,062,045
                                                                           -----------  -----------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................     168,817      186,956       70,954      45,908
   Transfers between funds including guaranteed interest account, net.....  (1,212,102)    (385,397)    (103,054)   (107,398)
   Transfers for contract benefits and terminations.......................  (2,532,577)  (3,509,699)    (943,998)   (851,492)
   Contract maintenance charges...........................................      (4,251)      (5,061)      (1,125)     (1,290)
                                                                           -----------  -----------  -----------  ----------

  Net increase (decrease) in net assets from contractowners transactions..  (3,580,113)  (3,713,201)    (977,223)   (914,272)
                                                                           -----------  -----------  -----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable
   Account A..............................................................          --           --           --          --
                                                                           -----------  -----------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.........................................  (3,591,789)  (2,832,041)  (1,224,077)    147,773
NET ASSETS -- BEGINNING OF PERIOD.........................................  16,327,965   19,160,006    5,092,355   4,944,582
                                                                           -----------  -----------  -----------  ----------

NET ASSETS -- END OF PERIOD                                                $12,736,176  $16,327,965  $ 3,868,278  $5,092,355
                                                                           ===========  ===========  ===========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued..................................................................          --           --        5,639       7,327
  Redeemed................................................................          --           --      (61,122)    (66,012)
                                                                           -----------  -----------  -----------  ----------
  Net Increase (Decrease).................................................          --           --      (55,483)    (58,685)
                                                                           ===========  ===========  ===========  ==========
UNIT ACTIVITY CLASS B
  Issued..................................................................      25,190       72,854           --          --
  Redeemed................................................................    (237,209)    (292,224)          --          --
                                                                           -----------  -----------  -----------  ----------
  Net Increase (Decrease).................................................    (212,019)    (219,370)          --          --
                                                                           ===========  ===========  ===========  ==========

                                                                               EQ/T. ROWE PRICE            EQ/UBS GROWTH
                                                                                 GROWTH STOCK*               & INCOME*
                                                                           ------------------------  ------------------------
                                                                               2011         2010         2011         2010
                                                                           -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................ $  (512,648) $  (520,346) $  (176,542) $  (202,310)
  Net realized gain (loss) on investments.................................     417,080   (2,976,439)      69,961     (419,712)
  Change in unrealized appreciation (depreciation) of investments.........  (1,096,266)   9,088,340     (889,218)   3,475,876
                                                                           -----------  -----------  -----------  -----------
  Net Increase (decrease) in net assets from operations...................  (1,191,834)   5,591,555     (995,799)   2,853,854
                                                                           -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................     366,619      538,567      276,402      387,972
   Transfers between funds including guaranteed interest account, net.....  (1,014,855)  (1,012,152)  (1,042,916)  (1,082,250)
   Transfers for contract benefits and terminations.......................  (4,545,857)  (5,660,348)  (4,489,890)  (4,551,000)
   Contract maintenance charges...........................................     (30,153)     (32,873)      (1,169)      (1,346)
                                                                           -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions..  (5,224,246)  (6,166,806)  (5,257,573)  (5,246,624)
                                                                           -----------  -----------  -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable
   Account A..............................................................          --           --           --           --
                                                                           -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.........................................  (6,416,080)    (575,251)  (6,253,372)  (2,392,770)
NET ASSETS -- BEGINNING OF PERIOD.........................................  42,644,574   43,219,825   26,767,163   29,159,933
                                                                           -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD                                                $36,228,494  $42,644,574  $20,513,791  $26,767,163
                                                                           ===========  ===========  ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued..................................................................          --           --           --           --
  Redeemed................................................................          --           --           --           --
                                                                           -----------  -----------  -----------  -----------
  Net Increase (Decrease).................................................          --           --           --           --
                                                                           ===========  ===========  ===========  ===========
UNIT ACTIVITY CLASS B
  Issued..................................................................      64,992       80,658       69,089       58,863
  Redeemed................................................................    (378,454)    (492,750)    (549,684)    (571,211)
                                                                           -----------  -----------  -----------  -----------
  Net Increase (Decrease).................................................    (313,462)    (412,092)    (480,595)    (512,348)
                                                                           ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                         FIDELITY(R) VIP
                                                                                     CONTRAFUND(R) PORTFOLIO
                                                                                    ------------------------
                                                                                        2011         2010
                                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..................................................... $  (116,764) $  (106,937)
  Net realized gain (loss) on investments..........................................  (1,611,642)  (3,441,027)
  Change in unrealized appreciation (depreciation) of investments..................     910,327    7,212,506
                                                                                    -----------  -----------
  Net Increase (decrease) in net assets from operations............................    (818,079)   3,664,542
                                                                                    -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...........................................     692,792    1,143,833
   Transfers between funds including guaranteed interest account, net..............    (803,012)  (1,642,712)
   Transfers for contract benefits and terminations................................  (4,545,794)  (4,824,321)
   Contract maintenance charges....................................................          --           --
                                                                                    -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions...........  (4,656,014)  (5,323,200)
                                                                                    -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A.      50,000      (49,999)
                                                                                    -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..................................................  (5,424,093)  (1,708,657)
NET ASSETS -- BEGINNING OF PERIOD..................................................  26,276,319   27,984,976
                                                                                    -----------  -----------

NET ASSETS -- END OF PERIOD                                                         $20,852,226  $26,276,319
                                                                                    ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued...........................................................................          --           --
  Redeemed.........................................................................          --           --
                                                                                    -----------  -----------
  Net Increase (Decrease)..........................................................          --           --
                                                                                    ===========  ===========
UNIT ACTIVITY SERIES I
  Issued...........................................................................          --           --
  Redeemed.........................................................................          --           --
                                                                                    -----------  -----------
  Net Increase (Decrease)..........................................................          --           --
                                                                                    ===========  ===========
UNIT ACTIVITY SERVICE CLASS
  Issued...........................................................................     103,877      122,486
  Redeemed.........................................................................    (422,285)    (536,611)
                                                                                    -----------  -----------
  Net Increase (Decrease)..........................................................    (318,408)    (414,125)
                                                                                    ===========  ===========

                                                                                         FRANKLIN INCOME
                                                                                         SECURITIES FUND
                                                                                    ------------------------
                                                                                        2011         2010
                                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..................................................... $ 1,249,710  $ 1,703,118
  Net realized gain (loss) on investments..........................................  (1,852,353)  (1,450,487)
  Change in unrealized appreciation (depreciation) of investments..................     844,295    3,132,983
                                                                                    -----------  -----------
  Net Increase (decrease) in net assets from operations............................     241,652    3,385,614
                                                                                    -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...........................................     346,014      560,168
   Transfers between funds including guaranteed interest account, net..............  (1,926,658)    (295,803)
   Transfers for contract benefits and terminations................................  (6,801,622)  (6,871,255)
   Contract maintenance charges....................................................      (4,314)      (5,301)
                                                                                    -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions...........  (8,386,580)  (6,612,191)
                                                                                    -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A.          25          (24)
                                                                                    -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..................................................  (8,144,903)  (3,226,601)
NET ASSETS -- BEGINNING OF PERIOD..................................................  32,546,920   35,773,521
                                                                                    -----------  -----------

NET ASSETS -- END OF PERIOD                                                         $24,402,017  $32,546,920
                                                                                    ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued...........................................................................      87,176      127,782
  Redeemed.........................................................................    (594,843)    (564,045)
                                                                                    -----------  -----------
  Net Increase (Decrease)..........................................................    (507,667)    (436,263)
                                                                                    ===========  ===========
UNIT ACTIVITY SERIES I
  Issued...........................................................................          --           --
  Redeemed.........................................................................          --           --
                                                                                    -----------  -----------
  Net Increase (Decrease)..........................................................          --           --
                                                                                    ===========  ===========
UNIT ACTIVITY SERVICE CLASS
  Issued...........................................................................          --           --
  Redeemed.........................................................................          --           --
                                                                                    -----------  -----------
  Net Increase (Decrease)..........................................................          --           --
                                                                                    ===========  ===========

                                                                                        FRANKLIN RISING      INVESCO V.I.
                                                                                      DIVIDENDS SECURITIES     DIVIDEND
                                                                                              FUND           GROWTH FUND
                                                                                    -----------------------  ------------
                                                                                        2011        2010     2011 (A) (C)
                                                                                    -----------  ----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..................................................... $    (7,798) $   (2,543)  $  (9,724)
  Net realized gain (loss) on investments..........................................     (91,422)   (215,205)   (131,277)
  Change in unrealized appreciation (depreciation) of investments..................     395,206   1,348,079     (22,551)
                                                                                    -----------  ----------   ---------
  Net Increase (decrease) in net assets from operations............................     295,986   1,130,331    (163,552)
                                                                                    -----------  ----------   ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...........................................     288,783     118,950       5,966
   Transfers between funds including guaranteed interest account, net..............     964,100     624,260     995,103
   Transfers for contract benefits and terminations................................  (1,419,888)   (969,280)   (184,362)
   Contract maintenance charges....................................................        (915)       (970)        (94)
                                                                                    -----------  ----------   ---------

  Net increase (decrease) in net assets from contractowners transactions...........    (167,920)   (227,040)    816,613
                                                                                    -----------  ----------   ---------

  Net increase (decrease) in amount retained by MONY America in Variable Account A.          --          --         (48)
                                                                                    -----------  ----------   ---------

INCREASE (DECREASE) IN NET ASSETS..................................................     128,066     903,291     653,013
NET ASSETS -- BEGINNING OF PERIOD..................................................   7,152,994   6,249,703          --
                                                                                    -----------  ----------   ---------

NET ASSETS -- END OF PERIOD                                                         $ 7,281,060  $7,152,994   $ 653,013
                                                                                    ===========  ==========   =========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued...........................................................................     119,132      84,751          --
  Redeemed.........................................................................    (131,541)   (103,386)         --
                                                                                    -----------  ----------   ---------
  Net Increase (Decrease)..........................................................     (12,409)    (18,635)         --
                                                                                    ===========  ==========   =========
UNIT ACTIVITY SERIES I
  Issued...........................................................................          --          --     182,332
  Redeemed.........................................................................          --          --     (61,100)
                                                                                    -----------  ----------   ---------
  Net Increase (Decrease)..........................................................          --          --     121,232
                                                                                    ===========  ==========   =========
UNIT ACTIVITY SERVICE CLASS
  Issued...........................................................................          --          --          --
  Redeemed.........................................................................          --          --          --
                                                                                    -----------  ----------   ---------
  Net Increase (Decrease)..........................................................          --          --          --
                                                                                    ===========  ==========   =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                             INVESCO V.I. GLOBAL        INVESCO V.I.
                                                                              HEALTH CARE FUND         TECHNOLOGY FUND
                                                                           ----------------------  ----------------------
                                                                              2011        2010        2011        2010
                                                                           ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................ $  (40,797) $  (45,204) $  (19,212) $  (19,849)
  Net realized gain (loss) on investments.................................    (34,176)   (223,954)    183,723       3,448
  Change in unrealized appreciation (depreciation) of investments.........    122,254     325,512    (261,025)    212,679
                                                                           ----------  ----------  ----------  ----------
  Net Increase (decrease) in net assets from operations...................     47,281      56,354     (96,514)    196,278
                                                                           ----------  ----------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................     17,480      25,929      23,603      42,925
   Transfers between funds including guaranteed interest account, net.....    142,324     (64,148)    266,835     100,205
   Transfers for contract benefits and terminations.......................   (427,600)   (600,643)   (348,978)   (286,322)
   Contract maintenance charges...........................................       (405)       (451)       (280)       (297)
                                                                           ----------  ----------  ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions..   (268,201)   (639,313)    (58,820)   (143,489)
                                                                           ----------  ----------  ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable
   Account A..............................................................         --          --          --          --
                                                                           ----------  ----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.........................................   (220,920)   (582,959)   (155,334)     52,789
NET ASSETS -- BEGINNING OF PERIOD.........................................  2,249,206   2,832,165   1,298,989   1,246,200
                                                                           ----------  ----------  ----------  ----------

NET ASSETS -- END OF PERIOD............................................... $2,028,286  $2,249,206  $1,143,655  $1,298,989
                                                                           ==========  ==========  ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued..................................................................         --          --          --          --
  Redeemed................................................................         --          --          --          --
                                                                           ----------  ----------  ----------  ----------
  Net Increase (Decrease).................................................         --          --          --          --
                                                                           ==========  ==========  ==========  ==========
UNIT ACTIVITY SERIES I
  Issued..................................................................     17,383       8,589      61,790      43,600
  Redeemed................................................................    (39,535)    (65,906)    (68,063)    (61,754)
                                                                           ----------  ----------  ----------  ----------
  Net Increase (Decrease).................................................    (22,152)    (57,317)     (6,273)    (18,154)
                                                                           ==========  ==========  ==========  ==========

                                                                             INVESCO VAN KAMPEN
                                                                              V.I. GLOBAL VALUE       JANUS ASPEN SERIES
                                                                                 EQUITY FUND          BALANCED PORTFOLIO
                                                                           ----------------------  ------------------------
                                                                              2011        2010         2011         2010
                                                                           ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................ $   38,398  $    7,416  $   180,529  $   268,663
  Net realized gain (loss) on investments.................................   (305,988)   (730,441)   1,451,081    1,075,372
  Change in unrealized appreciation (depreciation) of investments.........     23,433     928,431   (1,549,417)     (75,254)
                                                                           ----------  ----------  -----------  -----------
  Net Increase (decrease) in net assets from operations...................   (244,157)    205,406       82,193    1,268,781
                                                                           ----------  ----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................     22,079      61,466      153,377      218,565
   Transfers between funds including guaranteed interest account, net.....    (32,382)   (127,372)    (408,048)    (554,315)
   Transfers for contract benefits and terminations.......................   (675,259)   (424,699)  (2,447,549)  (3,885,643)
   Contract maintenance charges...........................................       (388)       (462)          --           --
                                                                           ----------  ----------  -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions..   (685,950)   (491,067)  (2,702,220)  (4,221,393)
                                                                           ----------  ----------  -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable
   Account A..............................................................         --          --           --           --
                                                                           ----------  ----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.........................................   (930,107)   (285,661)  (2,620,027)  (2,952,612)
NET ASSETS -- BEGINNING OF PERIOD.........................................  2,452,633   2,738,294   18,391,940   21,344,552
                                                                           ----------  ----------  -----------  -----------

NET ASSETS -- END OF PERIOD............................................... $1,522,526  $2,452,633  $15,771,913  $18,391,940
                                                                           ==========  ==========  ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued..................................................................         --          --       54,958       44,745
  Redeemed................................................................         --          --     (226,503)    (330,229)
                                                                           ----------  ----------  -----------  -----------
  Net Increase (Decrease).................................................         --          --     (171,545)    (285,484)
                                                                           ==========  ==========  ===========  ===========
UNIT ACTIVITY SERIES I
  Issued..................................................................     11,431      16,095           --           --
  Redeemed................................................................    (77,172)    (65,055)          --           --
                                                                           ----------  ----------  -----------  -----------
  Net Increase (Decrease).................................................    (65,741)    (48,960)          --           --
                                                                           ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                              JANUS ASPEN SERIES     JANUS ASPEN SERIES FORTY
                                                                             ENTERPRISE PORTFOLIO            PORTFOLIO
                                                                           ------------------------  ------------------------
                                                                               2011         2010         2011         2010
                                                                           -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................ $  (150,241) $  (150,292) $  (190,138) $  (253,725)
  Net realized gain (loss) on investments.................................    (200,430)  (1,154,225)     288,960    1,771,404
  Change in unrealized appreciation (depreciation) of investments.........      92,645    3,834,118   (1,458,036)    (647,987)
                                                                           -----------  -----------  -----------  -----------
  Net Increase (decrease) in net assets from operations...................    (258,026)   2,529,601   (1,359,214)     869,692
                                                                           -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................     105,483      168,088      167,649      236,370
   Transfers between funds including guaranteed interest account, net.....    (416,086)    (586,807)  (1,638,053)  (1,058,192)
   Transfers for contract benefits and terminations.......................  (1,779,042)  (2,240,498)  (3,237,710)  (4,551,176)
   Contract maintenance charges...........................................          --           --       (1,139)      (1,545)
                                                                           -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions..  (2,089,645)  (2,659,217)  (4,709,253)  (5,374,543)
                                                                           -----------  -----------  -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable
   Account A..............................................................          --           --           --           --
                                                                           -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.........................................  (2,347,671)    (129,616)  (6,068,467)  (4,504,851)
NET ASSETS -- BEGINNING OF PERIOD.........................................  12,224,839   12,354,455   20,159,800   24,664,651
                                                                           -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD............................................... $ 9,877,168  $12,224,839  $14,091,333  $20,159,800
                                                                           ===========  ===========  ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued..................................................................      24,801       40,295       20,086       51,008
  Redeemed................................................................    (216,366)    (328,631)    (217,691)    (329,806)
                                                                           -----------  -----------  -----------  -----------
  Net Increase (Decrease).................................................    (191,565)    (288,336)    (197,605)    (278,798)
                                                                           ===========  ===========  ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued..................................................................          --           --       12,913       49,524
  Redeemed................................................................          --           --     (161,009)    (192,614)
                                                                           -----------  -----------  -----------  -----------
  Net Increase (Decrease).................................................          --           --     (148,096)    (143,090)
                                                                           ===========  ===========  ===========  ===========

                                                                               JANUS ASPEN SERIES        JANUS ASPEN SERIES
                                                                               OVERSEAS PORTFOLIO        WORLDWIDE PORTFOLIO
                                                                           -------------------------  ------------------------
                                                                               2011          2010         2011         2010
                                                                           ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................ $   (277,645) $  (317,442) $   (75,159) $   (83,814)
  Net realized gain (loss) on investments.................................      (71,262)   2,362,729      541,057   (1,231,020)
  Change in unrealized appreciation (depreciation) of investments.........   (7,323,186)   3,462,968   (1,857,513)   2,755,337
                                                                           ------------  -----------  -----------  -----------
  Net Increase (decrease) in net assets from operations...................   (7,672,093)   5,508,255   (1,391,615)   1,440,503
                                                                           ------------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................      204,644      316,801      117,644      177,319
   Transfers between funds including guaranteed interest account, net.....   (2,397,319)    (822,248)    (671,928)    (709,264)
   Transfers for contract benefits and terminations.......................   (4,834,392)  (4,551,092)  (1,460,289)  (1,904,457)
   Contract maintenance charges...........................................       (4,850)      (6,232)          --           --
                                                                           ------------  -----------  -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions..   (7,031,917)  (5,062,771)  (2,014,573)  (2,436,402)
                                                                           ------------  -----------  -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable
   Account A..............................................................           --           --           --           --
                                                                           ------------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.........................................  (14,704,010)     445,484   (3,406,188)    (995,899)
NET ASSETS -- BEGINNING OF PERIOD.........................................   27,698,627   27,253,143   11,079,718   12,075,617
                                                                           ------------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD............................................... $ 12,994,617  $27,698,627  $ 7,673,530  $11,079,718
                                                                           ============  ===========  ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued..................................................................           --           --       21,674       38,583
  Redeemed................................................................           --           --     (246,339)    (334,896)
                                                                           ------------  -----------  -----------  -----------
  Net Increase (Decrease).................................................           --           --     (224,665)    (296,313)
                                                                           ============  ===========  ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued..................................................................       36,221       55,611           --           --
  Redeemed................................................................     (321,852)    (258,622)          --           --
                                                                           ------------  -----------  -----------  -----------
  Net Increase (Decrease).................................................     (285,631)    (203,011)          --           --
                                                                           ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                        MULTIMANAGER MULTI-
                                                                            MFS(R) UTILITIES SERIES        SECTOR BOND*
                                                                           ------------------------  ------------------------
                                                                               2011         2010         2011         2010
                                                                           -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................ $   109,031  $   126,665  $   151,527  $    96,925
  Net realized gain (loss) on investments.................................    (371,529)    (838,918)  (1,082,473)    (972,930)
  Change in unrealized appreciation (depreciation) of investments.........     590,269    1,455,646    1,213,063    1,345,570
                                                                           -----------  -----------  -----------  -----------
  Net Increase (decrease) in net assets from operations...................     327,771      743,393      282,117      469,565
                                                                           -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................      68,896       84,714       70,395      168,429
   Transfers between funds including guaranteed interest account, net.....     686,351     (483,927)     180,871      443,462
   Transfers for contract benefits and terminations.......................  (1,444,341)  (1,602,261)  (2,363,246)  (1,715,545)
   Contract maintenance charges...........................................      (1,361)      (1,480)      (1,544)      (1,867)
                                                                           -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions..    (690,455)  (2,002,954)  (2,113,524)  (1,105,521)
                                                                           -----------  -----------  -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable
   Account A..............................................................          --           --           --           --
                                                                           -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.........................................    (362,684)  (1,259,561)  (1,831,407)    (635,956)
NET ASSETS -- BEGINNING OF PERIOD.........................................   6,695,839    7,955,400    8,412,968    9,048,924
                                                                           -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD............................................... $ 6,333,155  $ 6,695,839  $ 6,581,561  $ 8,412,968
                                                                           ===========  ===========  ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued..................................................................          --           --       69,170       82,061
  Redeemed................................................................          --           --     (234,662)    (171,825)
                                                                           -----------  -----------  -----------  -----------
  Net Increase (Decrease).................................................          --           --     (165,492)     (89,764)
                                                                           ===========  ===========  ===========  ===========
UNIT ACTIVITY CLASS B
  Issued..................................................................          --           --           --           --
  Redeemed................................................................          --           --           --           --
                                                                           -----------  -----------  -----------  -----------
  Net Increase (Decrease).................................................          --           --           --           --
                                                                           ===========  ===========  ===========  ===========
UNIT ACTIVITY INITIAL SHARES
  Issued..................................................................      40,960       10,942           --           --
  Redeemed................................................................     (67,944)    (101,768)          --           --
                                                                           -----------  -----------  -----------  -----------
  Net Increase (Decrease).................................................     (26,984)     (90,826)          --           --
                                                                           ===========  ===========  ===========  ===========
UNIT ACTIVITY SERVICE CLASS
  Issued..................................................................          --           --           --           --
  Redeemed................................................................          --           --           --           --
                                                                           -----------  -----------  -----------  -----------
  Net Increase (Decrease).................................................          --           --           --           --
                                                                           ===========  ===========  ===========  ===========

                                                                              MULTIMANAGER SMALL        OPPENHEIMER GLOBAL
                                                                                  CAP GROWTH*           SECURITIES FUND/VA
                                                                           ------------------------  ------------------------
                                                                               2011         2010         2011         2010
                                                                           -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................ $  (233,319) $  (262,093) $   (56,375) $   (32,692)
  Net realized gain (loss) on investments.................................     107,103      223,414     (667,913)  (1,313,982)
  Change in unrealized appreciation (depreciation) of investments.........  (2,603,586)   4,035,027     (519,886)   3,199,903
                                                                           -----------  -----------  -----------  -----------
  Net Increase (decrease) in net assets from operations...................  (2,729,802)   3,996,348   (1,244,174)   1,853,229
                                                                           -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................     334,925      248,815      189,651      183,030
   Transfers between funds including guaranteed interest account, net.....    (716,822)    (715,834)    (261,874)    (760,502)
   Transfers for contract benefits and terminations.......................  (2,761,800)  (3,700,847)  (2,746,615)  (3,275,927)
   Contract maintenance charges...........................................      (1,719)      (1,933)      (1,858)      (2,141)
                                                                           -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions..  (3,145,416)  (4,169,799)  (2,820,696)  (3,855,540)
                                                                           -----------  -----------  -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable
   Account A..............................................................          --           --           --           --
                                                                           -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.........................................  (5,875,218)    (173,451)  (4,064,870)  (2,002,311)
NET ASSETS -- BEGINNING OF PERIOD.........................................  18,309,408   18,482,859   14,462,967   16,465,278
                                                                           -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD............................................... $12,434,190  $18,309,408  $10,398,097  $14,462,967
                                                                           ===========  ===========  ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued..................................................................          --           --           --           --
  Redeemed................................................................          --           --           --           --
                                                                           -----------  -----------  -----------  -----------
  Net Increase (Decrease).................................................          --           --           --           --
                                                                           ===========  ===========  ===========  ===========
UNIT ACTIVITY CLASS B
  Issued..................................................................      67,425       64,769           --           --
  Redeemed................................................................    (301,603)    (390,411)          --           --
                                                                           -----------  -----------  -----------  -----------
  Net Increase (Decrease).................................................    (234,178)    (325,642)          --           --
                                                                           ===========  ===========  ===========  ===========
UNIT ACTIVITY INITIAL SHARES
  Issued..................................................................          --           --           --           --
  Redeemed................................................................          --           --           --           --
                                                                           -----------  -----------  -----------  -----------
  Net Increase (Decrease).................................................          --           --           --           --
                                                                           ===========  ===========  ===========  ===========
UNIT ACTIVITY SERVICE CLASS
  Issued..................................................................          --           --       37,471       49,661
  Redeemed................................................................          --           --     (183,130)    (264,153)
                                                                           -----------  -----------  -----------  -----------
  Net Increase (Decrease).................................................          --           --     (145,659)    (214,492)
                                                                           ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                         PIMCO VARIABLE
                                                                                     INSURANCE TRUST GLOBAL
                                                                                         BOND PORTFOLIO
                                                                                           (UNHEDGED)
                                                                                    ------------------------
                                                                                        2011         2010
                                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..................................................... $   129,504  $   432,142
  Net realized gain (loss) on investments..........................................     788,831      337,231
  Change in unrealized appreciation (depreciation) of investments..................    (159,872)     660,402
                                                                                    -----------  -----------
  Net Increase (decrease) in net assets from operations............................     758,463    1,429,775
                                                                                    -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...........................................     146,129      191,698
   Transfers between funds including guaranteed interest account, net..............     906,475      179,793
   Transfers for contract benefits and terminations................................  (3,859,394)  (4,361,480)
   Contract maintenance charges....................................................      (1,931)      (2,264)
                                                                                    -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions...........  (2,808,721)  (3,992,253)
                                                                                    -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A.          --           --
                                                                                    -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..................................................  (2,050,258)  (2,562,478)
NET ASSETS -- BEGINNING OF PERIOD..................................................  13,626,588   16,189,066
                                                                                    -----------  -----------
NET ASSETS -- END OF PERIOD........................................................ $11,576,330  $13,626,588
                                                                                    ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
  Issued...........................................................................     107,604      107,690
  Redeemed.........................................................................    (252,308)    (334,144)
                                                                                    -----------  -----------
  Net Increase (Decrease)..........................................................    (144,704)    (226,454)
                                                                                    ===========  ===========
UNIT ACTIVITY COMMON SHARES
  Issued...........................................................................          --           --
  Redeemed.........................................................................          --           --
                                                                                    -----------  -----------
  Net Increase (Decrease)..........................................................          --           --
                                                                                    ===========  ===========



                                                                                       PROFUND VP BEAR
                                                                                    --------------------
                                                                                       2011       2010
                                                                                    ---------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..................................................... $  (4,117) $  (8,053)
  Net realized gain (loss) on investments..........................................  (101,173)  (169,961)
  Change in unrealized appreciation (depreciation) of investments..................    64,039     44,242
                                                                                    ---------  ---------
  Net Increase (decrease) in net assets from operations............................   (41,251)  (133,772)
                                                                                    ---------  ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...........................................       127        852
   Transfers between funds including guaranteed interest account, net..............   (57,524)   181,202
   Transfers for contract benefits and terminations................................   (25,533)  (222,900)
   Contract maintenance charges....................................................       (69)       (87)
                                                                                    ---------  ---------

  Net increase (decrease) in net assets from contractowners transactions...........   (82,999)   (40,933)
                                                                                    ---------  ---------

  Net increase (decrease) in amount retained by MONY America in Variable Account A.        --         --
                                                                                    ---------  ---------

INCREASE (DECREASE) IN NET ASSETS..................................................  (124,250)  (174,705)
NET ASSETS -- BEGINNING OF PERIOD..................................................   362,217    536,922
                                                                                    ---------  ---------
NET ASSETS -- END OF PERIOD........................................................ $ 237,967  $ 362,217
                                                                                    =========  =========

CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
  Issued...........................................................................        --         --
  Redeemed.........................................................................        --         --
                                                                                    ---------  ---------
  Net Increase (Decrease)..........................................................        --         --
                                                                                    =========  =========
UNIT ACTIVITY COMMON SHARES
  Issued...........................................................................   176,295    242,185
  Redeemed.........................................................................  (195,743)  (256,103)
                                                                                    ---------  ---------
  Net Increase (Decrease)..........................................................   (19,448)   (13,918)
                                                                                    =========  =========


                                                                                        PROFUND VP RISING
                                                                                        RATES OPPORTUNITY
                                                                                    ------------------------
                                                                                        2011         2010
                                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..................................................... $   (35,135) $   (52,803)
  Net realized gain (loss) on investments..........................................  (3,205,266)    (226,017)
  Change in unrealized appreciation (depreciation) of investments..................   2,086,799     (533,052)
                                                                                    -----------  -----------
  Net Increase (decrease) in net assets from operations............................  (1,153,602)    (811,872)
                                                                                    -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...........................................       5,397       45,097
   Transfers between funds including guaranteed interest account, net..............  (1,876,608)     (55,901)
   Transfers for contract benefits and terminations................................     (98,737)    (246,750)
   Contract maintenance charges....................................................        (187)        (277)
                                                                                    -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions...........  (1,970,135)    (257,831)
                                                                                    -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A.         (20)          19
                                                                                    -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..................................................  (3,123,757)  (1,069,684)
NET ASSETS -- BEGINNING OF PERIOD..................................................   3,675,442    4,745,126
                                                                                    -----------  -----------
NET ASSETS -- END OF PERIOD........................................................ $   551,685  $ 3,675,442
                                                                                    ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
  Issued...........................................................................          --           --
  Redeemed.........................................................................          --           --
                                                                                    -----------  -----------
  Net Increase (Decrease)..........................................................          --           --
                                                                                    ===========  ===========
UNIT ACTIVITY COMMON SHARES
  Issued...........................................................................      56,225       68,566
  Redeemed.........................................................................    (537,268)    (116,645)
                                                                                    -----------  -----------
  Net Increase (Decrease)..........................................................    (481,043)     (48,079)
                                                                                    ===========  ===========



                                                                                     PROFUND VP ULTRABULL
                                                                                    ----------------------
                                                                                       2011        2010
                                                                                    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..................................................... $  (49,142) $  (49,196)
  Net realized gain (loss) on investments..........................................    421,213    (604,674)
  Change in unrealized appreciation (depreciation) of investments..................   (528,572)  1,130,242
                                                                                    ----------  ----------
  Net Increase (decrease) in net assets from operations............................   (156,501)    476,372
                                                                                    ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...........................................  1,123,837      83,986
   Transfers between funds including guaranteed interest account, net..............   (379,141)   (509,248)
   Transfers for contract benefits and terminations................................   (293,010)   (426,559)
   Contract maintenance charges....................................................       (293)       (290)
                                                                                    ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions...........    451,393    (852,111)
                                                                                    ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A.         --          --
                                                                                    ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..................................................    294,892    (375,739)
NET ASSETS -- BEGINNING OF PERIOD..................................................  3,000,222   3,375,961
                                                                                    ----------  ----------
NET ASSETS -- END OF PERIOD........................................................ $3,295,114  $3,000,222
                                                                                    ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
  Issued...........................................................................         --          --
  Redeemed.........................................................................         --          --
                                                                                    ----------  ----------
  Net Increase (Decrease)..........................................................         --          --
                                                                                    ==========  ==========
UNIT ACTIVITY COMMON SHARES
  Issued...........................................................................    370,789     217,974
  Redeemed.........................................................................   (316,098)   (318,707)
                                                                                    ----------  ----------
  Net Increase (Decrease)..........................................................     54,691    (100,733)
                                                                                    ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(a)Invesco V.I. Dividend Growth Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011. (See Note 6)
(b)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011. (See Note 6)
(c)Units were made available for sale on May 2, 2011.
(d)Units were made available for sale on May 23, 2011.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2011

1. Organization

   MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Financial.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity Policies, which include MONYMaster, MONY Value Master, MONY Custom Master and MONY Variable Annuity (collectively, the "Variable Annuity Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY.

   The Variable Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, and ProFunds (collectively, the "Funds" or the "Trusts"). The Funds are registered under the 1940 Act as open-end, management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. As used herein, the "Funds" or the "Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Variable Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Dividend Growth Fund
 .   Invesco V.I. Global Health Care Fund
 .   Invesco V.I. Technology Fund
 .   Invesco Van Kampen V.I. Global Value Equity Fund

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Multimanager Multi-Sector Bond
 .   Multimanager Small Cap Growth

     DREYFUS STOCK INDEX FUND, INC.
 .   Dreyfus Stock Index Fund, Inc.

     EQ ADVISORS TRUST*
 .   All Asset Allocation
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Core Bond Index
 .   EQ/Equity Growth PLUS
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Multi-Sector Equity
 .   EQ/Intermediate Government Bond Index
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/MFS International Growth/(1)/
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market
 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/UBS Growth & Income

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Contrafund(R) Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Franklin Income Securities Fund
 .   Franklin Rising Dividends Securities Fund

     JANUS ASPEN SERIES
 .   Janus Aspen Series Balanced Portfolio
 .   Janus Aspen Series Enterprise Portfolio
 .   Janus Aspen Series Forty Portfolio
 .   Janus Aspen Series Overseas Portfolio
 .   Janus Aspen Series Worldwide Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
 .   Oppenheimer Global Securities Fund/VA

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

1. Organization (Concluded)

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged)
     PROFUNDS
 .   ProFund VP Bear
 .   ProFund VP Rising Rates Opportunity
 .   ProFund VP UltraBull

  (1)Formerly known as EQ/International Growth
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 4 of these financial statements.

   Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from those of MONY America. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Annuity Policies will not be charged with liabilities arising out of other business MONY America may conduct.

   The amount retained by MONY America in the Variable Account arises primarily from (1) contributions from MONY America, (2) mortality and expense charges, administrative charges accumulated in the Variable Account, and (3) that portion, determined ratably, of the Variable Account's investment results applicable to those assets in the Variable Account in excess of the net assets, attributable to accumulation of units. Amounts retained by MONY America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by MONY America in the Variable Account may be transferred at any time by MONY America to its General Account ("General Account").

   Each of the variable investment options of the Variable Account bears indirect exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Funds, which are distributed by MONY America to the Contractowners of the Variable Investment of Options of the Variable Account.

   In the normal course of business, MONY America on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Variable Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Recent Accounting Standards:

   In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Variable Accounts' financial statements and disclosures.

   Investments:

   Investments are made in shares of the Funds and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Funds using the fair value of the underlying assets of each Portfolio less liabilities.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

2. Significant Accounting Policies (Concluded)


   Investment Transactions and Investment Income:

   Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gain and losses on the redemptions of investments in the Funds (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions.

   Due to and Due From:

   Receivable/payable for policy-related transactions represent amount due to/from MONY America's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

   Contract Payments and Transfers:

   Payments received from Contractowners represent Contractowners contributions under the Variable Annuity Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes.

   Transfers between funds including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among funds including permitted transfers to and from the guaranteed interest account with market value adjustment. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. MONY America is required by state insurance law to set aside additional assets in MONY America's General Account to provide for other policy benefits. MONY America's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Variable Annuity Policies. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Variable Annuity Policies.

   Taxes:

   The operations of the Variable Account are included in the federal income tax return of MONY America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Annuity Policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by MONY America is expected to affect the unit values of Variable Annuity Policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY America retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

3. Fair Value Disclosures (Concluded)


   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Variable Account have been classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

4. Expenses and Related Party Transactions

   Investment Manager and Advisors:

   The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of the Funds. Shares are offered by the Funds at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Fund expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Fund. The Rule12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charged by the Variable Investment Options offered by non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Funds and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options. Effective January 1, 2012, Class A units of the Variable Investment Options will be charged a 12b-1 fee.

   AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of Portfolios of EQAT and VIP. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.06% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Small Cap Growth and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value PLUS and EQ/Quality Bond PLUS.
   AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   Contract Distribution and Principal Underwriter:

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Variable Annuity Policies and the Variable Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Variable Annuity Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

4. Expenses and Related Party Transactions (Concluded)

   payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Annuity Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.

5. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                                   PURCHASES     SALES
                                                  ----------- -----------
All Asset Allocation............................. $ 7,459,650 $24,227,559
AXA Aggressive Allocation........................     647,818     545,907
AXA Conservative Allocation......................   1,434,629   2,009,534
AXA Conservative-Plus Allocation.................     818,699   1,565,485
AXA Moderate Allocation..........................   3,333,809   5,252,936
AXA Moderate-Plus Allocation.....................   1,845,858   3,914,648
Dreyfus Stock Index Fund, Inc....................   1,447,825   4,530,308
EQ/AllianceBernstein Small Cap Growth............     437,265   1,035,481
EQ/BlackRock Basic Value Equity..................     787,490   2,752,800
EQ/Boston Advisors Equity Income.................     641,346   4,156,802
EQ/Calvert Socially Responsible..................      52,451     441,566
EQ/Capital Guardian Research.....................     402,199   1,756,408
EQ/Core Bond Index...............................   3,388,431  17,265,750
EQ/Equity Growth PLUS............................     215,623   1,841,148
EQ/GAMCO Mergers and Acquisitions................     372,677   1,082,437
EQ/GAMCO Small Company Value.....................   6,044,775  28,811,855
EQ/Global Multi-Sector Equity....................     445,473   2,194,847
EQ/Intermediate Government Bond Index............   1,599,992   8,066,408
EQ/Large Cap Value Index.........................  18,513,555   2,893,228
EQ/Large Cap Value PLUS..........................     290,437     937,845
EQ/MFS International Growth......................   1,042,591   2,881,236
EQ/Mid Cap Index.................................   1,025,296   3,905,434
EQ/Mid Cap Value PLUS............................   1,008,628   8,413,741
EQ/Money Market..................................  18,356,522  31,016,245
EQ/Montag & Caldwell Growth......................   1,604,969  13,052,217
EQ/Morgan Stanley Mid Cap Growth.................   3,500,084   5,824,603
EQ/PIMCO Ultra Short Bond........................   1,298,537   4,711,115
EQ/Quality Bond PLUS.............................     762,301   4,222,418
EQ/Small Company Index...........................     522,141   1,176,749
EQ/T. Rowe Price Growth Stock....................   1,020,166   6,757,060
EQ/UBS Growth & Income...........................     939,690   6,373,805
Fidelity(R) VIP Contrafund(R) Portfolio..........   1,725,038   6,497,816
Franklin Income Securities Fund..................   3,165,939  10,302,809
Franklin Rising Dividends Securities Fund........   1,858,409   2,034,127
Invesco V.I. Dividend Growth Fund................   1,054,336     247,495
Invesco V.I. Global Health Care Fund.............     219,997     528,995
Invesco V.I. Technology Fund.....................     631,963     709,995
Invesco Van Kampen V.I. Global Value Equity Fund.     189,286     836,838
Janus Aspen Series Balanced Portfolio............   2,175,849   3,801,801
Janus Aspen Series Enterprise Portfolio..........     267,731   2,507,617
Janus Aspen Series Forty Portfolio...............     499,813   5,399,204
Janus Aspen Series Overseas Portfolio............   1,229,273   8,334,710
Janus Aspen Series Worldwide Portfolio...........     245,508   2,335,240
MFS(R) Utilities Series..........................   1,271,692   1,853,116
Multimanager Multi-Sector Bond...................   1,144,773   3,106,770
Multimanager Small Cap Growth....................     982,342   4,361,077

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

5. Purchases and Sales of Investments (Concluded)

                                                                 PURCHASES    SALES
                                                                 ---------- ----------
Oppenheimer Global Securities Fund/VA........................... $  887,915 $3,764,986
PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged).  2,647,076  5,063,593
ProFund VP Bear.................................................    853,392    940,508
ProFund VP Rising Rates Opportunity.............................    285,173  2,290,443
ProFund VP UltraBull............................................  4,042,717  3,418,816

6. Reorganizations

   In 2011, several fund reorganizations occurred within EQAT. The corresponding reorganizations occurred within the Variable Investment Options of the Variable Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives. In May 2011, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQAT (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQAT (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, these reorganizations were treated as mergers.

   In 2011, a fund reorganization occurred within AIM Variable Insurance Funds (Invesco Variable Insurance Funds), impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by Invesco. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Invesco V.I. Dividend Growth Fund. On April 29, 2011, Invesco V.I. Financial Services Fund exchanged all of their assets and liabilities for equivalent interests in Invesco V.I. Dividend Growth Fund. For accounting purposes, the reorganization which occurred in 2011 was treated as a merger. In 2010, there were no reorganizations made within the Funds of the Variable Account.

--------------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/LORD ABBETT GROWTH AND INCOME     EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------------
Shares -- Class A           1,668,356                            3,161,875
Value -- Class A          $     10.67                          $      5.63
Net Assets Before Merger  $17,801,356                          $        --
Net Assets After Merger   $        --                          $17,801,356
--------------------------------------------------------------------------------------------------
 APRIL 29, 2011           INVESCO V.I. FINANCIAL SERVICES FUND INVESCO V.I. DIVIDEND GROWTH FUND
--------------------------------------------------------------------------------------------------
Shares -- Series I            160,903                               62,947
Value -- Series I         $      5.95                          $     15.21
Net Assets Before Merger  $   957,374                          $        --
Net Assets After Merger   $        --                          $   957,426
--------------------------------------------------------------------------------------------------

7. Contractowner Charges

   The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the total amount under the policy in each Variable Investment Option ("fund value") through a redemption of units. Higher charges may be permitted under the terms of the various policies. All charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as "Asset-based Charges" in the Statement of Operations.

   Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

   MORTALITY & EXPENSE RISK CHARGE: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 1.20% to a high of 2.85%.

   ANNUAL CONTRACT CHARGE: This charge is deducted from the fund value, and ranges from a low of $0 to a high of $30.

   TRANSFER CHARGE: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer instructed by the Contractowner. The charge would be deducted from the fund value.

   SURRENDER CHARGE: This charge is deducted from fund value and is imposed when a full or partial surrender is requested during the period specified in the Variable Annuity policy. The amount of the charge varies, and is determined by multiplying the surrender charge percentage for the policy year by the amount of fund value, based on a grading schedule.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011


8. Financial Highlights

   The unique combination of features within the Variable Annuity Policies result in varied fee structures. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                                  AT DECEMBER 31,
                                                                 --------------------------------------------------
                                                                                       UNITS
                                                                                    OUTSTANDING
                                                                 --------------------------------------------------
                                                                   2011      2010      2009      2008       2007
                                                                 --------- --------- --------- --------- ----------
All Asset Allocation............................................ 4,787,589 5,542,508 6,557,849 7,863,894 10,167,790
AXA Aggressive Allocation (a)...................................   298,105   291,831   335,517   235,307    135,252
AXA Conservative Allocation (a).................................   481,804   548,179   433,845   347,988     82,558
AXA Conservative-Plus Allocation (a)............................   285,491   369,058   395,335   458,922    213,813
AXA Moderate Allocation (a)..................................... 1,272,057 1,500,938 1,723,765 1,443,612    551,332
AXA Moderate-Plus Allocation (a)................................   640,323   898,725 1,076,688   785,027    396,297
Dreyfus Stock Index Fund, Inc................................... 1,488,411 1,831,626 2,258,134 3,003,891  4,131,405
EQ/AllianceBernstein Small Cap Growth (b) (r)...................   152,162   208,652   271,074   348,028    394,888
EQ/BlackRock Basic Value Equity (e).............................   684,777   865,165 1,052,628 1,197,831  1,554,889
EQ/Boston Advisors Equity Income................................ 1,118,263 1,412,343 1,739,915 2,276,526  3,114,393
EQ/Calvert Socially Responsible.................................   212,567   262,042   340,255   412,531    501,836
EQ/Capital Guardian Research (f) (g) (h)........................   458,016   579,034   675,299   884,197  1,191,701
EQ/Core Bond Index (j) (w) (x).................................. 3,702,928 4,817,317 5,978,912 3,333,092  4,790,837
EQ/Equity Growth PLUS...........................................   672,128   814,368 1,015,952 1,340,581  2,049,590
EQ/GAMCO Mergers and Acquisitions...............................   298,443   356,894   422,439   549,107    682,939
EQ/GAMCO Small Company Value.................................... 2,751,494 3,373,965 4,086,720 5,126,977  6,780,572
EQ/Global Multi-Sector Equity...................................   224,407   296,556   382,966   440,734    538,107
EQ/Intermediate Government Bond Index (y) (ab).................. 1,773,648 2,267,949 2,805,897        --         --
EQ/Large Cap Value Index (ad) (af).............................. 1,228,187        --        --        --         --
EQ/Large Cap Value PLUS (c) (d) (s).............................   230,851   294,657   323,331   405,390    533,572
EQ/MFS International Growth.....................................   843,043   987,322 1,208,149 1,503,172  1,999,613
EQ/Mid Cap Index (i)............................................   830,539 1,035,336 1,246,012 1,592,018  1,889,858
EQ/Mid Cap Value PLUS (t) (u) (aa).............................. 1,454,525 2,007,069 2,523,054        --         --
EQ/Money Market................................................. 3,226,138 4,380,709 5,525,799 6,996,100  7,375,080
EQ/Montag & Caldwell Growth..................................... 4,723,078 5,714,000 7,131,323 8,705,359 11,585,305
EQ/Morgan Stanley Mid Cap Growth (m) (n) (r).................... 1,150,942 1,386,343 1,622,706 1,878,129  2,478,156
EQ/PIMCO Ultra Short Bond (v)...................................   895,846 1,166,720 1,731,192 1,595,325  1,352,777
EQ/Quality Bond PLUS (z) (ab)...................................   702,516   914,535 1,133,905        --         --
EQ/Small Company Index (k) (l) (r)..............................   210,927   266,410   325,095   397,043    464,560
EQ/T. Rowe Price Growth Stock................................... 1,859,317 2,172,779 2,584,871 3,187,558  4,179,739
EQ/UBS Growth & Income.......................................... 1,915,074 2,395,669 2,908,017 3,598,707  4,793,215
Fidelity(R) VIP Contrafund(R) Portfolio (o)..................... 1,496,304 1,814,712 2,228,837 2,979,630  4,309,960
Franklin Income Securities Fund (p) (q)......................... 1,499,550 2,007,217 2,443,480 3,062,465  4,025,398
Franklin Rising Dividends Securities Fund.......................   487,810   500,219   518,854   682,659    902,563
Invesco V.I. Dividend Growth Fund (ac) (af).....................   121,232        --        --        --         --
Invesco V.I. Global Health Care Fund............................   170,439   192,591   249,908   307,584    358,618
Invesco V.I. Technology Fund....................................   122,347   128,620   146,774   139,367    169,357
Invesco Van Kampen V.I. Global Value Equity Fund................   162,054   227,795   276,755   374,220    510,390
Janus Aspen Series Balanced Portfolio........................... 1,012,978 1,184,523 1,470,007 1,954,684  2,761,884
Janus Aspen Series Enterprise Portfolio.........................   940,015 1,131,580 1,419,916 1,722,276  2,242,169
Janus Aspen Series Forty Portfolio.............................. 1,136,257 1,481,958 1,903,846 2,198,718  2,764,699
Janus Aspen Series Overseas Portfolio...........................   684,836   970,467 1,173,478 1,421,233  1,774,337
Janus Aspen Series Worldwide Portfolio..........................   981,953 1,206,618 1,502,931 1,795,688  2,357,570
MFS(R) Utilities Series.........................................   247,205   274,189   365,015   424,513    522,670
Multimanager Multi-Sector Bond..................................   520,286   685,778   775,542   857,751  1,098,914
Multimanager Small Cap Growth...................................   996,909 1,231,087 1,556,729 1,969,095  2,630,167
Oppenheimer Global Securities Fund/VA...........................   584,880   730,539   945,031 1,325,098  1,866,595
PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged).   601,500   746,204   972,658 1,217,936  1,416,610
ProFund VP Bear.................................................    52,741    72,189    86,107   235,057     52,537
ProFund VP Rising Rates Opportunity.............................   163,515   644,558   692,637   707,830    831,925
ProFund VP UltraBull............................................   351,682   296,991   397,724   392,332    373,596

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Financial Highlights (Continued)


                                                                                           AT DECEMBER 31,
                                                      -----------------------------------------------------------------------
                                                                                             UNIT VALUE
                                                                                          LOWEST TO HIGHEST
                                                      -----------------------------------------------------------------------
                                                            2011              2010              2009              2008
                                                      ----------------- ----------------- ----------------- -----------------
All Asset Allocation (1)............................. $10.20 to  $10.84 $11.37 to  $12.21 $10.01 to  $10.92 $ 8.03 to  $ 8.91
AXA Aggressive Allocation (a) (1)....................   7.33 to    7.73   7.97 to    8.46   7.25 to    7.57   5.86 to    6.02
AXA Conservative Allocation (a) (1)..................  10.00 to   10.54   9.87 to   10.47   9.47 to    9.87   8.87 to    9.10
AXA Conservative-Plus Allocation (a) (1).............   9.23 to    9.72   9.34 to    9.91   8.81 to    9.20   7.93 to    8.13
AXA Moderate Allocation (a) (1)......................   8.76 to    9.23   9.02 to    9.57   8.45 to    8.81   7.43 to    7.62
AXA Moderate-Plus Allocation (a) (1).................   8.09 to    8.53   8.56 to    9.08   7.89 to    8.24   6.66 to    6.83
Dreyfus Stock Index Fund, Inc. (7)...................              9.42              9.38              8.27              6.64
EQ/AllianceBernstein Small Cap Growth (b) (r) (2)....  11.94 to   13.83  12.13 to   14.22   9.19 to   10.96   6.84 to    8.29
EQ/BlackRock Basic Value Equity (e) (1)..............   9.50 to   10.46  10.09 to   10.92   9.25 to    9.84   7.30 to    7.65
EQ/Boston Advisors Equity Income (1).................  12.58 to   12.80  12.94 to   13.00  11.37 to   11.51  10.32 to   10.62
EQ/Calvert Socially Responsible (1)..................   8.60 to    9.25   8.67 to    9.33   7.93 to    8.39   6.23 to    6.49
EQ/Capital Guardian Research (f) (g) (h) (2).........  12.12 to   13.95  11.91 to   13.54  10.56 to   11.80   8.24 to    9.07
EQ/Core Bond Index (j) (w) (x) (2)...................   9.96 to   13.79   9.71 to   13.29   9.42 to   12.68   9.41 to   12.47
EQ/Equity Growth PLUS (1)............................             10.04             10.85              9.54              7.57
EQ/GAMCO Mergers and Acquisitions (1)................  12.24 to   13.67  12.37 to   13.65  11.61 to   12.61  10.24 to   10.94
EQ/GAMCO Small Company Value (1).....................  20.62 to   23.40  21.89 to   24.54  16.98 to   18.73  12.35 to   13.40
EQ/Global Multi-Sector Equity (2)....................  22.27 to   23.04  25.63 to   26.85  23.22 to   24.73  15.64 to   16.93
EQ/Intermediate Government Bond Index (y) (ab) (2)...  10.45 to   12.63  10.14 to   12.11   9.98 to   11.73                --
EQ/Large Cap Value Index (ad) (af) (2)...............  11.56 to   11.87                --                --                --
EQ/Large Cap Value PLUS (c) (d) (s) (2)..............   8.34 to    9.62   8.86 to   10.35   7.95 to    9.43   6.67 to    8.05
EQ/MFS International Growth (1)......................  11.60 to   16.36  13.16 to   18.55  11.61 to   16.34   8.57 to   12.06
EQ/Mid Cap Index (i) (2).............................  12.97 to   13.85  13.58 to   14.32  11.08 to   11.50   8.35 to    8.52
EQ/Mid Cap Value PLUS (t) (u) (aa) (2)...............  11.77 to   12.22  13.30 to   13.60  11.17 to   11.24                --
EQ/Money Market (2)..................................   9.57 to   10.59   9.82 to   10.72  10.09 to   10.84  10.35 to   10.94
EQ/Montag & Caldwell Growth (1)......................  11.60 to   11.99  11.41 to   11.94  10.67 to   11.35   8.33 to    9.00
EQ/Morgan Stanley Mid Cap Growth (m) (n) (r) (2).....  10.62 to   14.02  11.61 to   15.52   8.86 to   12.04   5.70 to    7.87
EQ/PIMCO Ultra Short Bond (v) (1)....................   9.83 to   12.33  10.09 to   12.50  10.29 to   12.55   9.81 to   11.76
EQ/Quality Bond PLUS (z) (ab) (1)....................  15.75 to   23.54  15.77 to   23.54  15.05 to   22.44                --
EQ/Small Company Index (k) (l) (r) (2)...............  15.43 to   17.05  16.43 to   17.93  13.40 to   14.38  10.91 to   11.51
EQ/T. Rowe Price Growth Stock (1)....................   9.20 to   41.72   9.51 to   43.08   8.28 to   37.48   5.88 to   26.61
EQ/UBS Growth & Income (1)...........................  10.04 to   10.72  11.16 to   12.41   9.99 to   11.29   7.63 to    8.77
Fidelity(R) VIP Contrafund(R) Portfolio (o) (3)......             13.93             14.51             12.56              9.38
Franklin Income Securities Fund (p) (q) (4)..........  14.72 to   17.09  14.72 to   16.89  13.44 to   15.17  10.20 to   11.32
Franklin Rising Dividends Securities Fund (4)........  13.41 to   15.60  12.96 to   14.90  11.05 to   12.50   9.69 to   10.78
Invesco V.I. Dividend Growth Fund (ac) (ae) (5)......   5.28 to    5.51                --                --                --
Invesco V.I. Global Health Care Fund (5).............  12.56 to   12.71  12.38 to   12.43  11.90 to   12.15   9.43 to    9.79
Invesco V.I. Technology Fund (5).....................   9.38 to    9.41  10.03 to   13.70   8.37 to   11.62   5.38 to    7.59
Invesco Van Kampen V.I. Global Value Equity Fund (5).   8.81 to    9.80  11.13 to   12.26  10.16 to   11.37   8.86 to   10.08
Janus Aspen Series Balanced Portfolio (6)............             15.57             15.53             14.52             11.69
Janus Aspen Series Enterprise Portfolio (6)..........             10.51             10.80              8.70              6.09
Janus Aspen Series Forty Portfolio (3)...............  14.46 to   14.58  15.85 to   15.99  15.07 to   15.45  10.45 to   10.89
Janus Aspen Series Overseas Portfolio (3)............  19.00 to   22.30  28.42 to   33.76  23.00 to   27.79  13.00 to   15.97
Janus Aspen Series Worldwide Portfolio (6)...........              7.81              9.18              8.03              5.91
MFS(R) Utilities Series (7)..........................  22.53 to   27.52  23.60 to   26.08  21.34 to   23.19  16.48 to   17.62
Multimanager Multi-Sector Bond (2)...................  10.04 to   13.25   9.77 to   12.73   9.40 to   12.05   8.80 to   11.10
Multimanager Small Cap Growth (1)....................  10.31 to   11.11  12.38 to   13.50   9.81 to   10.88   7.38 to    8.32
Oppenheimer Global Securities Fund/VA (3)............  16.00 to   18.64  17.92 to   20.62  15.93 to   18.04  11.76 to   13.10
PIMCO Variable Insurance Trust Global Bond Portfolio
 (Unhedged) (8)......................................  13.80 to   20.15  13.14 to   18.96  12.11 to   17.18  10.66 to   14.88
ProFund VP Bear (9)..................................   4.14 to    4.56   4.56 to    5.06   5.71 to    6.23   8.14 to    8.74
ProFund VP Rising Rates Opportunity (9)..............   2.93 to    3.57   4.82 to    5.79   5.91 to    6.98   4.60 to    5.34
ProFund VP UltraBull (9).............................   8.76 to    9.25   9.43 to    9.84   7.94 to    8.15   5.65 to    5.70

                                                      ------------------


                                                      ------------------
                                                            2007
                                                      -----------------
All Asset Allocation (1)............................. $11.67 to  $13.17
AXA Aggressive Allocation (a) (1)....................   9.92 to   10.02
AXA Conservative Allocation (a) (1)..................  10.25 to   10.35
AXA Conservative-Plus Allocation (a) (1).............  10.12 to   10.22
AXA Moderate Allocation (a) (1)......................  10.12 to   10.21
AXA Moderate-Plus Allocation (a) (1).................  10.05 to   10.14
Dreyfus Stock Index Fund, Inc. (7)...................             10.69
EQ/AllianceBernstein Small Cap Growth (b) (r) (2)....  12.47 to   15.37
EQ/BlackRock Basic Value Equity (e) (1)..............  11.84 to   12.20
EQ/Boston Advisors Equity Income (1).................  15.43 to   16.14
EQ/Calvert Socially Responsible (1)..................  11.71 to   11.99
EQ/Capital Guardian Research (f) (g) (h) (2).........  14.02 to   15.17
EQ/Core Bond Index (j) (w) (x) (2)...................  10.61 to   13.82
EQ/Equity Growth PLUS (1)............................             12.85
EQ/GAMCO Mergers and Acquisitions (1)................  12.23 to   12.85
EQ/GAMCO Small Company Value (1).....................  18.33 to   19.56
EQ/Global Multi-Sector Equity (2)....................  37.02 to   40.75
EQ/Intermediate Government Bond Index (y) (ab) (2)...                --
EQ/Large Cap Value Index (ad) (af) (2)...............                --
EQ/Large Cap Value PLUS (c) (d) (s) (2)..............  11.84 to   14.53
EQ/MFS International Growth (1)......................  14.55 to   20.44
EQ/Mid Cap Index (i) (2).............................  16.90 to   16.96
EQ/Mid Cap Value PLUS (t) (u) (aa) (2)...............                --
EQ/Money Market (2)..................................  10.41 to   10.81
EQ/Montag & Caldwell Growth (1)......................  12.56 to   13.81
EQ/Morgan Stanley Mid Cap Growth (m) (n) (r) (2).....  10.91 to   15.33
EQ/PIMCO Ultra Short Bond (v) (1)....................  10.52 to   12.40
EQ/Quality Bond PLUS (z) (ab) (1)....................                --
EQ/Small Company Index (k) (l) (r) (2)...............  16.99 to   17.65
EQ/T. Rowe Price Growth Stock (1)....................  10.32 to   46.62
EQ/UBS Growth & Income (1)...........................  12.88 to   15.05
Fidelity(R) VIP Contrafund(R) Portfolio (o) (3)......             16.57
Franklin Income Securities Fund (p) (q) (4)..........  14.92 to   16.29
Franklin Rising Dividends Securities Fund (4)........  13.68 to   14.96
Invesco V.I. Dividend Growth Fund (ac) (ae) (5)......                --
Invesco V.I. Global Health Care Fund (5).............  13.37 to   14.11
Invesco V.I. Technology Fund (5).....................   9.82 to   14.08
Invesco Van Kampen V.I. Global Value Equity Fund (5).  14.98 to   17.34
Janus Aspen Series Balanced Portfolio (6)............             14.08
Janus Aspen Series Enterprise Portfolio (6)..........             10.97
Janus Aspen Series Forty Portfolio (3)...............  18.98 to   20.12
Janus Aspen Series Overseas Portfolio (3)............  27.54 to   34.39
Janus Aspen Series Worldwide Portfolio (6)...........             10.83
MFS(R) Utilities Series (7)..........................  27.20 to   28.61
Multimanager Multi-Sector Bond (2)...................  11.81 to   14.64
Multimanager Small Cap Growth (1)....................  12.91 to   14.79
Oppenheimer Global Securities Fund/VA (3)............  20.28 to   22.22
PIMCO Variable Insurance Trust Global Bond Portfolio
 (Unhedged) (8)......................................  11.06 to   15.19
ProFund VP Bear (9)..................................   5.99 to    6.32
ProFund VP Rising Rates Opportunity (9)..............   7.63 to    8.71
ProFund VP UltraBull (9).............................  17.71 to   17.83

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Financial Highlights (Continued)


                                                                    AT DECEMBER 31,
                                                      --------------------------------------------
                                                                       NET ASSETS
                                                                        (000'S)
                                                      --------------------------------------------
                                                        2011     2010     2009     2008     2007
                                                      -------- -------- -------- -------- --------
All Asset Allocation................................. $136,458 $163,573 $168,046 $157,228 $285,185
AXA Aggressive Allocation (a)........................    2,272    2,443    2,520    1,408    1,352
AXA Conservative Allocation (a)......................    5,041    5,683    4,264    3,158      853
AXA Conservative-Plus Allocation (a).................    2,749    3,625    3,615    3,718    2,181
AXA Moderate Allocation (a)..........................   11,585   14,215   15,081   10,963    5,623
AXA Moderate-Plus Allocation (a).....................    5,404    8,059    8,799    5,338    4,006
Dreyfus Stock Index Fund, Inc........................   14,037   17,178   18,695   19,950   44,168
EQ/AllianceBernstein Small Cap Growth (b) (r)........    1,811    2,517    2,479    2,379    4,956
EQ/BlackRock Basic Value Equity (e)..................    6,947    9,243   10,190    9,049   18,819
EQ/Boston Advisors Equity Income.....................   13,265   17,087   18,501   22,134   45,485
EQ/Calvert Socially Responsible......................    1,526    1,909    2,231    2,116    4,692
EQ/Capital Guardian Research (f) (g) (h).............    4,832    5,994    6,063    6,126   13,503
EQ/Core Bond Index (j) (w) (x).......................   46,946   59,199   70,353   40,180   64,255
EQ/Equity Growth PLUS................................    6,751    8,838    9,701   10,150   26,335
EQ/GAMCO Mergers and Acquisitions....................    4,016    4,814    5,293    6,002    8,820
EQ/GAMCO Small Company Value.........................  119,266  148,071  135,849  118,740  224,515
EQ/Global Multi-Sector Equity........................    4,911    7,514    8,841    6,887   20,069
EQ/Intermediate Government Bond Index (y) (ab).......   23,607   28,858   34,719       --       --
EQ/Large Cap Value Index (ad) (af)...................   13,900       --       --       --       --
EQ/Large Cap Value PLUS (c) (d) (s)..................    4,715    5,697    5,744    5,685   12,416
EQ/MFS International Growth..........................   11,577   15,263   16,271   14,809   33,129
EQ/Mid Cap Index (i).................................   10,900   14,123   13,736   13,083   31,063
EQ/Mid Cap Value PLUS (t) (u) (aa)...................   17,629   27,188   28,331       --       --
EQ/Money Market......................................   33,603   46,267   59,525   76,273   79,635
EQ/Montag & Caldwell Growth..........................   52,047   62,096   72,674   69,380  139,566
EQ/Morgan Stanley Mid Cap Growth (m) (n) (r).........   13,870   18,333   16,330   12,251   31,984
EQ/PIMCO Ultra Short Bond (v)........................   10,666   14,149   21,202   18,383   16,469
EQ/Quality Bond PLUS (z) (ab)........................   12,736   16,328   19,160       --       --
EQ/Small Company Index (k) (l) (r)...................    3,868    5,092    4,945    4,768    8,646
EQ/T. Rowe Price Growth Stock........................   36,228   42,645   43,220   36,684   82,423
EQ/UBS Growth & Income...............................   20,514   26,767   29,160   27,664   62,337
Fidelity(R) VIP Contrafund(R) Portfolio (o)..........   20,852   26,276   27,985   27,951   71,408
Franklin Income Securities Fund (p) (q)..............   24,402   32,547   35,774   33,661   63,900
Franklin Rising Dividends Securities Fund............    7,281    7,153    6,250    7,147   13,210
Invesco V.I. Dividend Growth Fund (ac) (ae)..........      653       --       --       --       --
Invesco V.I. Global Health Care Fund.................    2,028    2,249    2,832    2,782    4,630
Invesco V.I. Technology Fund.........................    1,144    1,299    1,246      769    1,722
Invesco Van Kampen V.I. Global Value Equity Fund.....    1,523    2,453    2,738    3,236    7,528
Janus Aspen Series Balanced Portfolio................   15,772   18,392   21,345   22,852   38,887
Janus Aspen Series Enterprise Portfolio..............    9,877   12,225   12,354   10,488   24,591
Janus Aspen Series Forty Portfolio...................   14,091   20,160   24,665   19,631   44,685
Janus Aspen Series Overseas Portfolio................   12,995   27,699   27,253   18,742   49,896
Janus Aspen Series Worldwide Portfolio...............    7,674   11,080   12,076   10,620   25,539
MFS(R) Utilities Series..............................    6,333    6,696    7,955    7,085   14,299
Multimanager Multi-Sector Bond.......................    6,582    8,413    9,049    9,247   15,707
Multimanager Small Cap Growth........................   12,434   18,309   18,483   17,699   42,129
Oppenheimer Global Securities Fund/VA................   10,398   14,463   16,465   16,888   40,551
PIMCO Variable Insurance Trust Global Bond Portfolio
 (Unhedged)..........................................   11,576   13,627   16,189   17,607   20,919
ProFund VP Bear......................................      238      362      537    2,073      331
ProFund VP Rising Rates Opportunity..................      552    3,675    4,745    3,726    7,119
ProFund VP UltraBull.................................    3,295    3,000    3,376    2,312    6,827

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Financial Highlights (Continued)


                                                             AT DECEMBER 31,
                                                      -----------------------------
                                                                INVESTMENT
                                                              INCOME RATIO*
                                                      -----------------------------
                                                      2011  2010  2009  2008   2007
                                                      ----  ----  ----  ----  -----
All Asset Allocation................................. 1.35% 1.39% 2.01% 2.02%  3.27%
AXA Aggressive Allocation (a)........................ 1.26  1.43  1.21  1.76   4.81
AXA Conservative Allocation (a)...................... 1.56  2.38  2.50  6.29   6.65
AXA Conservative-Plus Allocation (a)................. 1.35  1.99  1.62  4.71   4.90
AXA Moderate Allocation (a).......................... 1.41  2.04  1.50  4.60   6.20
AXA Moderate-Plus Allocation (a)..................... 1.19  1.59  1.49  2.71   4.89
Dreyfus Stock Index Fund, Inc........................ 1.80  1.77  2.05  2.02   1.67
EQ/AllianceBernstein Small Cap Growth (b) (r)........   --  0.05  0.16  0.01     --
EQ/BlackRock Basic Value Equity (e).................. 1.07  1.14  2.56  1.52   3.12
EQ/Boston Advisors Equity Income..................... 1.67  2.19  2.37  2.06   1.64
EQ/Calvert Socially Responsible...................... 0.49  0.05  0.42  0.38   0.38
EQ/Capital Guardian Research (f) (g) (h)............. 0.88  0.99  1.37  1.03   7.18
EQ/Core Bond Index (j) (w) (x)....................... 1.89  2.23  3.98  3.97   5.12
EQ/Equity Growth PLUS................................ 0.25  0.28  0.81  0.76   0.15
EQ/GAMCO Mergers and Acquisitions.................... 0.16    --    --  0.46   0.64
EQ/GAMCO Small Company Value......................... 0.07  0.33  0.39  0.49   0.38
EQ/Global Multi-Sector Equity........................ 1.76  1.23  1.50  0.26   1.09
EQ/Intermediate Government Bond Index (y) (ab)....... 0.60  1.35  1.32    --     --
EQ/Large Cap Value Index (ad) (af)................... 1.60    --    --    --     --
EQ/Large Cap Value PLUS (c) (d) (s).................. 1.29  1.36  2.42  2.97   1.67
EQ/MFS International Growth.......................... 0.62  0.81  1.09  0.85   0.49
EQ/Mid Cap Index (i)................................. 0.77  0.96  1.32  0.95     --
EQ/Mid Cap Value PLUS (t) (u) (aa)................... 0.92  1.18  1.22    --     --
EQ/Money Market...................................... 0.01  0.09  0.24  2.34   4.86
EQ/Montag & Caldwell Growth.......................... 0.47  0.52  0.37  0.17   0.17
EQ/Morgan Stanley Mid Cap Growth (m) (n) (r)......... 0.24  0.37    --    --     --
EQ/PIMCO Ultra Short Bond (v)........................ 0.45  0.28  1.03  2.76   2.39
EQ/Quality Bond PLUS (z) (ab)........................ 2.14  9.89  2.61    --     --
EQ/Small Company Index (k) (l) (r)................... 0.81  1.14  1.58  0.96   4.15
EQ/T. Rowe Price Growth Stock........................   --    --    --    --   0.07
EQ/UBS Growth & Income............................... 0.69  0.68  0.78  1.07   0.71
Fidelity(R) VIP Contrafund(R) Portfolio (o).......... 0.85  0.93  1.22  0.76   0.90
Franklin Income Securities Fund (p) (q).............. 5.89  6.69  8.10  5.37   3.16
Franklin Rising Dividends Securities Fund............ 1.50  1.58  1.44  1.80   2.41
Invesco V.I. Dividend Growth Fund (ac) (ae)..........   --    --    --    --     --
Invesco V.I. Global Health Care Fund.................   --    --  0.34    --     --
Invesco V.I. Technology Fund......................... 0.19    --    --    --     --
Invesco Van Kampen V.I. Global Value Equity Fund..... 3.50  1.94  7.16  2.60   1.86
Janus Aspen Series Balanced Portfolio................ 2.40  2.75  2.88  2.50   2.44
Janus Aspen Series Enterprise Portfolio..............   --  0.07    --  0.24   0.21
Janus Aspen Series Forty Portfolio................... 0.32  0.28  0.03  0.02   0.29
Janus Aspen Series Overseas Portfolio................ 0.37  0.53  0.40  1.10   0.44
Janus Aspen Series Worldwide Portfolio............... 0.56  0.59  1.40  0.43   0.73
MFS(R) Utilities Series.............................. 3.22  3.40  4.93  1.61   0.93
Multimanager Multi-Sector Bond....................... 3.56  2.67  4.69  8.86   7.52
Multimanager Small Cap Growth........................   --    --    --    --     --
Oppenheimer Global Securities Fund/VA................ 1.11  1.31  2.10  1.40   1.20
PIMCO Variable Insurance Trust Global Bond Portfolio
 (Unhedged).......................................... 2.57  4.36  2.90  3.36   3.00
ProFund VP Bear......................................   --    --  0.12  1.53   3.74
ProFund VP Rising Rates Opportunity..................   --    --  0.54  5.18   5.35
ProFund VP UltraBull.................................   --    --  1.33  1.90  11.29

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Financial Highlights (Continued)


                                                                                    AT DECEMBER 31,
                                                       -------------------------------------------------------------------------
                                                                                    EXPENSE RATIO**
                                                                                   LOWEST TO HIGHEST
                                                       -------------------------------------------------------------------------
                                                            2011            2010            2009            2008            2007
                                                       -------------   -------------   -------------   -------------   ---------
All Asset Allocation (10)............................. 1.20% to  2.35% 1.20% to  2.85% 1.20% to  2.85% 1.20% to  2.85% 1.20% to
AXA Aggressive Allocation (a) (10).................... 1.20  to  2.35  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
AXA Conservative Allocation (a) (10).................. 1.20  to  2.35  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
AXA Conservative-Plus Allocation (a) (10)............. 1.20  to  2.35  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
AXA Moderate Allocation (a) (10)...................... 1.20  to  2.35  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
AXA Moderate-Plus Allocation (a) (10)................. 1.20  to  2.35  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
Dreyfus Stock Index Fund, Inc. (16)...................           1.35            1.35            1.35            1.35
EQ/AllianceBernstein Small Cap Growth (b) (r) (11).... 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/BlackRock Basic Value Equity (e) (10).............. 1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/Boston Advisors Equity Income (10)................. 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/Calvert Socially Responsible (10).................. 1.20  to  2.35  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/Capital Guardian Research (f) (g) (h) (11)......... 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/Core Bond Index (j) (w) (x) (11)................... 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/Equity Growth PLUS (10)............................           1.35            1.35            1.35            1.35
EQ/GAMCO Mergers and Acquisitions (10)................ 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/GAMCO Small Company Value (10)..................... 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/Global Multi-Sector Equity (11).................... 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/Intermediate Government Bond Index (y) (ab) (11)... 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85              --
EQ/Large Cap Value Index (ad) (af) (11)............... 1.20  to  2.80              --              --              --
EQ/Large Cap Value PLUS (c) (d) (s) (11).............. 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/MFS International Growth (10)...................... 1.25  to  1.35  1.25  to  1.35  1.25  to  1.35  1.25  to  1.35  1.25  to
EQ/Mid Cap Index (i) (11)............................. 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/Mid Cap Value PLUS (t) (u) (aa) (11)............... 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85              --
EQ/Money Market (11).................................. 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/Montag & Caldwell Growth (10)...................... 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/Morgan Stanley Mid Cap Growth (m) (n) (r) (11)..... 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/PIMCO Ultra Short Bond (v) (10).................... 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/Quality Bond PLUS (z) (ab) (10).................... 1.25  to  1.35  1.25  to  1.35  1.25  to  1.35              --
EQ/Small Company Index (k) (l) (r) (11)............... 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/T. Rowe Price Growth Stock (10).................... 1.25  to  1.35  1.25  to  1.35  1.25  to  1.35  1.25  to  1.35  1.25  to
EQ/UBS Growth & Income (10)........................... 1.20  to  2.35  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
Fidelity(R) VIP Contrafund(R) Portfolio (o) (12)......           1.35            1.35            1.35            1.35
Franklin Income Securities Fund (p) (q) (13).......... 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
Franklin Rising Dividends Securities Fund (13)........ 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
Invesco V.I. Dividend Growth Fund (ac) (ae) (14)...... 1.20  to  2.35              --              --              --
Invesco V.I. Global Health Care Fund (14)............. 1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
Invesco V.I. Technology Fund (14)..................... 1.20  to  2.35  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
Invesco Van Kampen V.I. Global Value Equity Fund (14). 1.20  to  2.35  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
Janus Aspen Series Balanced Portfolio (15)............           1.35            1.35            1.35            1.35
Janus Aspen Series Enterprise Portfolio (15)..........           1.35            1.35            1.35            1.35
Janus Aspen Series Forty Portfolio (12)............... 1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
Janus Aspen Series Overseas Portfolio (12)............ 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
Janus Aspen Series Worldwide Portfolio (15)...........           1.35            1.35            1.35            1.35
MFS(R) Utilities Series (16).......................... 1.20  to  2.35  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
Multimanager Multi-Sector Bond (11)................... 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
Multimanager Small Cap Growth (10).................... 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
Oppenheimer Global Securities Fund/VA (12)............ 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
PIMCO Variable Insurance Trust Global Bond Portfolio
 (Unhedged) (17)...................................... 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
ProFund VP Bear (18).................................. 1.20  to  2.35  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
ProFund VP Rising Rates Opportunity (18).............. 1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
ProFund VP UltraBull (18)............................. 1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to






                                                       ----
All Asset Allocation (10)............................. 2.85%
AXA Aggressive Allocation (a) (10).................... 2.85
AXA Conservative Allocation (a) (10).................. 2.85
AXA Conservative-Plus Allocation (a) (10)............. 2.85
AXA Moderate Allocation (a) (10)...................... 2.85
AXA Moderate-Plus Allocation (a) (10)................. 2.85
Dreyfus Stock Index Fund, Inc. (16)................... 1.35
EQ/AllianceBernstein Small Cap Growth (b) (r) (11).... 2.85
EQ/BlackRock Basic Value Equity (e) (10).............. 2.85
EQ/Boston Advisors Equity Income (10)................. 2.85
EQ/Calvert Socially Responsible (10).................. 2.85
EQ/Capital Guardian Research (f) (g) (h) (11)......... 2.85
EQ/Core Bond Index (j) (w) (x) (11)................... 2.85
EQ/Equity Growth PLUS (10)............................ 1.35
EQ/GAMCO Mergers and Acquisitions (10)................ 2.85
EQ/GAMCO Small Company Value (10)..................... 2.85
EQ/Global Multi-Sector Equity (11).................... 2.85
EQ/Intermediate Government Bond Index (y) (ab) (11)...   --
EQ/Large Cap Value Index (ad) (af) (11)...............   --
EQ/Large Cap Value PLUS (c) (d) (s) (11).............. 2.85
EQ/MFS International Growth (10)...................... 1.35
EQ/Mid Cap Index (i) (11)............................. 2.85
EQ/Mid Cap Value PLUS (t) (u) (aa) (11)...............   --
EQ/Money Market (11).................................. 2.85
EQ/Montag & Caldwell Growth (10)...................... 2.85
EQ/Morgan Stanley Mid Cap Growth (m) (n) (r) (11)..... 2.85
EQ/PIMCO Ultra Short Bond (v) (10).................... 2.85
EQ/Quality Bond PLUS (z) (ab) (10)....................   --
EQ/Small Company Index (k) (l) (r) (11)............... 2.85
EQ/T. Rowe Price Growth Stock (10).................... 1.35
EQ/UBS Growth & Income (10)........................... 2.85
Fidelity(R) VIP Contrafund(R) Portfolio (o) (12)...... 1.35
Franklin Income Securities Fund (p) (q) (13).......... 2.85
Franklin Rising Dividends Securities Fund (13)........ 2.85
Invesco V.I. Dividend Growth Fund (ac) (ae) (14)......   --
Invesco V.I. Global Health Care Fund (14)............. 2.85
Invesco V.I. Technology Fund (14)..................... 2.85
Invesco Van Kampen V.I. Global Value Equity Fund (14). 2.85
Janus Aspen Series Balanced Portfolio (15)............ 1.35
Janus Aspen Series Enterprise Portfolio (15).......... 1.35
Janus Aspen Series Forty Portfolio (12)............... 2.85
Janus Aspen Series Overseas Portfolio (12)............ 2.85
Janus Aspen Series Worldwide Portfolio (15)........... 1.35
MFS(R) Utilities Series (16).......................... 2.85
Multimanager Multi-Sector Bond (11)................... 2.85
Multimanager Small Cap Growth (10).................... 2.85
Oppenheimer Global Securities Fund/VA (12)............ 2.85
PIMCO Variable Insurance Trust Global Bond Portfolio
 (Unhedged) (17)...................................... 2.85
ProFund VP Bear (18).................................. 2.85
ProFund VP Rising Rates Opportunity (18).............. 2.85
ProFund VP UltraBull (18)............................. 2.85

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Financial Highlights (Continued)


                                                                                        AT DECEMBER 31,
                                                  -------------------------------------------------------------------------------
                                                                                        TOTAL RETURN***
                                                                                       LOWEST TO HIGHEST
                                                  -------------------------------------------------------------------------------
                                                          2011                2010              2009                2008
                                                  ------------------    ---------------   ---------------   ------------------
All Asset Allocation (19)........................  (5.73%) to   (4.66%) 11.81% to  13.59% 22.56% to  24.66% (32.35%) to  (31.19%)
AXA Aggressive Allocation (a) (19)...............  (9.73)  to   (8.63)   9.93  to  11.76  23.72  to  25.75  (40.93)  to  (39.92)
AXA Conservative Allocation (a) (19).............  (0.50)  to    0.67    4.22  to   6.08   6.76  to   8.46  (13.46)  to  (12.08)
AXA Conservative-Plus Allocation (a) (19)........  (2.94)  to   (1.92)   6.02  to   7.72  11.10  to  13.16  (21.64)  to  (20.45)
AXA Moderate Allocation (a) (19).................  (4.58)  to   (3.55)   6.75  to   8.63  13.73  to  15.62  (26.58)  to  (25.37)
AXA Moderate-Plus Allocation (a) (19)............  (7.12)  to   (6.06)   8.49  to  10.19  18.47  to  20.62  (33.73)  to  (32.64)
Dreyfus Stock Index Fund, Inc. (25)..............                0.43              13.42             24.55               (37.89)
EQ/AllianceBernstein Small Cap
 Growth (b) (r) (20).............................  (3.15)  to   (1.57)  29.74  to  31.99  32.21  to  34.36  (46.06)  to  (45.15)
EQ/BlackRock Basic Value Equity (e) (19).........  (5.85)  to   (4.21)   9.08  to  10.98  26.71  to  28.63  (38.34)  to  (37.30)
EQ/Boston Advisors Equity Income (19)............  (3.16)  to   (1.54)  12.42  to  14.34   8.38  to  10.17  (34.20)  to  (33.12)
EQ/Calvert Socially Responsible (19).............  (2.05)  to   (0.86)   9.33  to  11.20  27.29  to  29.28  (46.80)  to  (45.87)
EQ/Capital Guardian Research (f) (g) (h) (20)....   1.34   to    3.03   12.78  to  14.75  28.16  to  30.10  (41.23)  to  (40.21)
EQ/Core Bond Index (j) (w) (x) (20)..............   2.26   to    3.76    3.08  to   4.81   0.11  to   1.68  (11.31)  to   (9.77)
EQ/Equity Growth PLUS (19).......................               (7.47)             13.73             26.02               (41.09)
EQ/GAMCO Mergers and Acquisitions (19)...........  (1.45)  to    0.15    6.55  to   8.25  13.38  to  15.27  (16.27)  to  (14.86)
EQ/GAMCO Small Company Value (19)................  (6.19)  to   (4.65)  28.92  to  31.02  37.49  to  39.78  (32.62)  to  (31.49)
EQ/Global Multi-Sector Equity (20)............... (14.51)  to  (13.11)   8.57  to  10.38  46.07  to  48.47  (58.45)  to  (57.75)
EQ/Intermediate Government Bond
 Index (y) (ab) (20).............................   2.65   to    4.29    1.60  to   3.24  (1.29) to  (0.76)                  --
EQ/Large Cap Value Index (ad) (af) (20)..........  (6.92)  to   (6.09)                --                --                   --
EQ/Large Cap Value PLUS (c) (d) (s) (20).........  (7.41)  to   (5.87)   9.76  to  11.45  17.14  to  19.19  (44.60)  to  (43.67)
EQ/MFS International Growth (19)................. (11.85)  to  (11.81)  13.35  to  13.53  35.47  to  35.49  (41.10)  to  (41.00)
EQ/Mid Cap Index (i) (20)........................  (4.84)  to   (3.28)  22.56  to  24.52  32.69  to  34.98  (50.59)  to  (49.76)
EQ/Mid Cap Value PLUS (t) (u) (aa) (20).......... (11.57)  to  (10.15)  19.07  to  21.00   4.69  to   5.14                   --
EQ/Money Market (20).............................  (2.74)  to   (1.21)  (2.68) to  (1.11) (2.51) to  (0.91)  (0.58)  to    1.20
EQ/Montag & Caldwell Growth (19).................   0.00   to    1.67    5.20  to   6.94  26.11  to  28.09  (34.83)  to  (33.68)
EQ/Morgan Stanley Mid Cap
 Growth (m) (n) (r) (20)......................... (10.01)  to   (8.53)  28.90  to  31.04  52.99  to  55.44  (48.66)  to  (47.75)
EQ/PIMCO Ultra Short Bond (v) (19)...............  (2.96)  to   (1.36)  (1.94) to  (0.40)  4.89  to   6.72   (6.75)  to   (5.16)
EQ/Quality Bond PLUS (z) (ab) (19)...............  (0.13)  to    0.00    4.78  to   4.90  (0.20) to  (0.18)                  --
EQ/Small Company Index (k) (l) (r) (20)..........  (6.43)  to   (4.91)  22.61  to  24.69  22.82  to  24.93  (35.79)  to  (34.79)
EQ/T. Rowe Price Growth Stock (19)...............  (3.26)  to   (3.16)  14.86  to  14.94  40.82  to  40.85  (43.02)  to  (42.92)
EQ/UBS Growth & Income (19)......................  (5.01)  to   (3.94)   9.92  to  11.71  28.73  to  30.93  (41.73)  to  (40.76)
Fidelity(R) VIP Contrafund(R) Portfolio (o) (21).               (4.00)             15.53             33.90               (43.39)
Franklin Income Securities Fund (p) (q) (22).....  (0.41)  to    1.18    9.52  to  11.34  31.76  to  34.01  (31.64)  to  (30.51)
Franklin Rising Dividends Securities
 Fund (22).......................................   3.07   to    4.70   17.29  to  19.20  14.04  to  15.96  (29.17)  to  (27.94)
Invesco V.I. Dividend Growth
 Fund (ac) (ae) (23).............................  (9.12)  to   (8.47)                --                --                   --
Invesco V.I. Global Health Care Fund (23)........   1.05   to    2.67    2.30  to   4.03  24.11  to  26.19  (30.62)  to  (29.47)
Invesco V.I. Technology Fund (23)................  (7.31)  to   (6.18)  17.90  to  19.83  53.10  to  55.58  (46.09)  to  (45.21)
Invesco Van Kampen V.I. Global Value
 Equity Fund (23)................................ (12.94)  to  (11.95)   7.83  to   9.55  12.80  to  14.67  (41.87)  to  (40.85)
Janus Aspen Series Balanced Portfolio (24).......                0.26               6.96             24.21               (16.97)
Janus Aspen Series Enterprise Portfolio (24).....               (2.69)             24.14             42.86               (44.48)
Janus Aspen Series Forty Portfolio (21)..........  (9.57)  to   (8.01)   3.50  to   5.18  41.87  to  44.21  (45.87)  to  (44.94)
Janus Aspen Series Overseas Portfolio (21)....... (34.20)  to  (33.15)  21.48  to  23.57  74.01  to  76.92  (53.56)  to  (52.80)
Janus Aspen Series Worldwide Portfolio (24)......              (14.92)             14.32             35.87               (45.43)
MFS(R) Utilities Series (25).....................   4.31   to    5.52   10.59  to  12.46  29.49  to  31.61  (39.41)  to  (38.41)
Multimanager Multi-Sector Bond (20)..............   2.34   to    4.08    3.94  to   5.64   6.82  to   8.56  (25.49)  to  (24.18)

                                                  ------------


                                                  ------------
                                                        2007
                                                  ---------------
All Asset Allocation (19)........................  1.54% to   3.27%
AXA Aggressive Allocation (a) (19)............... (3.41) to  (2.43)
AXA Conservative Allocation (a) (19).............  2.09  to   3.09
AXA Conservative-Plus Allocation (a) (19)........  0.10  to   1.09
AXA Moderate Allocation (a) (19)................. (0.20) to   0.59
AXA Moderate-Plus Allocation (a) (19)............ (1.57) to  (0.78)
Dreyfus Stock Index Fund, Inc. (25)..............             3.79
EQ/AllianceBernstein Small Cap
 Growth (b) (r) (20).............................  4.56  to   5.14
EQ/BlackRock Basic Value Equity (e) (19)......... (1.74) to   0.00
EQ/Boston Advisors Equity Income (19)............  0.81  to   2.46
EQ/Calvert Socially Responsible (19).............  8.93  to  10.81
EQ/Capital Guardian Research (f) (g) (h) (20).... (1.68) to  (1.43)
EQ/Core Bond Index (j) (w) (x) (20)..............  0.47  to   2.07
EQ/Equity Growth PLUS (19).......................            12.52
EQ/GAMCO Mergers and Acquisitions (19)...........  0.49  to   2.23
EQ/GAMCO Small Company Value (19)................  6.20  to   8.01
EQ/Global Multi-Sector Equity (20)............... 38.37  to  40.65
EQ/Intermediate Government Bond
 Index (y) (ab) (20).............................               --
EQ/Large Cap Value Index (ad) (af) (20)..........               --
EQ/Large Cap Value PLUS (c) (d) (s) (20)......... (0.48) to  (0.34)
EQ/MFS International Growth (19)................. 14.66  to  14.77
EQ/Mid Cap Index (i) (20)........................  5.30  to   7.00
EQ/Mid Cap Value PLUS (t) (u) (aa) (20)..........               --
EQ/Money Market (20).............................  2.06  to   3.74
EQ/Montag & Caldwell Growth (19)................. 17.43  to  19.39
EQ/Morgan Stanley Mid Cap
 Growth (m) (n) (r) (20)......................... 10.53  to  11.21
EQ/PIMCO Ultra Short Bond (v) (19)...............  8.34  to  10.12
EQ/Quality Bond PLUS (z) (ab) (19)...............               --
EQ/Small Company Index (k) (l) (r) (20).......... (0.59) to  (0.34)
EQ/T. Rowe Price Growth Stock (19)...............  5.85  to   5.88
EQ/UBS Growth & Income (19)...................... (1.70) to  (0.08)
Fidelity(R) VIP Contrafund(R) Portfolio (o) (21).            15.96
Franklin Income Securities Fund (p) (q) (22).....  0.81  to   2.52
Franklin Rising Dividends Securities
 Fund (22)....................................... (5.46) to  (3.86)
Invesco V.I. Dividend Growth
 Fund (ac) (ae) (23).............................               --
Invesco V.I. Global Health Care Fund (23)........  8.71  to  10.50
Invesco V.I. Technology Fund (23)................  4.68  to   6.51
Invesco Van Kampen V.I. Global Value
 Equity Fund (23)................................  3.65  to   5.34
Janus Aspen Series Balanced Portfolio (24).......             9.06
Janus Aspen Series Enterprise Portfolio (24).....            20.42
Janus Aspen Series Forty Portfolio (21).......... 32.81  to  34.99
Janus Aspen Series Overseas Portfolio (21)....... 24.42  to  26.45
Janus Aspen Series Worldwide Portfolio (24)......             8.08
MFS(R) Utilities Series (25)..................... 24.26  to  26.37
Multimanager Multi-Sector Bond (20)..............  0.51  to   2.16

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Financial Highlights (Continued)

                                                                                    AT DECEMBER 31,
                                            -----------------------------------------------------------------------------------
                                                                                    TOTAL RETURN***
                                                                                   LOWEST TO HIGHEST
                                            -----------------------------------------------------------------------------------
                                                    2011                 2010                2009                 2008
                                            ------------------    -----------------   -----------------   ------------------
Multimanager Small Cap Growth (19)......... (18.01%) to  (16.72%)  24.08% to   26.20%  30.77% to   32.93% (43.75%) to  (42.84%)
Oppenheimer Global Securities Fund/VA (21). (11.01)  to   (9.60)   12.49  to   14.30   35.46  to   37.71  (42.01)  to  (41.04)
PIMCO Variable Insurance Trust Global Bond
 Portfolio (Unhedged) (26).................   4.62   to    6.28     8.51  to   10.36   13.60  to   15.46   (3.62)  to   (2.04)
ProFund VP Bear (27)....................... (10.97)  to   (9.88)  (20.14) to  (18.78) (29.85) to  (28.72)  35.89   to   38.29
ProFund VP Rising Rates Opportunity (27)... (39.21)  to  (38.34)  (18.44) to  (17.05)  28.48  to   30.71  (39.71)  to  (38.69)
ProFund VP UltraBull (27)..................  (7.50)  to   (6.00)   18.77  to   20.74   40.53  to   42.98  (68.31)  to  (67.81)

                                            ------------


                                            ------------
                                                  2007
                                            ---------------
Multimanager Small Cap Growth (19).........  0.75% to   2.46%
Oppenheimer Global Securities Fund/VA (21).  3.05  to   4.81
PIMCO Variable Insurance Trust Global Bond
 Portfolio (Unhedged) (26).................  6.65  to   8.42
ProFund VP Bear (27)....................... (2.28) to  (0.63)
ProFund VP Rising Rates Opportunity (27)... (7.85) to  (6.34)
ProFund VP UltraBull (27).................. (2.03) to  (0.34)

   ----------
  (a)Units were made available for sale on June 15, 2007.
  (b)EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007.
  (c)EQ/Large Cap Value PLUS was substituted for Old Mutual Select Value on November 16, 2007.
  (d)EQ/Large Cap Value PLUS was substituted for Premier VIT OpCap Managed on November 16, 2007.
  (e)EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007.
  (f)EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007.
  (g)EQ/Capital Guardian Research was substituted for Premier VIT OpCap Equity on November 16, 2007.
  (h)EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007.
  (i)EQ/Mid Cap Index was substituted for AIM V.I. Mid Cap Core Equity on November 16, 2007.
  (j)EQ/Core Bond Index was substituted for Janus Aspen Series Flexible Bond on November 16, 2007.
  (k)EQ/Small Company Index was substituted for Premier VIT OpCap Small Cap on August 17, 2007.
  (l)EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007.
  (m)EQ/Morgan Stanley Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007.
  (n)EQ/Morgan Stanley Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007.
  (o)Fidelity(R) VIP Contrafund(R) Portfolio was substituted for Fidelity VIP Growth on August 17, 2007.
  (p)Franklin Income Securities Fund was substituted for Alger American Balanced on November 16, 2007.
  (q)Franklin Income Securities Fund was substituted for MFS Total Return on November 16, 2007.
  (r)Units were made available for sale on August 17, 2007.
  (s)Units were made available for sale on November 16, 2007.
  (t)EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
  (u)EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
  (v)EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
  (w)EQ/Core Bond Index replaced EQ/Bond Index due to a fund merger on September 25, 2009.
  (x)EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
  (y)EQ/Intermediate Government Bond Index replaced EQ/Government Securities due to a fund merger on September 25, 2009.
  (z)EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
 (aa)Units were made available for sale on September 14, 2009.
 (ab)Units were made available for sale on September 28, 2009.
 (ac)Invesco V.I. Dividend Growth Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011. (See Note 6)
 (ad)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011. (See Note 6)
 (ae)Units were made available for sale on May 2, 2011.
 (af)Units were made available for sale on May 23, 2011.
  (1)Represents the lowest to highest unit values of Class B shares of the Variable Investment Option in 2011.
  (2)Represents the lowest to highest unit values of Class A shares of the Variable Investment Option in 2011.
  (3)Represents the lowest to highest unit values of Service Class shares of the Variable Investment Option in 2011.
  (4)Represents the lowest to highest unit values of Class 2 shares of the Variable Investment Option in 2011.
  (5)Represents the lowest to highest unit values of Series I shares of the Variable Investment Option in 2011.
  (6)Represents the lowest to highest unit values of Institutional shares of the Variable Investment Option in 2011.
  (7)Represents the lowest to highest unit values of Initial shares of the Variable Investment Option in 2011.
  (8)Represents the lowest to highest unit values of Administrative shares of the Variable Investment Option in 2011.
  (9)Represents the lowest to highest unit values of Common shares of the Variable Investment Option in 2011.
 (10)Represents the lowest to highest expense ratios of Class B shares of the Variable Investment Option in 2011.
 (11)Represents the lowest to highest expense ratios of Class A shares of the Variable Investment Option in 2011.
 (12)Represents the lowest to highest expense ratios of Service Class shares of the Variable Investment Option in 2011.
 (13)Represents the lowest to highest expense ratios of Class 2 shares of the Variable Investment Option in 2011.
 (14)Represents the lowest to highest expense ratios of Series I shares of the Variable Investment Option in 2011.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2011

8. Financial Highlights (Concluded)

 (15)Represents the lowest to highest expense ratios of Institutional shares of the Variable Investment Option in 2011.
 (16)Represents the lowest to highest expense ratios of Initial shares of the Variable Investment Option in 2011.
 (17)Represents the lowest to highest expense ratios of Administrative shares of the Variable Investment Option in 2011.
 (18)Represents the lowest to highest expense ratios of Common shares of the Variable Investment Option in 2011.
 (19)Represents the lowest to highest total returns of Class B shares of the Variable Investment Option in 2011.
 (20)Represents the lowest to highest total returns of Class A shares of the Variable Investment Option in 2011.
 (21)Represents the lowest to highest total returns of Service Class shares of the Variable Investment Option in 2011.
 (22)Represents the lowest to highest total returns of Class 2 shares of the Variable Investment Option in 2011.
 (23)Represents the lowest to highest total returns of Series I shares of the Variable Investment Option in 2011.
 (24)Represents the lowest to highest total returns of Institutional shares of the Variable Investment Option in 2011.
 (25)Represents the lowest to highest total returns of Initial shares of the Variable Investment Option in 2011.
 (26)Represents the lowest to highest total returns of Administrative shares of the Variable Investment Option in 2011.
 (27)Represents the lowest to highest total returns of Common shares of the Variable Investment Option in 2011.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the underlying Fund, net of investment advisory fees assessed by investment advisor and other expenses of the underlying Fund, divided by the average net assets of the Variable Investment Option. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the underlying Fund in which the Variable Investment Option invest.
  ** This ratio represents the annual contract expenses of the Variable
     Investment Option, consisting of mortality and risk expenses, for each period indicated. The ratio includes only those expenses that result in a direct reduction to a net unit value. Charges made directly to Contractowner accounts by redemption of units and expenses of the respective underlying Fund are excluded from this ratio.
  ***Represents the total return for the period indicated, including changes in the value of the underlying Fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of units. The Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the respective year ended or from the commencement of operations of the Variable Investment Option.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2011 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                  INDEX TO FINANCIAL STATEMENTS AND SCHEDULES

                    MONY LIFE INSURANCE COMPANY OF AMERICA

 Report of Independent Registered Public Accounting Firm.................. F-1

 Financial Statements:
   Balance Sheets, December 31, 2011 and December 31, 2010................ F-2
   Statements of Earnings (Loss), Years Ended December 31, 2011, 2010
    and 2009.............................................................. F-3
   Statements of Comprehensive Income (Loss), Years Ended December 31,
    2011, 2010 and 2009................................................... F-4
   Statements of Shareholder's Equity, Years Ended December 31, 2011,
    2010 and 2009......................................................... F-5
   Statements of Cash Flows, Years Ended December 31, 2011, 2010 and 2009. F-6
   Notes to Financial Statements.......................................... F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company of America

In our opinion, based on our audits the accompanying balance sheets and the related statements of earnings (loss), of comprehensive income (loss), of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 2011 and 2010 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Financial Statements, the Company changed its method of accounting for recognition and presentation of other-than-temporary impairment losses on April 1, 2009.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 8, 2012

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                                                                                                    2011     2010
                                                                                                  -------- --------
                                                                                                    (IN MILLIONS)
ASSETS:
Investments:
 Fixed maturities available for sale, at fair value.............................................. $  1,967 $  1,900
 Mortgage loans on real estate...................................................................      124      141
 Policy loans....................................................................................      134      132
 Other invested assets...........................................................................       74       78
                                                                                                  -------- --------
   Total investments.............................................................................    2,299    2,251
Cash and cash equivalents........................................................................       61       92
Amounts due from reinsurers......................................................................      136      139
Deferred policy acquisition costs................................................................      228      189
Value of business acquired.......................................................................       97      107
Other assets.....................................................................................       39       29
Separate Accounts' assets........................................................................    1,604    1,840
                                                                                                  -------- --------

TOTAL ASSETS..................................................................................... $  4,464 $  4,647
                                                                                                  ======== ========

LIABILITIES
Policyholders' account balances.................................................................. $  1,608 $  1,664
Future policy benefits and other policyholders liabilities.......................................      390      378
Other liabilities................................................................................       43       42
Income taxes payable.............................................................................      134      118
Separate Accounts' liabilities...................................................................    1,604    1,840
                                                                                                  -------- --------
   Total liabilities.............................................................................    3,779    4,042
                                                                                                  -------- --------

Commitments and contingent liabilities (Notes 2, 5, 8, 9 and 13)

SHAREHOLDER'S EQUITY
Common Stock, $1.00 par value; 5.0 million shares authorized, 2.5 million issued and outstanding.        2        2
Capital in excess of par value...................................................................      515      514
Retained earnings................................................................................      113       44
Accumulated other comprehensive income (loss)....................................................       55       45
                                                                                                  -------- --------
   Total shareholder's equity....................................................................      685      605
                                                                                                  -------- --------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY....................................................... $  4,464 $  4,647
                                                                                                  ======== ========

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                         STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                   2011    2010    2009
                                                                                  ------  ------  ------
                                                                                       (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income..................... $  117  $  118  $  129
Premiums.........................................................................     42      39      40
Net investment income (loss).....................................................    116     119     122
Investment gains (losses), net:
 Total other-than-temporary impairment losses....................................     (2)    (56)    (53)
 Portion of loss recognized in other comprehensive income (loss).................     --       2      --
                                                                                  ------  ------  ------
   Net impairment losses recognized..............................................     (2)    (54)    (53)
 Other investment gains (losses), net............................................      1       6      (3)
                                                                                  ------  ------  ------
     Total investment gains (losses), net........................................     (1)    (48)    (56)
                                                                                  ------  ------  ------
Other income (loss)..............................................................      4       8      11
Increase (decrease) in the fair value of the reinsurance contract asset..........      7       1      (7)
                                                                                  ------  ------  ------
 Total revenues..................................................................    285     237     239
                                                                                  ------  ------  ------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits..........................................................     96      93      84
Interest credited to policyholders' account balances.............................     61      68      71
Compensation and benefits........................................................     30      32      26
Commissions......................................................................     45      35      31
Interest expense.................................................................     --       1       1
Amortization of deferred policy acquisition costs and value of business acquired.    (14)     41      23
Capitalization of deferred policy acquisition costs..............................    (35)    (29)    (29)
Rent expense.....................................................................      3       3       4
Other operating costs and expenses...............................................     35      30      26
                                                                                  ------  ------  ------
     Total benefits and other deductions.........................................    221     274     237
                                                                                  ------  ------  ------
Earnings (loss), before income taxes.............................................     64     (37)      2
Income tax (expense) benefit.....................................................      5      14       3
                                                                                  ------  ------  ------

Net Earnings (Loss).............................................................. $   69  $  (23) $    5
                                                                                  ======  ======  ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                   STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                   2011       2010        2009
                                                                                ---------- ----------  ----------
                                                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
 Net earnings (loss)........................................................... $       69 $      (23) $        5
                                                                                ---------- ----------  ----------

   Other comprehensive income (loss), net of income taxes:
     Change in unrealized gains (losses), net of reclassification adjustment...         10         56         114
                                                                                ---------- ----------  ----------

     Total other comprehensive income (loss), net of income taxes..............         10         56         114
                                                                                ---------- ----------  ----------

Comprehensive Income (Loss).................................................... $       79 $       33  $      119
                                                                                ========== ==========  ==========

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                      STATEMENTS OF SHAREHOLDER'S EQUITY
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                    2011   2010    2009
                                                                   ------ ------  ------
                                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY
 Common stock, at par value, beginning and end of year............ $    2 $    2  $    2
                                                                   ------ ------  ------

 Capital in excess of par value, beginning of year................    514    512     511
 Changes in capital in excess of par value........................      1      2       1
                                                                   ------ ------  ------
 Capital in excess of par value, end of year......................    515    514     512
                                                                   ------ ------  ------

 Retained earnings, beginning of year.............................     44     67      56
 Net earnings (loss)..............................................     69    (23)      5
 Impact of implementing new accounting guidance, net of taxes.....     --     --       6
                                                                   ------ ------  ------
 Retained earnings, end of year...................................    113     44      67
                                                                   ------ ------  ------

 Accumulated other comprehensive income (loss), beginning of year.     45    (11)   (119)
 Impact of implementing new accounting guidance, net of taxes.....     --     --      (6)
 Other comprehensive income (loss)................................     10     56     114
                                                                   ------ ------  ------
 Accumulated other comprehensive income (loss), end of year.......     55     45     (11)
                                                                   ------ ------  ------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR........................... $  685 $  605  $  570
                                                                   ====== ======  ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                           STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                                        2011     2010     2009
                                                                                                      -------  -------  -------
                                                                                                            (IN MILLIONS)
Net earnings (loss).................................................................................. $    69  $   (23) $     5
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
 Interest credited to policyholders' account balances................................................      61       68       71
 Universal life and investment-type product policy fee income........................................    (117)    (118)    (129)
 Change in accrued investment income.................................................................       1       --        1
 Investment (gains) losses, net......................................................................       1       48       56
 Change in deferred policy acquisition costs and value of business acquired..........................     (49)      12       (6)
 Change in the fair value of the reinsurance contract asset..........................................      (7)      (1)       7
 Change in future policy benefits....................................................................       3       (4)      (5)
 Change in other policyholders liabilities...........................................................      (3)       1       (4)
 Change in income tax payable........................................................................      11      (13)      16
 Provision for depreciation and amortization.........................................................       3        5        6
 Dividend from AllianceBernstein.....................................................................       4        5        4
 Other, net..........................................................................................      --       10      (22)
                                                                                                      -------  -------  -------

Net cash provided by (used in) operating activities..................................................     (23)     (10)      --
                                                                                                      -------  -------  -------

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans....................................     156      101      106
 Sales of investments................................................................................      16      122       93
 Purchases of investments............................................................................    (190)    (103)    (266)
 Other, net..........................................................................................      (5)      (9)      (4)
                                                                                                      -------  -------  -------

Net cash provided by (used in) investing activities..................................................     (23)     111      (71)
                                                                                                      -------  -------  -------

Cash flows from financing activities:
 Policyholders' account balances:
   Deposits..........................................................................................     156      163      176
   Withdrawals and transfers to Separate Accounts....................................................    (141)    (209)    (160)
 Repayments of note to affiliate.....................................................................      --      (20)      (4)
                                                                                                      -------  -------  -------

Net cash provided by (used in) financing activities..................................................      15      (66)      12
                                                                                                      -------  -------  -------

Change in cash and cash equivalents..................................................................     (31)      35      (59)
Cash and cash equivalents, beginning of year.........................................................      92       57      116
                                                                                                      -------  -------  -------

Cash and Cash Equivalents, End of Year............................................................... $    61  $    92  $    57
                                                                                                      =======  =======  =======

Supplemental cash flow information:
 Interest paid....................................................................................... $    --  $     1  $     1
                                                                                                      =======  =======  =======

Schedule of non-cash financing activities:
 Shared-based Programs............................................................................... $     1  $     2  $     1
                                                                                                      =======  =======  =======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1) ORGANIZATION

   MONY Life Insurance Company of America ("MLOA") is an Arizona stock life insurance company. MLOA's primary business is providing life insurance and annuity products to both individuals and businesses. MLOA is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, which is a downstream holding company of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation

   The preparation of the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the financial position of MLOA and its results of operations and cash flows for the periods presented.

   The years "2011", "2010" and "2009" refer to the years ended December 31, 2011, 2010 and 2009, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In June 2011, the Financial Accounting Standards Board ("FASB") issued new guidance to amend the existing alternatives for presenting Other comprehensive income ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance is effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, MLOA currently presents items of net earnings
   (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the statement of earnings (loss).

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

    . Consider the receivable impaired when calculating the allowance for credit losses; and

    . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on MLOA's financial statements.

   In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes", were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010, have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on MLOA's financial statements.

   In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to MLOA's financial statements, as appropriate.

   In June 2009 the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a variable interest entity ("VIE") must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year financial statements, this new guidance became effective for interim and annual reporting periods beginning
   January 1, 2010. Adoption of this guidance did not have a material impact on MLOA's results of operations or financial position.

   Beginning second quarter 2009, MLOA implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings (loss) as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

   The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in OCI. In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

   As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $6 million at that date with a corresponding decrease to Accumulated other comprehensive income (loss) ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $14 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

   Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to MLOA for 2011, 2010 and 2009 reflected increases of $0 million, $2 million and $0 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses), net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the statements of shareholder's equity and comprehensive income (loss) for all periods subsequent to implementation of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows and credit losses, including the methodologies and significant inputs used to determine those amounts.

   Future Adoption of New Accounting Pronouncements

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by International Financial Reporting Standards ("IFRS"). The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on MLOA's financial statements.

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and IFRS. The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance is effective for reporting periods beginning after December 15, 2011, with early adoption prohibited. Management does not expect that implementation of this guidance will have a material impact on MLOA's financial statements.

   In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. MLOA will adopt this guidance effective
   January 1, 2012, and will apply the retrospective method of adoption. Accordingly upon adoption, as a result of acquisition costs previously deferred that are not eligible for deferral under the amended guidance, the December 31, 2011 balances related to DAC will be reduced by approximately $51 million, income taxes payable will be reduced by approximately $18 million with a corresponding reduction, net of taxes, to Retained earnings and Total shareholders' equity of approximately $33 million. Upon adoption, for the year ended 2011, MLOA's Earnings (loss), before income taxes would decrease by approximately $8 million and Net Earnings (Loss) would decrease by approximately $5 million. Subsequent to the adoption of the guidance, the lower level of costs qualifying for deferral may be only partially offset by a lower level of amortization of DAC, and, as such, may initially result in lower earnings in future periods. While the adoption of this amended guidance changes the timing of when certain costs are reflected in MLOA's statements of Earnings (Loss), it has no effect on the total acquisition costs to be recognized over time and will have no impact on MLOA's cash flows.

   Investments

   The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   MLOA determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships and joint venture interests that MLOA has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that MLOA does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported in Other assets. MLOA records its interest in certain of these partnerships on a one quarter lag basis.

   Equity securities, which include common stock classified as AFS securities, are carried at fair value and are included in Other invested assets with changes in fair value reported in OCI.

   Units in AllianceBernstein L.P. ("AllianceBernstein"), a subsidiary of AXA Financial, are carried on the equity method and reported in Other invested assets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities and mortgage-backed securities, are reported in the financial statements on a trade date basis.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

    . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

    . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

    . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

    . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

    . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

    . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

    . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

    . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

    . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2011 and 2010, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $7 million and $9 million for commercial and $0 million and $0 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by MLOA are accounted for as a separate component of AOCI, net of related deferred income taxes and amounts attributable to DAC and value of business acquired ("VOBA") related to variable life and investment-type products.

   Fair Value of Other Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1  Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2  Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3  Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   MLOA defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   At December 31, 2011 and 2010, respectively, investments classified as Level 1 comprise approximately 45.9% and 50.5% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2011 and 2010, respectively, investments classified as Level 2 comprise approximately 52.2% and 47.9% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by MLOA and the resulting prices determined to be representative of exit values.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2011 and 2010, respectively, approximately $28 million and $35 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   At December 31, 2011 and 2010, respectively, investments classified as Level 3 comprise approximately 1.9% and 1.6% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2011 and 2010, respectively, were approximately $0 million and $18 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. MLOA applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $35 million and $42 million of mortgage- and asset-backed securities, including Commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2011 and 2010, respectively. At December 31, 2011, MLOA continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities. In applying this valuation methodology, MLOA adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third-party service whose process placed significant reliance on market trading activity.

   Level 3 also includes the guaranteed minimum income benefit ("GMIB") reinsurance asset which is accounted for as a derivative contract. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios. The valuation of the GMIB asset incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Incremental adjustment is made to the resulting fair values of the GMIB asset to reflect changes in the claims-paying ratings of counterparties to the reinsurance treaties and of MLOA, respectively. After giving consideration to collateral arrangements, MLOA made no adjustment to reduce the fair value of its GMIB asset at December 31, 2011 and 2010 to recognize incremental counterparty non-performance risk.

   Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2011 and 2010, no assets were required to be measured at fair value on a non-recurring basis.

   Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts.

   Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in Policyholders' account balances, are estimated using projected cash flows discounted at rates reflecting current market rates.

   The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected cash flows. Expected cash flows are discounted back to the present at the current market rates.

   Recognition of Insurance Income and Related Expenses

   Premiums from variable life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   DAC and VOBA

   DAC. Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   VOBA. VOBA, which arose from MLOA's 2004 acquisition by AXA Financial, was established in accordance with purchase accounting guidance for business combinations. VOBA is the actuarially determined present value of estimated future gross profits from insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (up to 50 years from the date of issue) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

   Amortization Policy. For universal life ("UL") products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC and VOBA are amortized using the present value of estimated assessments. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits or assessments would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in shareholders' equity as of the balance sheet date.

   A significant assumption in the amortization of DAC and VOBA on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC and VOBA amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2011, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (7.3% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (13.3% net of product weighted average Separate Account fees) and 0.0% (-1.7% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. At December 31, 2011, current projections of future average gross market returns assume a 0.0% annualized return for the next two quarters, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in six quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment-type products relate to contract persistency and General Account investment spread.

   DAC and VOBA associated with non-participating traditional life policies, are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC and VOBA related to these policies are subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC and VOBA are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   MLOA issues or has issued certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. MLOA also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3.0% to 6.0% for life insurance liabilities and from 3.0% to 6.0% for annuity liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Separate Accounts

   Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

   The investment results of Separate Accounts, including unrealized gains (losses), on which MLOA does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the statements of earnings (loss). For 2011, 2010 and 2009, investment results of such Separate Accounts were gains (losses) of $(49) million, $247 million and $394 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   MLOA reports the General Account's interests in Separate Accounts as other invested assets in the balance sheets.

   Other Accounting Policies

   AXA Financial and certain of its consolidated subsidiaries, including MLOA, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities classified as AFS; no equity securities were classified as AFS at December 31, 2011 and 2010.

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                     GROSS       GROSS
                                        AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                          COST       GAINS       LOSSES    FAIR VALUE IN AOCI /(3)/
                                        ---------- ---------- ------------ ---------- ------------
                                                              (IN MILLIONS)
DECEMBER 31, 2011:
Fixed Maturities:
 Corporate............................. $    1,554 $      147 $          8 $   1,693    $     --
 U.S. Treasury, government and agency..         99          6           --       105          --
 States and political subdivisions.....         21          1           --        22          --
 Foreign governments...................          4         --           --         4          --
 Commercial mortgage-backed............         63         --           34        29           2
 Residential mortgage-backed /(1)/.....         26          2           --        28          --
 Asset-backed /(2)/....................          9          1           --        10          --
 Redeemable preferred stock............         81         --            5        76          --
                                        ---------- ---------- ------------ ---------    --------
Total at December 31, 2011............. $    1,857 $      157 $         47 $   1,967    $      2
                                        ========== ========== ============ =========    ========

December 31, 2010:
Fixed maturities:
 Corporate............................. $    1,522 $      112 $          5 $   1,629    $     --
 U.S. Treasury, government and agency..         87          1           --        88          --
 States and political subdivisions.....         21         --            1        20          --
 Foreign governments...................          4         --           --         4          --
 Commercial mortgage-backed............         68         --           32        36           3
 Residential mortgage-backed /(1)/.....         33          2           --        35          --
 Asset-backed /(2)/....................         10          1           --        11          --
 Redeemable preferred stock............         81         --            4        77          --
                                        ---------- ---------- ------------ ---------    --------
Total at December 31, 2010............. $    1,826 $      116 $         42 $   1,900    $      3
                                        ========== ========== ============ =========    ========

 /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
 /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2011 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2011

                                        AMORTIZED
                                          COST     FAIR VALUE
                                        ---------- ----------
                                            (IN MILLIONS)
Due in one year or less................ $       74 $       75
Due in years two through five..........        812        868
Due in years six through ten...........        653        726
Due after ten years....................        139        155
                                        ---------- ----------
   Subtotal............................      1,678      1,824
Commercial mortgage-backed securities..         63         29
Residential mortgage-backed securities.         26         28
Asset-backed securities................          9         10
                                        ---------- ----------
Total.................................. $    1,776 $    1,891
                                        ========== ==========

   MLOA recognized OTTI on AFS fixed maturities as follows:

                                                        DECEMBER 31,
                                                   ---------------------
                                                    2011   2010    2009
                                                   -----  ------  ------
                                                       (IN MILLIONS)
Credit losses recognized in earnings (loss)/ (1)/. $  (2) $  (54) $  (53)
Non-credit losses recognized in OCI...............    --      (2)     --
                                                   -----  ------  ------
Total OTTI........................................ $  (2) $  (56) $  (53)
                                                   =====  ======  ======

 /(1)/During 2011, 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $0 million, $1 million and $0 million related to AFS fixed maturities as MLOA intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated and the corresponding changes in such amounts.

                   FIXED MATURITIES--CREDIT LOSS IMPAIRMENTS

                                                                                         2011    2010
                                                                                        ------  ------
                                                                                         (IN MILLIONS)
Balances at January 1,................................................................. $  (83) $  (54)
Previously recognized impairments on securities that matured, paid, prepaid or sold....     11      25
Recognized impairments on securities impaired to fair value this period/(1)/...........     --      (1)
Impairments recognized this period on securities not previously impaired...............     (2)    (52)
Additional impairments this period on securities previously impaired...................     --      (1)
Increases due to passage of time on previously recorded credit losses..................     --      --
Accretion of previously recognized impairments due to increases in expected cash flows.     --      --
                                                                                        ------  ------
Balances at December 31,............................................................... $  (74) $  (83)
                                                                                        ======  ======

 /(1)/Represents circumstances where MLOA determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                DECEMBER 31,
                               -------------
                                2011    2010
                               ------  -----
                               (IN MILLIONS)
AFS Securities:
 Fixed maturities:
   With OTTI loss............. $   (5) $  (3)
   All other..................    115     77
                               ------  -----
Net Unrealized (Gains) Losses. $  110  $  74
                               ======  =====

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                              AOCI GAIN
                                                               NET                              (LOSS)
                                                           UNREALIZED           DEFERRED    RELATED TO NET
                                                              GAINS      DAC     INCOME       UNREALIZED
                                                           (LOSSES) ON   AND    TAX ASSET     INVESTMENT
                                                           INVESTMENTS   VOBA  (LIABILITY)  GAINS (LOSSES)
                                                          -------------  ----- ----------- ---------------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2011................................. $          (3) $  --  $        1 $            (2)
Net investment gains (losses) arising during the period..            (2)    --          --              (2)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss).......................            --     --          --              --
   Excluded from Net earnings (loss)/ (1)/...............            --     --          --              --
Impact of net unrealized investment gains (losses) on:
   DAC and VOBA..........................................            --      1          --               1
   Deferred income taxes.................................            --     --           1               1
                                                          -------------  -----  ---------- ---------------
BALANCE, DECEMBER 31, 2011............................... $          (5) $   1  $        2 $            (2)
                                                          =============  =====  ========== ===============

BALANCE, JANUARY 1, 2010................................. $          --  $  --  $       -- $            --
Net investment gains (losses) arising during the period..            (2)    --          --              (2)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss).......................             1     --          --               1
   Excluded from Net earnings (loss)/ (1)/...............            (2)    --          --              (2)
Impact of net unrealized investment gains (losses) on:
   DAC and VOBA..........................................            --     --          --              --
   Deferred income taxes.................................            --     --           1               1
   Policyholders liabilities.............................            --     --          --              --
                                                          -------------  -----  ---------- ---------------
BALANCE, DECEMBER 31, 2010............................... $          (3) $  --  $        1 $            (2)
                                                          =============  =====  ========== ===============

 /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                             AOCI GAIN
                                                              NET               DEFERRED   (LOSS) RELATED
                                                          UNREALIZED             INCOME        TO NET
                                                             GAINS      DAC        TAX       UNREALIZED
                                                          (LOSSES) ON   AND       ASSET      INVESTMENT
                                                          INVESTMENTS   VOBA   (LIABILITY) GAINS (LOSSES)
                                                          -----------  ------  ----------- --------------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2011................................. $        77  $   (6)  $    (24)   $         47
Net investment gains (losses) arising during the period..          36      --         --              36
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss).......................           2      --         --               2
   Excluded from Net earnings (loss)/ (1)/...............          --      --         --              --
Impact of net unrealized investment gains (losses) on:
   DAC and VOBA..........................................          --     (21)        --             (21)
   Deferred income taxes.................................          --      --         (7)             (7)
                                                          -----------  ------   --------    ------------
BALANCE, DECEMBER 31, 2011............................... $       115  $  (27)  $    (31)   $         57
                                                          ===========  ======   ========    ============

BALANCE, JANUARY 1, 2010................................. $       (24) $    7   $      6    $        (11)
Net investment gains (losses) arising during the period..          52      --         --              52
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss).......................          47      --         --              47
   Excluded from Net earnings (loss)/ (1)/...............           2      --         --               2
Impact of net unrealized investment gains (losses) on:
   DAC and VOBA..........................................          --     (13)        --             (13)
   Deferred income taxes.................................          --      --        (30)            (30)
   Policyholders liabilities.............................          --      --         --              --
                                                          -----------  ------   --------    ------------
BALANCE, DECEMBER 31, 2010............................... $        77  $   (6)  $    (24)   $         47
                                                          ===========  ======   ========    ============

 /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 93 issues at December 31, 2011 and the 108 issues at December 31, 2010 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                        LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                       --------------------  --------------------  --------------------
                                                    GROSS                 GROSS                 GROSS
                                                  UNREALIZED            UNREALIZED            UNREALIZED
                                       FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                       ---------- ---------- ---------- ---------- ---------- ----------
                                                                 (IN MILLIONS)
DECEMBER 31, 2011
Fixed Maturities:
 Corporate............................  $   105    $     (6)  $    13    $     (2)  $   118    $     (8)
 U.S. Treasury, government and agency.       --          --        --          --        --          --
 States and political subdivisions....
 Foreign governments..................       --          --         2          --         2          --
 Commercial mortgage-backed...........        1          (2)       27         (32)       28         (34)
 Residential mortgage-backed..........       --          --        --          --        --          --
 Asset-backed.........................       --          --        --          --        --          --
 Redeemable preferred stock...........       29          (2)       30          (3)       59          (5)
                                        -------    --------   -------    --------   -------    --------

Total.................................  $   135    $    (10)  $    72    $    (37)  $   207    $    (47)
                                        =======    ========   =======    ========   =======    ========
December 31, 2010
Fixed Maturities:
 Corporate............................  $    87    $     (3)  $    30    $     (2)  $   117    $     (5)
 U.S. Treasury, government and agency.        2          --        --          --         2          --
 States and political subdivisions....       19          (1)       --          --        19          (1)
 Foreign governments..................        2          --        --          --         2          --
 Commercial mortgage-backed...........        1          (1)       32         (31)       33         (32)
 Residential mortgage-backed..........       --          --        --          --        --          --
 Asset-backed.........................       --          --         1          --         1          --
 Redeemable preferred stock...........       --          --        70          (4)       70          (4)
                                        -------    --------   -------    --------   -------    --------

Total.................................  $   111    $     (5)  $   133    $    (37)  $   244    $    (42)
                                        =======    ========   =======    ========   =======    ========

   MLOA's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the shareholder's equity of MLOA, other than securities of the U.S. government, U.S. government agencies and certain securities guaranteed by the U.S. government. MLOA maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 1.2% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2011 and 2010 were $27 million and $27 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2011 and 2010, respectively, approximately $150 million and $175 million, or 8.1% and 9.6%, of the $1,857 million and $1,826 million aggregate amortized cost of fixed maturities held by MLOA were considered to be other than investment grade. These securities had net unrealized losses of $35 million and $30 million at December 31, 2011 and 2010, respectively.

   MLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. MLOA's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2011 and 2010, respectively, MLOA owned $4 million and $5 million in RMBS backed by subprime residential mortgage loans, and $0 million and $0 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2011, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $2 million.

   Valuation Allowances for Mortgage Loans:

   Allowances for credit losses for mortgage loans in 2011 are as follows:

                                                    COMMERCIAL MORTGAGE
                                                        LOANS
                                                    -------------------
                                                    2011   2010   2009
                                                    ----   ----   ----
                                                       (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,...................... $ 2    $ 2    $--
   Charge-offs.....................................  --     --     --
   Recoveries......................................  --     --     --
   Provision.......................................   1     --      2
                                                    ---    ---    ---
Ending Balance, December 31,....................... $ 3    $ 2    $ 2
                                                    ===    ===    ===

Ending Balance, December 31,:
   Individually Evaluated for Impairment........... $ 3    $ 2    $ 2
                                                    ===    ===    ===
   Collectively Evaluated for Impairment........... $--    $--    $--
                                                    ===    ===    ===

   Loans Acquired with Deteriorated Credit Quality. $--    $--    $--
                                                    ===    ===    ===

   There were no allowances for credit losses for agricultural mortgage loans in 2011, 2010 and 2009.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2011 and 2010, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2011

                                              DEBT SERVICE COVERAGE RATIO
                                                                              LESS   TOTAL
                                     GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO THAN  MORTGAGE
                                    THAN 2.0X  2.0X    1.8X    1.5X    1.2X   1.0X   LOANS
LOAN-TO-VALUE RATIO:/ (2)/          --------- ------- ------- ------- ------- ----- ---------
                                                     (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/ (1)/
 0% - 50%.......................... $      5  $    -- $   17  $   --  $     1 $  -- $      23
 50% - 70%.........................       --       --     --      41       --    --        41
 70% - 90%.........................       --       --     --       6       --    --         6
 90% plus..........................       10       --     --      --       --    --        10
                                    --------  ------- ------  ------  ------- ----- ---------

Total Commercial Mortgage Loans.... $     15  $    -- $   17  $   47  $     1 $  -- $      80
                                    ========  ======= ======  ======  ======= ===== =========

AGRICULTURAL MORTGAGE LOANS/ (1)/
 0% - 50%.......................... $      1  $    -- $    5  $    9  $     1 $  21 $      37
 50% - 70%.........................        1       --      2       2        3     2        10
 70% - 90%.........................       --       --     --      --       --    --        --
 90% plus..........................       --       --     --      --       --    --        --
                                    --------  ------- ------  ------  ------- ----- ---------

Total Agricultural Mortgage Loans.. $      2  $    -- $    7  $   11  $     4 $  23 $      47
                                    ========  ======= ======  ======  ======= ===== =========

                                       DEBT SERVICE COVERAGE RATIO
                                                                       LESS   TOTAL
                              GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO THAN  MORTGAGE
                             THAN 2.0X  2.0X    1.8X    1.5X    1.2X   1.0X   LOANS
LOAN-TO-VALUE RATIO:/ (2)/   --------- ------- ------- ------- ------- ----- ---------
                                              (IN MILLIONS)
TOTAL MORTGAGE LOANS/ (1)/
 0% - 50%................... $      6  $   --  $   22  $    9  $    2  $  21 $      60
 50% - 70%..................        1      --       2      43       3      2        51
 70% - 90%..................       --      --      --       6      --     --         6
 90% plus...................       10      --      --      --      --     --        10
                             --------  ------  ------  ------  ------  ----- ---------

Total Mortgage Loans........ $     17  $   --  $   24  $   58  $    5  $  23 $     127
                             ========  ======  ======  ======  ======  ===== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
 /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2010

                                              DEBT SERVICE COVERAGE RATIO
                                                                              LESS   TOTAL
                                     GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO THAN  MORTGAGE
                                    THAN 2.0X  2.0X    1.8X    1.5X    1.2X   1.0X   LOANS
LOAN-TO-VALUE RATIO: /(2)/          --------- ------- ------- ------- ------- ----- --------
                                                     (IN MILLIONS)
Commercial Mortgage Loans /(1)/
 0%- 50%...........................  $     5   $  --   $  --  $   --   $   2  $  -- $      7
 50% - 70%.........................       --      --      30       7       4     --       41
 70% - 90%.........................       --      --      --      28      --     --       28
 90% plus..........................       10      --      --      --      --     --       10
                                     -------   -----   -----  ------   -----  ----- --------

Total Commercial Mortgage Loans....  $    15   $  --   $  30  $   35   $   6  $  -- $     86
                                     =======   =====   =====  ======   =====  ===== ========
AGRICULTURAL MORTGAGE LOANS /(1)/
 0% - 50%..........................  $     2   $  --   $   6  $    7   $   1  $  25 $     41
 50% - 70%.........................        1      --       1       5       4      5       16
 70% - 90%.........................       --      --      --      --      --     --       --
 90% plus..........................       --      --      --      --      --     --       --
                                     -------   -----   -----  ------   -----  ----- --------

Total Agricultural Mortgage Loans..  $     3   $  --   $   7  $   12   $   5  $  30 $     57
                                     =======   =====   =====  ======   =====  ===== ========
TOTAL MORTGAGE LOANS /(1)/
 0% - 50%..........................  $     7   $  --   $   6  $    7   $   3  $  25 $     48
 50% - 70%.........................        1      --      31      12       8      5       57
 70% - 90%.........................       --      --      --      28      --     --       28
 90% plus..........................       10      --      --      --      --     --       10
                                     -------   -----   -----  ------   -----  ----- --------

Total Mortgage Loans...............  $    18   $  --   $  37  $   47   $  11  $  30 $    143
                                     =======   =====   =====  ======   =====  ===== ========

 /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
 /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2011 and 2010, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                           RECORDED
                                                                          INVESTMENT
                                                               TOTAL    (GREATER THAN)
                   30-59 60-89   90 DAYS OR                  FINANCING     90 DAYS
                   DAYS  DAYS  (GREATER THAN) TOTAL CURRENT RECEIVABLES  AND ACCRUING
                   ----- ----- -------------- ----- ------- ----------- --------------
                                              (IN MILLIONS)
DECEMBER 31, 2011
 Commercial....... $  -- $  -- $          --  $  -- $    80 $       80  $          --
 Agricultural.....    --    --            --     --      47         47             --
                   ----- ----- -------------  ----- ------- ----------  -------------
TOTAL MORTGAGE
  LOANS........... $  -- $  -- $          --  $  -- $   127 $      127  $          --
                   ===== ===== =============  ===== ======= ==========  =============
December 31, 2010
 Commercial....... $  -- $  -- $          --  $  -- $    86 $       86  $          --
 Agricultural.....    --    --            --     --      57         57             --
                   ----- ----- -------------  ----- ------- ----------  -------------
Total Mortgage
  Loans........... $  -- $  -- $          --  $  -- $   143 $      143  $          --
                   ===== ===== =============  ===== ======= ==========  =============

   The following table provides information relating to impaired loans at December 31, 2011 and 2010, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                 UNPAID                   AVERAGE       INTEREST
                                      RECORDED  PRINCIPAL   RELATED      RECORDED        INCOME
                                     INVESTMENT  BALANCE   ALLOWANCE  INVESTMENT/ (1)/ RECOGNIZED
                                     ---------- --------- ----------  ---------------  -----------
                                                            (IN MILLIONS)
DECEMBER 31, 2011
With no related allowance recorded:
 Commercial mortgage loans--other... $       -- $     --  $       --    $        --    $        --
 Agricultural mortgage loans........         --       --          --             --             --
                                     ---------- --------  ----------    -----------    -----------
TOTAL............................... $       -- $     --  $       --    $        --    $        --
                                     ========== ========  ==========    ===========    ===========
With related allowance recorded:
 Commercial mortgage loans--other... $       10 $     10  $       (3)   $        10    $        --
 Agricultural mortgage loans........         --       --          --             --             --
                                     ---------- --------  ----------    -----------    -----------
TOTAL............................... $       10 $     10  $       (3)   $        10    $        --
                                     ========== ========  ==========    ===========    ===========
December 31, 2010
With no related allowance recorded:
 Commercial mortgage loans--other... $       -- $     --  $       --    $        --    $        --
 Agricultural mortgage loans........         --       --          --             --             --
                                     ---------- --------  ----------    -----------    -----------
Total............................... $       -- $     --  $       --    $        --    $        --
                                     ========== ========  ==========    ===========    ===========
With related allowance recorded:
 Commercial mortgage loans--other... $       10 $     10  $       (2)   $        10    $         1
 Agricultural mortgage loans........         --       --          --             --             --
                                     ---------- --------  ----------    -----------    -----------
Total............................... $       10 $     10  $       (2)   $        10    $         1
                                     ========== ========  ==========    ===========    ===========

 /(1)/Represents a five-quarter average of recorded amortized cost.

   Impaired mortgage loans along with the related investment valuation allowances at December 31, 2009 follow:

                                                                 December 31,
                                                                     2009
                                                                 -------------
                                                                 (In Millions)
Impaired mortgage loans with investment valuation allowances....  $       10
Impaired mortgage loans without investment valuation allowances.          --
                                                                  ----------
Recorded investment in impaired mortgage loans..................          10
Investment valuation allowances.................................          (2)
                                                                  ----------
Net Impaired Mortgage Loans.....................................  $        8
                                                                  ==========

   During 2009, MLOA's average recorded investment in impaired mortgage loans was $6 million. Interest income recognized on these impaired mortgage loans totaled $0 million for 2009.

   Equity Investments

   MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2011 and 2010 were $2 million and $2 million, respectively.

   The following table presents MLOA's investment in 2.6 million units in AllianceBernstein, an affiliate, which is included in Other invested assets:

                                                           2011   2010
                                                          -----  -----
                                                          (IN MILLIONS)
Balance at January 1,.................................... $  76  $  79
Equity in net earnings (loss)............................    (2)     4
Impact of repurchase/issuance of AllianceBernstein Units.     2     (2)
Dividends received.......................................    (4)    (5)
                                                          -----  -----

Balance at December 31,.................................. $  72  $  76
                                                          =====  =====

4) VALUE OF BUSINESS ACQUIRED

   The following table presents MLOA's VOBA asset at December 31, 2011 and 2010:

                    GROSS    ACCUMULATED
                   CARRYING  AMORTIZATION
                    AMOUNT  AND OTHER/ (1)/  NET
                   -------- --------------  ------
                           (IN MILLIONS)
VOBA
DECEMBER 31, 2011. $   416   $       (319)  $   97
                   =======   ============   ======

December 31, 2010. $   416   $       (309)  $  107
                   =======   ============   ======

 /(1)/Includes reactivity to unrealized investment gains (losses) and impact of the December 31, 2005 modified coinsurance ("MODCO") recapture.

   For 2011, negative amortization expense related to VOBA was $10 million. For 2010 and 2009, amortization expense related to VOBA was $27 million and $17 million, respectively. VOBA amortization is estimated to range between $13 million and $7 million annually through 2016.

5) FAIR VALUE DISCLOSURES

   Assets measured at fair value on a recurring basis are summarized below:

                            FAIR VALUE MEASUREMENTS

                                          LEVEL 1  LEVEL 2  LEVEL 3  TOTAL
                                          -------- -------- ------- --------
                                                    (IN MILLIONS)
DECEMBER 31, 2011
ASSETS:
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................. $     -- $  1,659 $   34  $  1,693
   U.S. Treasury, government and agency..       --      105     --       105
   States and political subdivisions.....       --       22     --        22
   Foreign governments...................       --        4     --         4
   Commercial mortgage-backed............       --       --     29        29
   Residential mortgage-backed/(1)/......       --       28     --        28
   Asset-backed/(2)/.....................       --        5      5        10
   Redeemable preferred stock............       19       57     --        76
                                          -------- -------- ------  --------
     Subtotal............................       19    1,880     68     1,967
                                          -------- -------- ------  --------
 Other equity investments................        1       --     --         1
Cash equivalents.........................       57       --     --        57
GMIB reinsurance contracts...............       --       --      9         9
Separate Accounts' assets................    1,589       15     --     1,604
                                          -------- -------- ------  --------
   Total Assets.......................... $  1,666 $  1,895 $   77  $  3,638
                                          ======== ======== ======  ========

December 31, 2010
Assets:
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................. $     -- $  1,610 $   19  $  1,629
   U.S. Treasury, government and agency..       --       88     --        88
   States and political subdivisions.....       --       20     --        20
   Foreign governments...................       --        4     --         4
   Commercial mortgage-backed............       --       --     36        36
   Residential mortgage-backed/(1)/......       --       35     --        35
   Asset-backed/(2)/.....................       --        6      5        11
   Redeemable preferred stock............       19       58     --        77
                                          -------- -------- ------  --------
     Subtotal............................       19    1,821     60     1,900
                                          -------- -------- ------  --------
 Other equity investments................        1       --     --         1
Cash equivalents.........................       87       --     --        87
GMIB reinsurance contracts...............       --       --      2         2
Separate Accounts' assets................    1,825       15     --     1,840
                                          -------- -------- ------  --------
   Total Assets.......................... $  1,932 $  1,836 $   62  $  3,830
                                          ======== ======== ======  ========

 /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2011, AFS fixed maturities with fair values of $5 million and $0 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $22 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 4.0% of total equity at December 31, 2011.

   In 2010, AFS fixed maturities with fair values of $9 million and $1 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $2 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2% of total equity at December 31, 2010.

   The table below presents a reconciliation for all Level 3 assets at December 31, 2011 and 2010, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                         COMMERCIAL          REDEEMABLE     GMIB
                                                                         MORTGAGE-   ASSET-  PREFERRED   REINSURANCE
                                                             CORPORATE     BACKED    BACKED    STOCK      CONTRACTS
                                                             ---------  -----------  ------- ----------- -----------
                                                                                  (IN MILLIONS)
BALANCE, JANUARY 1, 2011.................................... $      19  $        36  $     5 $        -- $         2
Total gains (losses), realized and unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)...........................        --           --       --          --          --
     Investment gains (losses), net.........................        --           (1)      --          --          --
     Increase (decrease) in the fair value of
       reinsurance contracts................................        --           --       --          --           7
                                                             ---------  -----------  ------- ----------- -----------
       Subtotal............................................. $      --  $        (1) $    -- $        -- $         7
                                                             ---------  -----------  ------- ----------- -----------
   Other comprehensive income (loss)........................        (2)          (3)      --          --          --
Purchases...................................................        --           --       --          --          --
Sales.......................................................        (1)          (3)      --          --          --
Transfers into Level 3/ (2)/................................        22           --       --          --          --
Transfers out of Level 3/ (2)/..............................        (4)          --       --          --          --
                                                             ---------  -----------  ------- ----------- -----------
BALANCE, DECEMBER 31, 2011/ (1)/............................ $      34  $        29  $     5 $        -- $         9
                                                             =========  ===========  ======= =========== ===========

BALANCE, JANUARY 1, 2010.................................... $      24  $        63  $     5 $         6 $         1
Total gains (losses), realized and unrealized included in:
   Earnings (loss) as:
     Net investment income (loss)...........................        --           --       --          --          --
     Investment gains (losses), net.........................        --          (53)      --           2          --
     Increase (decrease) in the fair value of
       reinsurance contracts................................        --           --       --          --          --
                                                             ---------  -----------  ------- ----------- -----------
       Subtotal............................................. $      --  $      (53)  $    -- $         2 $        --
                                                             ---------  -----------  ------- ----------- -----------
   Other comprehensive income (loss)........................        --           26       --          --          --
Purchases/issuances.........................................         4           --       --          --           1
Sales/settlements...........................................        (2)          --       --         (8)          --
Transfers into/out of Level 3/ (2)/.........................        (7)          --       --          --          --
                                                             ---------  -----------  ------- ----------- -----------
BALANCE, DECEMBER 31, 2010/ (1)/............................ $      19  $        36  $     5 $        -- $         2
                                                             =========  ===========  ======= =========== ===========

 /(1)/There were no U.S. Treasury, government and agency; State and political subdivisions; Foreign government; Residential mortgage-backed securities; Other equity investments; Other invested assets or Separate Accounts' assets classified as Level 3 at December 31, 2011 and 2010.
 /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2011 and 2010 by category for Level 3 assets still held at December 31, 2011 and 2010, respectively.

                                                               EARNINGS (LOSS)
                                                   ---------------------------------------
                                                                             INCREASE
                                                      NET     INVESTMENT (DECREASE) IN THE
                                                   INVESTMENT   GAINS      FAIR VALUE OF
                                                     INCOME   (LOSSES),     REINSURANCE
                                                     (LOSS)      NET         CONTRACTS      OCI
                                                   ---------- ---------- ----------------- -----
                                                                   (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2011
STILL HELD AT DECEMBER 31, 2011: /(1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Commercial mortgage-backed................... $       -- $       --  $            --  $  (4)
     Other fixed maturities, available-for-sale...         --         --               --     (2)
                                                   ---------- ----------  ---------------  -----
       Subtotal................................... $       -- $       --  $            --  $  (6)
                                                   ---------- ----------  ---------------  -----
   GMIB reinsurance contracts.....................         --         --                7     --
                                                   ---------- ----------  ---------------  -----
       Total...................................... $       -- $       --  $             7  $  (6)
                                                   ========== ==========  ===============  =====
Level 3 Instruments
Full Year 2010
Still Held at December 31, 2010: /(1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Commercial mortgage-backed................... $       -- $       --  $            --  $  26
     Other fixed maturities, available-for-sale...         --         --               --     --
                                                   ---------- ----------  ---------------  -----
       Subtotal................................... $       -- $       --  $            --  $  26
                                                   ---------- ----------  ---------------  -----
   GMIB reinsurance contracts.....................         --         --                1     --
                                                   ---------- ----------  ---------------  -----
       Total...................................... $       -- $       --  $             1  $  26
                                                   ========== ==========  ===============  =====

 /(1)/There were no Equity securities classified as AFS, Other equity investments, Cash equivalents and Separate Accounts' assets at December 31, 2011 and 2010.

   The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3 and 5 are presented in the table below.

                                                               DECEMBER 31,
                                                  ---------------------------------------
                                                         2011                2010
                                                  ------------------- -------------------
                                                  CARRYING            Carrying
                                                   VALUE   FAIR VALUE  Value   Fair Value
                                                  -------- ---------- -------- ----------
                                                               (IN MILLIONS)
Mortgage loans on real estate.................... $    124  $    130   $  141   $    146
Policyholders liabilities - Investment contracts.      229       242      268        273

6) GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

   A) Variable Annuity Contracts -- GMDB and GMIB

   MLOA has certain variable annuity contracts with GMDB and GMIB features-in-force that guarantee one of the following:

    . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

    . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

    . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                               GMDB   GMIB  TOTAL
                              -----  -----  -----
                                 (IN MILLIONS)
Balance at January 1, 2009... $   6  $   3  $   9
 Paid guarantee benefits.....    (3)    --     (3)
 Other changes in reserve....     2     --      2
                              -----  -----  -----
Balance at December 31, 2009.     5      3      8
 Paid guarantee benefits.....    (2)    --     (2)
 Other changes in reserve....     3     (1)     2
                              -----  -----  -----
Balance at December 31, 2010.     6      2      8
 Paid guarantee benefits.....    (2)    --     (2)
 Other changes in reserve....     3     --      3
                              -----  -----  -----
Balance at December 31, 2011. $   7  $   2  $   9
                              =====  =====  =====

   Related GMDB reinsurance ceded amounts were:

                                  GMDB
                              -------------
                              (IN MILLIONS)
Balance at January 1, 2009...  $        3
 Paid guarantee benefits.....          --
 Other changes in reserve....          --
                               ----------
Balance at December 31, 2009.           3
 Paid guarantee benefits.....          (1)
 Other changes in reserve....           1
                               ----------
Balance at December 31, 2010.           3
 Paid guarantee benefits.....          --
 Other changes in reserve....           1
                               ----------
Balance at December 31, 2011.  $        4
                               ==========

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2011 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                       RETURN OF
                                                        PREMIUM   RATCHET  ROLL-UP   COMBO    TOTAL
                                                       ---------  -------  -------  -------  -------
                                                                   (DOLLARS IN MILLIONS)
GMDB:
 Account values invested in:
   General Account.................................... $     124  $   180  $   N/A  $    28  $   332
   Separate Accounts.................................. $     331  $   422  $   N/A  $    71  $   824
 Net amount at risk, gross............................ $       6  $    74  $   N/A  $    23  $   103
 Net amount at risk, net of amounts reinsured......... $       6  $    60  $   N/A  $     1  $    67
 Average attained age of contractholders..............      65.5     65.6      N/A     65.1     65.5
 Percentage of contractholders over age 70............      24.3%    23.6%     N/A     21.5%    23.8%
 Contractually specified interest rates...............       N/A      N/A      N/A      5.0%     5.0%
GMIB:
 Account values invested in:
   General Account....................................       N/A      N/A  $    28  $   N/A  $    28
   Separate Accounts..................................       N/A      N/A  $    70  $   N/A  $    70
 Net amount at risk, gross............................       N/A      N/A  $     5  $   N/A  $     5
 Net amount at risk, net of amounts reinsured.........       N/A      N/A  $    --  $   N/A  $    --
 Weighted average years remaining until annuitization.       N/A      N/A      1.9      N/A      1.9
 Contractually specified interest rates...............       N/A      N/A      5.0%     N/A      5.0%

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

               DECEMBER 31,
              ---------------
               2011    2010
              ------ --------
               (IN MILLIONS)
GMDB:
Equity....... $  685 $    878
Fixed income.     89      111
Balanced.....     16       18
Other........     34       46
              ------ --------
Total........ $  824 $  1,053
              ====== ========
GMIB:
Equity....... $   54 $     73
Fixed income.     12       15
Other........      4        6
              ------ --------
Total........ $   70 $     94
              ====== ========

   C) Variable and Interest-Sensitive Life Insurance Policies -- No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At both December 31, 2011 and 2010, MLOA had liabilities of $1 million for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders' liabilities.

7) REINSURANCE

   MLOA reinsures most of its new variable life policies on an excess of retention basis. MLOA maintains a maximum of $4 million on single-life policies and $6 million on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate and wholly-owned subsidiary of AXA Financial, up to a combined maximum of $20 million on single-life policies and $25 million on second-to-die policies. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with GMDB in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider were similarly reinsured. The GMIB was 100% reinsured up to individual and aggregate limits as well as limits that are based on benefit utilization.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2011 and 2010 were $9 million and $2 million, respectively. The increases (decreases) in estimated fair value were $7 million, $1 million and $(7) million for 2011, 2010 and 2009, respectively.

   At December 31, 2011 and 2010, respectively, reinsurance recoverables related to insurance contracts amounted to $136 million and $139 million, of which $56 million in 2011 and $59 million in 2010 related to one specific reinsurer, which is rated AA- with the remainder of the reinsurers rated BBB and above or not rated. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. MLOA evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   The following table summarizes the effect of reinsurance:

                                                                    2011    2010    2009
                                                                   ------  ------  ------
                                                                        (IN MILLIONS)
Direct premiums................................................... $   68  $   66  $   70
Assumed...........................................................      2       2       1
Reinsurance ceded.................................................    (28)    (29)    (31)
                                                                   ------  ------  ------
Premiums.......................................................... $   42  $   39  $   40
                                                                   ======  ======  ======
Variable Life and Investment-type Product Policy Fee Income Ceded. $   31  $   31  $   30
                                                                   ======  ======  ======
Policyholders' Benefits Ceded..................................... $   39  $   43  $   29
                                                                   ======  ======  ======

8) RELATED PARTY TRANSACTIONS

   Under its service agreement with AXA Equitable, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreement are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $51 million, $47 million and $46 million for 2011, 2010 and 2009, respectively. At December 31, 2011 and 2010, respectively, MLOA reported an $11 million and $8 million payable to AXA Equitable in connection with its service agreement.

   Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. Beginning in 2008 AXA Global Life, in turn, retrocedes a quota share portion of these risks to AXA Equitable and MLOA on a one-year term basis. Premiums and experience refunds earned in 2011, 2010 and 2009 under this arrangement totaled approximately $2 million, $2 million and $1 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $1 million, $2 million and $1 million, respectively.

   MLOA cedes a portion of its life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums paid in 2011, 2010 and 2009 to AXA Equitable totaled approximately $426,414, $395,877 and $365,339, respectively. Claims and expenses in 2011, 2010 and 2009 were $0, $894,972 and $(241,833), respectively.

   As more fully described in Note 7, MLOA ceded new variable life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA Financial (Bermuda) Ltd. MLOA reported $334,772, $361,422 and $417,046 of ceded premiums for 2011, 2010 and 2009, respectively.

   In 2011, 2010 and 2009, respectively, MLOA paid AXA Distribution and its subsidiaries $36 million, $31 million and $27 million of commissions and fees for sales of insurance products. MLOA charged AXA Distribution's subsidiaries $3 million, $3 million and $3 million, respectively, for their applicable share of operating expenses in 2011, 2010 and 2009, pursuant to the Agreements for Services.

   In addition to the AXA Equitable service agreement, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements were $2 million, $2 million and $2 million for 2011, 2010 and 2009, respectively.

   On March 5, 1999, MLOA borrowed $51 million from MONY Benefit Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bore interest at 6.8% per annum and was due to mature on March 5, 2014. Principal and interest were payable quarterly to MBMC. The carrying value of the note was $20 million at December 31, 2009. This note was paid in full on December 6, 2010.

9) SHARE-BASED COMPENSATION

   For 2011, 2010 and 2009, respectively, MLOA recognized compensation costs of $1 million, $3 million and $1 million, for share-based payment arrangements and $280,000, $431,000 and $410,000 related to employee stock options.

   At December 31, 2011, approximately $203,000 of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by MLOA over a weighted average period of 1.6 years.

   On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee and financial professional of AXA for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $700,000, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011 and 2010, respectively, MLOA recognized compensation expense of approximately $53,000 and $113,000 in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee and eligible financial professional will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

10)NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET

   The following table breaks out Net investment income (loss) by asset category:

                                 2011    2010    2009
                                ------  ------  ------
                                     (IN MILLIONS)
Fixed maturities............... $  102  $  106  $  107
Mortgage loans on real estate..     10      10      12
Policy loans...................      8       8       8
Other equity investments.......     --      (1)     (1)
                                ------  ------  ------
Gross investment income (loss).    120     123     126
Investment expenses............     (4)     (4)     (4)
                                ------  ------  ------
Net Investment Income (Loss)... $  116  $  119  $  122
                                ======  ======  ======

   Investment gains (losses), net including changes in the valuation allowances are as follows:

                                                           2011   2010    2009
                                                          -----  ------  ------
                                                              (IN MILLIONS)
Fixed maturities......................................... $  (2) $  (47) $  (50)
Impact of repurchase/issuance of AllianceBernstein Units.     2      (2)     (4)
Mortgage loans on real estate............................    (1)      1      (2)
                                                          -----  ------  ------
Investment Gains (Losses), Net........................... $  (1) $  (48) $  (56)
                                                          =====  ======  ======

   There were no writedowns of mortgage loans on real estate and equity real estate for 2011, 2010 and 2009.

   For 2011, 2010 and 2009, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $20 million, $88 million and $83 million. Gross gains of $1 million, $4 million and $20 million and gross losses of $1 million, $2 million and $18 million, were realized on these sales in 2011, 2010 and 2009, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2011, 2010 and 2009 amounted to $36 million, $98 million and $220 million, respectively.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

   The net unrealized investment gains (losses) included in the balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                                  2011    2010     2009
                                                                 ------  ------  -------
                                                                      (IN MILLIONS)
Balance, beginning of year...................................... $   45  $  (11) $  (119)
Changes in unrealized investment gains (losses).................     36      98      220
Impact of unrealized investment gains (losses) attributable to:
 DAC and VOBA...................................................    (20)    (13)     (54)
 Deferred income taxes..........................................     (6)    (29)     (58)
                                                                 ------  ------  -------
Balance, End of Year............................................ $   55  $   45  $   (11)
                                                                 ======  ======  =======

Balance, end of period comprises:
 Unrealized investment gains (losses) on fixed maturities....... $  110  $   74  $   (24)
Impact of unrealized investment gains (losses) attributable to:
 DAC and VOBA...................................................    (26)     (6)       7
 Deferred income taxes..........................................    (29)    (23)       6
                                                                 ------  ------  -------
Total........................................................... $   55  $   45  $   (11)
                                                                 ======  ======  =======

11)INCOME TAXES

   A summary of the income tax (expense) benefits in the statements of earnings
   (loss) follows:

                                2011    2010    2009
                               ------  ------  -----
                                   (IN MILLIONS)
Income tax (expense) benefit:
 Current (expense) benefit.... $   39  $  (24) $  (1)
 Deferred (expense) benefit...    (34)     38      4
                               ------  ------  -----
Total......................... $    5  $   14  $   3
                               ======  ======  =====

   The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings (loss), before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                               2011    2010   2009
                              ------  -----  -----
                                  (IN MILLIONS)
Tax at statutory rate........ $  (22) $  13  $  (1)
Dividends received deduction.      2      1      4
Refund claim settlement......      7     --     --
Low income housing credit....     --      1      1
Valuation allowance..........     19     --     --
Other........................     (1)    (1)    (1)
                              ------  -----  -----
Income Tax (Expense) Benefit. $    5  $  14  $   3
                              ======  =====  =====

   The tax benefit for 2011 reflected a benefit in the amount of $19 million related to the determination that the valuation allowance previously established on deferred tax assets related to net operating loss carry forwards was no longer necessary and a $7 million benefit in settlement of refund claims for tax years 1994 - 1997.

   The components of the net deferred income taxes are as follows:

                                       DECEMBER 31, 2011   December 31, 2010
                                      ------------------- -------------------
                                      ASSETS  LIABILITIES Assets  Liabilities
                                      ------- ----------- ------  -----------
                                                   (IN MILLIONS)
Reserves and reinsurance............. $    --  $      33  $   --    $    30
DAC..................................      --         46      --         31
VOBA.................................      --         34      --         42
Investments..........................      --          6      32         --
Goodwill and other intangible assets.      --          7      --          9
NOL and credits......................       6         --      19         --
Valuation allowance..................      --         --     (19)        --
Other................................       5         --       5         --
                                      -------  ---------  ------    -------
Total................................ $    11  $     126  $   37    $   112
                                      =======  =========  ======    =======

   MLOA provides income taxes on the undistributed earnings related to its investment in AllianceBernstein units except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2011, $6 million of accumulated undistributed earnings related to its investment in AllianceBernstein units were permanently invested. At existing applicable income tax rates, additional taxes of approximately $2 million would need to be provided if such earnings were remitted.

   At December 31, 2011 and 2010, respectively, the total amount of unrecognized tax benefits were $20 million and $18 million, all of which would affect the effective tax rate.

   MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2011 and 2010 were $3 million and $2 million, respectively. Tax (expense) benefit for 2011 reflected an expense of $1 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                            2011  2010  2009
                                            ----- ----- -----
                                              (IN MILLIONS)
Balance, beginning of year................. $  16 $  15 $  14
Additions for tax positions of prior years.     1     1     1
                                            ----- ----- -----
Balance, End of Year....................... $  17 $  16 $  15
                                            ===== ===== =====

   IRS examinations for the MONY Companies from the date of its acquisition in 2004 through 2007 commenced in 2010. It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

12)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI for MLOA represents cumulative gains (losses) on investments that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                 DECEMBER 31,
                                                              ------------------
                                                              2011  2010   2009
                                                              ----- ----- ------
                                                                 (IN MILLIONS)
Unrealized gains (losses) on investments..................... $  55 $  45 $   (5)
Impact of implementing new accounting guidance, net of taxes.    --    --     (6)
                                                              ----- ----- ------
Total Accumulated Other Comprehensive Income (Loss).......... $  55 $  45 $  (11)
                                                              ===== ===== ======

   The components of OCI for the past three years follow:

                                                                            DECEMBER 31,
                                                                        --------------------
                                                                         2011   2010   2009
                                                                        -----  -----  ------
                                                                            (IN MILLIONS)
Net unrealized gains (losses) on investments:
 Net unrealized gains (losses) arising during the year................. $  34  $  51  $  176
 (Gains) losses reclassified into net earnings (loss) during the year..     2     47      50
                                                                        -----  -----  ------
Net unrealized gains (losses) on investments...........................    36     98     226
Adjustments for DAC and VOBA and deferred income tax (expense) benefit.   (26)   (42)   (112)
                                                                        -----  -----  ------
Other Comprehensive Income (Loss)...................................... $  10  $  56  $  114
                                                                        =====  =====  ======

13)LITIGATION

   Insurance Litigation

   MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Insurance Regulatory Matters

   MLOA, along with other life insurance industry companies, has been the subject of various examinations regarding its unclaimed property and escheatment procedures. For example, MLOA has been contacted by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. MLOA is cooperating with these inquiries. These inquiries have resulted in the payment of death benefits and changes to MLOA's relevant procedures. MLOA expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments.

                              -------------------

   In addition to the matters descried above, a number of lawsuits, claims and assessments have been filed against life and health insurers in the jurisdictions in which MLOA does business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. MLOA, like other life and health insurers, from time to time is involved in such proceedings. Some of these actions and proceedings filed against MLOA have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters cannot be predicted with certainty, MLOA's management believes that the ultimate resolution of the matters described above should not have a material adverse effect on the financial position of MLOA. MLOA's management cannot make an estimate of loss, if any, or predict whether or not such litigations and regulatory matters will have a material adverse effect on MLOA's results of operations in any particular period.

14)STATUTORY FINANCIAL INFORMATION

   MLOA is restricted as to the amounts it may pay as dividends to MONY Life. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. For 2011, 2010 and 2009, MLOA's statutory net income (loss) was $35 million, $(19) million and $11 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $225 million and $232 million at December 31, 2011 and 2010, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2011, 2010 and 2009.

   At December 31, 2011, MLOA, in accordance with various government and state regulations, had $5 million of securities on deposit with such government or state agencies.

   At December 31, 2011 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by the State of Arizona Insurance Department (the "AID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2011.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily:
   (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for U.S. GAAP purchase accounting.

15)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2011 and 2010 are summarized below:

                                                                  THREE MONTHS ENDED
                                                    ----------------------------------------------
                                                    MARCH 31  JUNE 30  SEPTEMBER 30   DECEMBER 31
                                                    --------  ------- -------------  -------------
                                                                     (IN MILLIONS)
2011
Total Revenues..................................... $     71  $    69 $          78  $          67
                                                    ========  ======= =============  =============
Earnings (Loss) from Continuing Operations, Net of
  Income Taxes..................................... $     43  $     5 $           4  $          17
                                                    ========  ======= =============  =============
Net Earnings (Loss)................................ $     43  $     5 $           4  $          17
                                                    ========  ======= =============  =============

2010
Total Revenues..................................... $     72  $    74 $          42  $          49
                                                    ========  ======= =============  =============
Earnings (Loss) from Continuing Operations, Net of
  Income Taxes..................................... $     (5) $     6 $         (13) $         (11)
                                                    ========  ======= =============  =============
Net Earnings (Loss)................................ $     (5) $     6 $         (13) $         (11)
                                                    ========  ======= =============  =============

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

    (a) The following Financial Statements are included in Part B of the Registration Statement:

         The financial statements of MONY Life Insurance Company of America and MONY America Variable Account A are included in the Statement of Additional Information.

    (b)  The following exhibits correspond to those required by paragraph
         (b) of item 24 as to exhibits in Form N-4:

         (1) Resolutions of Board of Directors of MONY Life Insurance Company of America authorizing the establishment of MONY America Variable Account A, adopted March 27, 1987, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

         (2) Not applicable.

         (3)(a) Underwriting Agreement among MONY Life Insurance Company of America, MONY Securities Corporation, and MONY Series Fund, Inc. dated November 1, 1990, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

         (b) Wholesale Distribution Agreement dated April 1, 2005 by and between MONY Life Insurance Company of America, MONY Securities Corporation, and AXA Distributors, LLC, is incorporated herein by reference to the Registration Statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

         (c) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit no. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

         (d) Form of Wholesale Broker-Dealer Supervisor and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit no. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

         (e) General Agent Sales Agreement dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-180068), filed on March 13, 2012.

         (e)(i) First Amendment dated as of August 1, 2006 to General Agent Sales Agreement dated as of August 1, 2006 by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to Exhibit (c)(9) to the Registration Statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

         (e)(ii) Second Amendment dated as of April 1, 2008 to General Agent Sales Agreement dated as of April 1, 2008 by and between MONY Life Insurance Company of America and AXA Network, LLC, is incorporated herein by reference to Exhibit (d) (ii) to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

         (f) Broker-Dealer Distribution and Servicing Agreement dated June 6, 2005, made by and between MONY Life Insurance Company of America and AXA Advisors, LLC, is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-180068), filed on March 13, 2012.

         (4)(a) Form of flexible payment variable annuity contract, incorporated herein by reference to post-effective amendment no. 32 to the registration statement on Form N-4 (File No. 33-20453) filed on April 22, 2005.

         (5) Form of application for flexible payment variable annuity contract, incorporated herein by reference to post-effective amendment no. 32 to the registration statement on Form N-4 (File No. 33-20453) filed on April 22, 2005.

         (6)(a) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

         (6)(b) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 8 to the registration statement on Form N-4 (File No. 333-72632) filed on May 4, 2005.

         (7) Reinsurance Contract. Not applicable.

         (8)(a) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

         (b) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005, incorporated herein by reference to Exhibit 10.2 to Registration Statement (File No. 333-65423) on Form 10-K, filed on
    March 31, 2005.

         (9)(a) Opinion and Consent of Dodie Kent, MONY Life Insurance Company of America, as to the legality of the securities being registered, filed herewith.

         (10)(a) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for MONY Life Insurance Company of America, filed herewith.

         (b) Powers of Attorney, filed herewith.

         (11) Not applicable.

         (12) Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

      * The business address for all officers and directors of MONY America is 1290 Avenue of the Americas, New York, New York 10104.

NAME AND PRINCIPAL              POSITIONS AND OFFICES
BUSINESS ADDRESS                WITH MONY AMERICA
------------------              ---------------------
DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                  Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                   Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton             Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                   Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Richard C. Vaughan                  Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                       Director, Chairman of the Board and
                                    Chief Executive Officer

*Andrew J. McMahon                  Director and President

OTHER OFFICERS

*Andrea M. Nitzan                   Executive Vice President
                                    (acting Principal Accounting Officer)

*Bertrand Poupart-Lafarge           Executive Vice President,
                                    Chief Investment Officer,
                                    Treasurer and interim Chief Financial
                                    Officer

*Michael B. Healy                   Executive Vice President
                                    and Chief Information Officer

*Salvatore Piazzolla                Senior Executive Vice President

*Mary Fernald                       Senior Vice President and Chief
                                    Underwriting Officer

*David Kam                          Senior Vice President and Actuary

*Kevin E. Murray                    Executive Vice President

*Anne M. Katcher                    Senior Vice President and Senior Actuary

*Anthony F. Recine                  Senior Vice President, Chief Compliance
                                    Officer and Deputy General Counsel

*Karen Field Hazin                  Vice President, Secretary and Associate
                                    General Counsel

*Dave S. Hattem                     Senior Vice President and General Counsel

*Michel Perrin                      Senior Vice President and Actuary

*Naomi J. Weinstein                 Vice President

*Charles A. Marino                  Executive Vice President and Chief
                                    Actuary

*Nicholas B. Lane                   Senior Executive Vice President and
                                    President, Retirement Savings

*David W. O'Leary                   Executive Vice President

*Robert O. Wright, Jr.              Executive Vice President

*Amy J. Radin                       Senior Executive Vice President and
                                    Chief Marketing Officer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

         No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

         (a) The AXA Group Organizational Charts June 1st 2011 are incorporated herein by reference to Exhibit 26 to Registration Statement (File
No. 333-178750) on Form N-4 filed December 23, 2011.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q4-2011 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 333-05593) on Form N-4 filed April 24, 2012.

ITEM 27. NUMBER OF CONTRACT OWNERS:

         As of February 29, 2012 there were 141 owners of Qualified Contracts and 9,826 owners of Non-Qualified Contracts of the MONYMaster contracts offered by the Registrant under this Registration Statement.

ITEM 28. INDEMNIFICATION

         The By-Laws of MONY Life Insurance Company of America provide, in
Article VI as follows:

              SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

              The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

              SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

              The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

              SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

              The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Zurich Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, Chubb Insurance Company, AXIS Insurance Company and St. Paul Travelers. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

              Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors").

     (b) AXA Advisors and AXA Distributors, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45,301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas, New York, NY 10104.

     (c) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                    (AXA ADVISORS LLC)
------------------                  --------------------------------------

*Andrew J. McMahon                  Director, Chairman of the Board and Chief
                                    Financial Protection & Wealth Management
                                    Officer

*Christine Nigro                    President and Director

*Manish Agarwal                     Director

*Nicholas B. Lane                   Director and Chief Retirement Services
                                    Officer

*Robert O. Wright, Jr.              Director, Vice Chairman of the Board and
                                    Chief Sales Officer

*Frank Massa                        Chief Operating Officer

*Philip Pescatore                   Chief Risk Officer

*William Degnan                     Senior Vice President

*David M. Kahal                     Senior Vice President

*George Papazicos                   Senior Vice President

*Vincent Parascandola               Senior Vice President

*Robert P. Walsh                    Vice President and Chief Anti-Money
                                    Laundering Officer

*Patricia Roy                       Chief Compliance Officer

*Maurya Keating                     Vice President and Chief Broker Dealer

*Francesca Divone                   Secretary

*Susan Vesey                        Assistant Secretary

*Denise Tedeschi                    Assistant Vice President and Assistant
                                    Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Andrew J. McMahon                 Director and Chief Financial Protection
                                   & Wealth Management Officer

*Michael P. McCarthy               Director, Senior Vice President and
                                   National Sales Manager

*David W. O'Leary                  Executive Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Windy Lawrence                    Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Mark D. Scalercio                 Senior Vice President

*Michael Schumacher                Senior Vice President

*John C. Taroni                    Vice President and Treasurer

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Robert P. Walsh                   Vice President and Chief AML Officer

*Francesca Divone                  Secretary

*Susan Vesey                       Assistant Secretary

     (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         Accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company of America, in whole or in part, at its principal offices at 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 100 Madison St., Syracuse, New York 13202.

ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32. UNDERTAKINGS

         (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                   REPRESENTATIONS RELATING TO SECTION 26 OF
                      THE INVESTMENT COMPANY ACT OF 1940

         Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company of America.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 27th day of April, 2012.


                              MONY America Variable Account A of
                              MONY Life Insurance Company of America
                                         (Registrant)

                              By:  MONY Life Insurance Company of America
                                    (Depositor)

                              By:  /s/ Dodie Kent
                                   ---------------------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 27th day of April, 2012.

                               MONY Life Insurance Company of America
                                            (Depositor)

                               By:  /s/ Dodie Kent
                                    --------------------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel

   As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Bertrand Poupart-Lafarge                Executive Vice President, Chief
                                         Investment Officer, Treasurer and
                                         interim Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan                        Executive Vice President (acting
                                         Principal Accounting Officer)

*DIRECTORS:

Mark Pearson              Danny L. Hale        Ramon de Oliveira
Henri de Castries         Anthony J. Hamilton  Lorie A. Slutsky
Denis Duverne             Peter S. Kraus       Ezra Suleiman
Charlynn Goins            Andrew J. McMahon    Richard C. Vaughan

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      April 27, 2012

                                 EXHIBIT INDEX

EXHIBIT NO.                       DESCRIPTION                        TAG VALUES
-----------                       -----------                        ----------

9(a)         Opinion and Consent of Counsel                            EX-99.9a
10(a)        Consent of PricewaterhouseCoopers LLP                    EX-99.10a
10(b)        Powers of Attorney                                       EX-99.10b